Greenberg Traurig, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103
                              (215) 988-7800 Phone
                               (215) 988-7801 Fax

FILED VIA EDGAR TRANSMISSION

April 4, 2002



Public Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:    The World Insurance Trust (the "Registrant")

Ladies and Gentlemen:

Attached herewith for filing pursuant to the applicable provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, please find a Registration Statement on Form N-1A for The World Insurance Trust (the "Registration Statement"). The Registration Statement contains an election to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registration Statement relates to one series of shares, the CSI Equity Portfolio. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

Questions concerning this filing may be directed to Terrance James Reilly at
(215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.



Sincerely,



/s/ Terrance James Reilly
Terrance James Reilly

As filed with the Securities and Exchange Commission on April 4, 2002

                                     Registration No. 333-
                                            File No.  811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECUTITIES ACT OF 1933          |X |
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No._______                        |__|

                                                                  --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X |
                                                                  --
      Amendment No.__________                                    |__|

                        (Check appropriate box or boxes)

                            THE WORLD INSURANCE TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                  804-285-8211
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                          Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                         Two Commerce Square, Suite 2700
                        Philadelphia, Pennsylvania 19103
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective:

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section
8(a), may determine.

Title of Securities Being Registered:  Shares of beneficial interest

Registrant hereby elects to register an indefinite number of shares of beneficial interest, with no par value, pursuant to Rule 24f-2.

PROSPECTUS




THE WORLD INSURANCE TRUST


CSI Equity Portfolio


Prospectus dated ____________________, 2002



This prospectus describes the CSI Equity Portfolio (the "Portfolio"), a series of shares offered by The World Insurance Trust (the "Trust"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. To obtain a prospectus, please call ___________________. The Portfolio seeks long-term growth of capital by investing in a diversified portfolio of equity securities.











As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective:     Long-term growth of capital

Principal Investment
Strategies:               The Portfolio seeks to achieve price appreciation by
                          investing in a diversified portfolio consisting primarily of common stocks. Under normal circumstances, the Portfolio will invest at least
                          80% of its net assets in such securities. The primary selection of well-established, large capitalized companies throughout the world is consistent with the Portfolio's focus on capital preservation. The Portfolio utilizes both value and growth oriented investment strategies in the security selection process.

Principal  Risks:         The principal  risk of investing in the Portfolio is
                          that the value of its investments are subject to market, economic and business risk that may cause the Portfolio's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Portfolio could decline and you could lose money. There is no assurance that the investment adviser will achieve the Portfolio's objective.

                          The Portfolio's assets will be invested on a global basis. These investments may involve financial, economic or political risks not ordinarily associated with U.S. securities. The Portfolio's NAV may be affected by: changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and more volatility than U.S. securities, taxes, and adverse social or political developments.

                          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile:         Investors may not purchase or redeem shares
                          of the Portfolio directly. Shares of the Portfolio may be offered only to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

 Performance
  Information:            The Portfolio has not yet completed one full
                          calendar year of operations. Accordingly, no performance information is being presented.

                                FEES AND EXPENSES

For information concerning fees and expenses of your investment, please review the prospectus for the shares of the separate account in which you are investing.

                            OBJECTIVES AND STRATEGIES

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal circumstances, the Portfolio will have at least 80% of its net assets invested in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders, upon 60 days' prior notice. The Portfolio will not be limited to investing in securities of companies of any size or to securities traded in any particular market.

The Portfolio's assets will be invested on a global basis to take advantage of investment opportunities both within the U.S. and outside the U.S. The foreign securities which the Portfolio purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Portfolio's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

While the Portfolio intends to remain substantially invested in common stocks and securities convertible into common stocks, it may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. Government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

Securities under consideration for purchase must meet a variety of criteria. No particular formulas are used, but rather emphasis is placed on those companies which the investment adviser believes are most likely to prosper under various economic conditions and which have demonstrated the ability to produce reliable earnings or dividend growth over the years. Among other things, balance sheet analysis, return on equity, price/earnings ratios and relative strength are included in the investment adviser's decision making process.

In determining which portfolio securities to sell, the investment adviser considers the following: 1) when, in the investment adviser's opinion, the price of the shares is either not likely to increase or may decline because of its views on the prospects for the individual company or industry in which the company operates or general economics conditions; or 2) when the investment adviser thinks that the company fundamentals can no longer justify the price at which the stock trades.

                                      RISKS

Stock Market Risk

The Portfolio is subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or long periods. Because stock prices tend to fluctuate, the value of your investment in the Portfolio may increase or decrease. In addition, the Portfolio may invest in a smaller number of issuers than other equity funds. This emphasis in fewer issues could produce more volatile performance in comparison to other funds that invest in a larger number of holdings.

Manager Risk

The Portfolio's investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the portfolio assets. If the investment adviser's conclusions about growth rates or securities values are incorrect, the Portfolio may not perform as anticipated.

Investment Style Risk

The returns of the Portfolio's equity investment style may lag the returns of the overall stock market. For example, the Portfolio utilizes both value and growth oriented investment strategies in the security selection process but may rely more heavily on value or growth in different markets.

Foreign Investing Risk

The Portfolio's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Since the Portfolio may invest globally across U.S. and foreign markets, there is the risk that the Portfolio may underperform if the investment adviser decides to overweight a market that underperforms.

Depositary  Receipts

In addition to the risks of foreign investment applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Temporary Defensive Positions

When the investment adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Portfolio may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government, its agencies or instrumentalities) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the SAI). For temporary defensive purposes, the Portfolio may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Portfolio is in a temporary defensive position, it is not pursuing its stated investment policies. The investment adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

                                   MANAGEMENT

The Trust

The Trust was organized as a Delaware business trust on March 19 , 2002. The Trust is an open-end management investment company registered under the Investment company Act of 1940, as amended (the " 1940 Act") and is commonly known as a "mutual fund". The Trust has retained an investment adviser to manage all aspects of the investments of the Portfolio.

Investment Adviser

CSI Capital Management, Inc. (the "Adviser") located at 445 Bush Street, 5th Floor, San Francisco, CA 94108-3725, manages the investments of the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement" ). Under the Advisory Agreement, the Adviser, subject to the general supervision of the Board of Trustees of the Trust, manages the Portfolio in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the average daily net assets of the Portfolio.

Mr. Leland Faust, who has been the President of the Adviser since its formation in 1978, has been the Portfolio Manager of the Portfolio since its inception on __________, 2002. Since 1997, the Adviser has also served as the investment adviser to two series of another open-end management investment company registered under the 1940 Act.

                             SHAREHOLDER INFORMATION

The Portfolio's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Portfolio is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Portfolio's investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

Shares of the Portfolio are bought, sold or exchanged at the NAV price per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Portfolio's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Portfolio. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

                            BUYING AND SELLING SHARES

Investors may not purchase or redeem shares of the Portfolio directly. Investors may acquire variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies that invest the assets held in such policies in shares of the Portfolio. You should refer to your insurance company's prospectus for information on how to purchase a variable annuity contract or variable life insurance policy, how to select the Portfolio as an investment option for your contract or policy and how to redeem monies from the Trust.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Trust are effected on days on which the NYSE is open for trading. Orders for the purchase of shares of Portfolio are effected at the NAV next calculated after an order is received in good order by the Portfolio. Redemptions are effected at the NAV next calculated after receipt of a redemption request in good order by the Portfolio. Payment for redemptions will be made by the Portfolio within seven days after the request is received. The Trust may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the U.S. Securities and Exchange Commission.

The Portfolio does not assess any fees, either when it sells or redeems shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees will be described in the participating insurance companies' prospectuses.

Shares of the Portfolio may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated participating insurance companies. The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated participating insurance companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the affiliated or unaffiliated participating insurance companies. Nevertheless, the Trust's Board of Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated participating insurance companies, the participating insurance companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Portfolio. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Trust assumes no responsibility for such prospectuses.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

The Portfolio expects to distribute substantially all of its net investment income and capital gains each year. Dividends from net investment income, if any, are declared and paid annually. Net capital gains, if any, are distributed at least once a year. All dividends and distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date.

Taxes

The Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally will not be subject to federal income tax on its ordinary income and net realized capital gains, provided that the Portfolio distributes them each year.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the owners of such contracts and policies should not be subject to federal income tax on dividends and distributions from the Portfolio to the participating insurance companies' separate accounts.

Owners of variable annuity contracts and variable life insurance policies should review the prospectus for their contract or policy for further tax information.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding the tax consequences of investments in the Portfolio.

                           SHAREHOLDER COMMUNICATIONS

The Portfolio may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Portfolio send these documents to each shareholder individually by calling the Portfolio at_______________________.

You'll find more information about the Portfolio in the following documents:

The Portfolio's annual and semi-annual reports will contain more information about the Portfolio and a discussion of the market conditions and investment strategies that had a significant effect on the Portfolio's performance during the last fiscal year.

For more information about the Portfolio, you may wish to refer to the Portfolio's SAI dated _________________, 2002, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the SAI by writing to World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free ____________________ or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Portfolio may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. _____________________)

                              CSI Equity Portfolio
                                   a series of

                           THE WORLD INSURANCE TRUST
               1500 FOREST AVENUE, SUITE 223, RICHMOND, VA 23229
                            (___)___________________

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of the CSI Equity Portfolio (the "Portfolio") dated __________________. You may obtain the prospectus of the Portfolio, free of charge, by writing to The World Insurance Trust at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (___)__________.






The date of this SAI is ______________________

                                TABLE OF CONTENTS
                                                                            PAGE

General Information
Investment Objectives
Strategies and Risks
Investment Restrictions
Management of the Trust
Principal Securities Holders
Investment Adviser and Advisory Agreements
Management-Related Services
Portfolio Transactions
Additional Information Concerning Shares
Investment Performance
Financial Information

                               GENERAL INFORMATION

The World Insurance Trust (the "Trust") was organized as a Delaware business trust on March 19, 2002. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") commonly known as a "mutual fund". The Trust was established exclusively for the purpose of providing an investment vehicle for insurance company investments, including variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies ("Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts ("Separate Accounts"). Shares of the Trust may be sold to and held by Separate Accounts funding variable annuity contracts and variable life insurance policies issued by both affiliated and unaffiliated life insurance companies. This SAI relates to the CSI Equity Portfolio (the "Portfolio"). The Portfolio is a separate investment portfolio or series of the Trust. The Portfolio is a "diversified" series as that term is defined in the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Portfolio's investment objectives and policies. The Portfolio's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Portfolio. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Portfolio represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Portfolio are represented; or
(2) more than 50% of the outstanding voting shares of the Portfolio. The investment programs, restrictions and the operating policies of the Portfolio that are not fundamental policies can be changed by the Board of Trustees of the Trust without shareholder approval; except that, the Trust will give the shareholders of the Portfolio at least sixty (60) days' prior notice of any change with respect to its policy of investing, under normal conditions, at least 80% of its net assets in equity securities.

                              INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks. Under normal conditions, the Portfolio will invest at least 80% of its net assets in such securities. This is not a fundamental policy and may be changed by the Board of Trustees of the Trust, without a vote of shareholders upon sixty (60) days prior notice.

All investments entail some market and other risks. For instance, there is no assurance that the investment adviser will achieve the investment objective of the Portfolio. You should not rely on an investment in the Portfolio as a complete investment program.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Portfolio's prospectus. In seeking to meet its investment objective, the Portfolio may invest in any type of security whose characteristics are consistent with its investment program described below.

                               INVESTMENT PROGRAMS

Convertible Securities

The Portfolio may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, generally the price of a convertible security varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such an opportunity for a higher yield or capital appreciation, the Portfolio has to pay more for a convertible security than the value of the underlying common stock. The Portfolio will generally hold common stock it acquires upon conversion of a convertible security for so long as the investment adviser anticipates such stock will provide the Portfolio with opportunities that are consistent with the Portfolio's investment objective and policies.

Warrants

The Portfolio may invest in warrants. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the underlying corporation, whereas call options may be written by anyone.

Illiquid Securities

The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

U.S.  Government  Securities

The Portfolio may invest in U.S. Government Securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

U.S. Government securities include: (1) securities that have no interest coupons (see "Zero Coupon Securities" below) or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

Corporate Debt Securities

The Portfolio may invest in corporate debt securities. The Portfolio may invest, at the time of purchase, in securities rated: Baa or higher by Moody's Investor Services, Inc. ("Moody's"); BBB or higher by Standard & Poor's Rating Group ("S&P"); or foreign securities not subject to standard credit ratings, which in the judgment of the investment adviser, will be "investment grade" issues. Securities rated as BAA by Moody's or BBB by S&P are generally considered to be investment grade although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Zero Coupon Securities

The Portfolio may invest in zero coupon securities. Certain zero coupon securities are convertible into common stock and offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stock as they usually are issued with intermediate to short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the securities entitling the holder to redeem the securities and receive a defined cash payment.

Zero coupon securities also include securities issued directly as zero coupon securities by the U.S. Treasury, and U.S. Treasury bonds or notes which have their unmatured interest coupons separated by their holder, typically a custodian bank or investment brokerage firm. The holder separates ("strips") the interest coupons from the underlying principal of the U.S. Treasury security.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once the U.S. Treasury obligation is stripped, the principal and coupons may be sold separately. Typically, the coupons are sold individually or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discounted obligations that are similar to zero coupon securities that the Treasury sells directly.

Repurchase Agreements

Under a repurchase agreement, a Portfolio acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under repurchase agreements is considered to be a loan by a Portfolio. The investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Portfolio's right to dispose of the securities held as collateral may be impaired and the Portfolio may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.


Miscellaneous

The Board of Trustees may, in the future, authorize the Portfolio to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Portfolio's investment objective and that such investment would not violate the Portfolio's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions

The Portfolio has adopted the following fundamental investment restrictions which cannot be changed without approval by vote of a "majority of the outstanding voting securities" of the Portfolio. All other investment policies and practices described in the prospectus are not fundamental, meaning that the Board of Trustees may change them without the approval of shareholders. As a matter of fundamental policy, the Portfolio may not:

(1) Invest in companies for the purpose of exercising management or control;

(2) Invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act;

(3) Purchase or sell commodities or commodity contracts;

(4) Invest in interests in oil, gas, or other mineral exploration or development programs;

(5) Purchase securities on margin, except for use of short-term credits as necessary for the clearance of purchase of portfolio securities;

(6) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act;

(7) Act as an underwriter of securities of other issuers, except that the Portfolio may invest up to 15% of the value of its total assets (at the time of investment) in portfolio securities which the Portfolio might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended (the "1933 Act"), or any foreign law restricting distribution of securities in a country of a foreign issuer;

(8) Invest more than 25% of its total assets in securities of companies in the same industry;

(9) Purchase or sell real estate, provided that the purchase of securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

(10)Purchase any security if, as a result of such purchase less than 75% of the assets of the Portfolio would consist of cash and cash items, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Portfolio has not invested more than 5% of its assets;

(11)Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio; and

(12)Make loans, except that the purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements will not be treated as the making of loans for purposes of this restriction.

In applying the fundamental and policy concerning concentration:

(1) If a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Portfolio's assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. Examples of these categories include:

         (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;

        (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; and

      (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by a Board of Trustees, which is responsible for protecting the interest of shareholders. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Portfolio, and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Adviser of the Trust, and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).

=============================================================================
Name, Address       Position(s)  Number  Principal               Other
and                 Held With    of      Occupation(s) During    Directorships
Age(1)              Trust and    Funds   The Past 5  Years       by Trustees
                    Tenure       in                              and Number of
                                 Company                         Funds in the
                                 Overseen                        Complex
                                                                 verseen

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Interested Trustees:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
* John Pasco, III(2)Chairman,    1       Mr. Pasco is Treasurer  Vontobel
(56)                Director             and Director of         Funds, Inc.--
                    and                  Commonwealth            3 Funds
                    Treasurer            Shareholder Services,
                    since                Inc., the Trust's       The World
                    March,               Administrator, since    Funds, Inc.--
                    2002                 1985; President and     8 Funds
                                         Director of First
                                         Dominion Capital
                                         Corp., the Trust's
                                         Underwriter; Director
                                         and Shareholder  of
                                         Fund Services Inc.,
                                         the Trust's Transfer
                                         and  Disbursing
                                         Agent, since 1987; and
                                         a Shareholder of
                                         Commonwealth Fund
                                         Accounting, Inc.,
                                         which provides
                                         bookkeeping services.
                                         Mr. Pasco is also a
                                         certified public
                                         accountant.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Non-Interested Trustees:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Samuel Boyd, Jr.    Trustee      1       Mr. Boyd has served as  Vontobel
(61)                since                the Manager of the      Funds, Inc.--
                    March,               Customer Services       3 Funds
                    2002                 Operations and
                                         Accounting Division of  The World
                                         the Potomac  Electric   Funds, Inc.--
                                         Power  Company since    8 Funds
                                         1978.  Mr. Boyd   is
                                         also  a certified
                                         public accountant.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
William E. Poist    Trustee      1       Mr. Poist has served    Vontobel
(65)                since                as a financial and tax  Funds, Inc.--
                    March,               consultant through his  3 Funds
                    2002                 firm Management
                                         Consulting for          The World
                                         Professionals since     Funds, Inc.--
                                         1968.  Mr. Poist is     8 Funds
                                         also a certified
                                         public accountant.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Paul M.Dickinson    Trustee      1       Mr. Dickinson has       Vontobel
(54)                since                served as President of  Funds, Inc.--
                    March,               Alfred J. Dickinson,    3 Funds
                    2002                 Inc., Realtors since
                                         April 1971.             The World
                                                                 Funds,  Inc.--
                                                                 8 Funds
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Joseph Mastoloni   Trustee      1       Mr. Mastoloni has       Vontobel
(38)               since                served as Compliance    Funds, Inc.--
                   March,               Officer of Vontobel     3 Funds
                   2002                 USA Inc., a registered
                                        investment adviser,
                                        since May, 1994 and was
                                        appointed as Vice
                                        President in July 1999.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Officers:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
F. Byron Parker, Jr. Secretary  N/A      Mr. Parker has served   N/A
(59)                                     as Secretary of
                                         Commonwealth
                                         Shareholder Services,
                                         Inc., the Company's
                                         Administrator,  since
                                         1986; as Secretary of
                                         The World Funds, Inc.,
                                         a registered
                                         investment company,
                                         since May 1997; and
                                         Secretary of Vontobel
                                         Funds, Inc., a
                                         registered investment
                                         company, since
                                         October, 1983.  He is
                                         also a Partner in the
                                         law firm Mustian &
                                         Parker.
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
* Leland H.Faust    President    N/A     Mr. Faust is President  N/A
445 Bush St.,       of the CSI           of CSI Capital
5th Floor           Equity               Management, Inc. since
San Francisco,      Portfolio            1978.  Mr. Faust is
CA 94108                                 also a Partner in the
                                         law firm Taylor &
                                         Faust since September, 1975.
=============================================================================


(1) Unless otherwise indicated, each Trustee or Officer may be contacted by writing the Trustee or Officer, c/o The World Insurance Trust, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229

(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Pasco is an interested person because: (1) he is an officer of the Trust; (2) he owns First Dominion Capital Corp., the principal underwriter of the Trust; and (3) he owns or controls the Trust's various service providers.

      Each Trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Boyd, Poist, Dickinson and Mastoloni. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI.

--------------------------------------------------------------------------
                                        Aggregate Dollar Range of Equity
                                                 Securities in
                   Dollar Range of    All Registered Investment Companies
Name of Trustee Equity Securities in    Overseen by Trustee in Family of
                     the Company             Investment Companies
--------------------------------------------------------------------------
--------------------------------------------------------------------------
John Pasco, III          None                         None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Samuel Boyd, Jr.         None                         None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
William E. Poist         None                         None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Paul M. Dickinson        None                         None
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Joseph Mastoloni         None                         None
--------------------------------------------------------------------------

Approval of the Investment Advisory Agreement. The Board of Trustees approved the terms and conditions of the Investment Advisory Agreement between the investment adviser, CSI Capital Management, Inc. (the "Adviser"), and the Trust, on behalf of the Portfolio, at a meeting on ____________, 2002. At the meeting, the trustees considered, amongst other things, a discussion of the terms and conditions of the Investment Advisory Agreement, the quality and scope of the investment advisory services to be received from the Adviser, the Adviser's personnel assigned to service the Portfolio and the fees to be paid by the Portfolio in comparison to similar funds within the industry. The trustees also reviewed and discussed other aspects of the Adviser, such as the profitability of the Adviser, the Adviser's code of ethics and information on the qualifications and experience of the proposed portfolio manager and his investment management style.

The Trust does not compensate the trustees and officers who are officers or employees of the investment adviser, the principal underwriter or any service provider to the Trust. The trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, receive an annual retainer of $1,000 and a fee of $200 for each meeting of the trustees which they attend in person or by telephone. Mr. Parker, Secretary of the Trust, may receive legal fees from the Trust for certain legal services provided to the Trust. Trustees and officers are reimbursed for travel and other out-of-pocket expenses. The Trust does not offer any retirement benefits for trustees.

As of the date of this SAI, the Trust has not commenced operations and no compensation or expense reimbursements have been paid. The following table provides estimated information on all compensation to be made to the trustees by the Portfolio for fiscal year ________.

-------------------------------------------------------------------
Name and Position     Aggregate         Pension or       Total
                      Compensation      Retirement       Compensation
                      From the          Benefits         from the
                      Portfolio for     Accrued as Part  Trust (2)
                      Fiscal Year       of Portfolio
                      Ending            Expenses
                      ____________(1)
---------------------------------------------------------------------
---------------------------------------------------------------------
John Pasco, III,      $-0-              N/A               $-0-
Chairman
---------------------------------------------------------------------
---------------------------------------------------------------------
Samuel Boyd, Jr.,     $2,000            N/A               $2,000
Trustee
---------------------------------------------------------------------
---------------------------------------------------------------------
William E. Poist,     $2,000            N/A               $2,000
Trustee
---------------------------------------------------------------------
---------------------------------------------------------------------
Paul M. Dickinson,    $2,000            N/A               $2,000
Trustee
---------------------------------------------------------------------
---------------------------------------------------------------------
Joseph Mastoloni,     $2,000            N/A               $2,000
Trustee
---------------------------------------------------------------------

 (1) This amount represents the estimated aggregate amount of compensation to the Trustees by the Portfolio for service on the Board of Trustees for the Portfolio's fiscal year ending_____________.

(2) As of the date of this SAI, the Portfolio is the only services offered by the Trust.

Sales Loads. The Portfolio doe not charge any front-end or contingent deferred sales charges on the sale of shares.

Policies Concerning Personal Investment Activities

The Portfolio, investment adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular Code of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolio, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the U.S. Securities and Exchange Commission's (the "SEC") Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. As of the dated of this SAI, the Portfolio could be deemed to be under the control of John Hancock Insurance Company, Boston, Massachusetts, which had voting authority with respect to approximately 100% of the value of the outstanding interests in the Portfolio on such date. However, it is expected that once the Portfolio commences investment operations, its shares will be held by various Participating Insurance Companies in Separate Accounts funding variable annuity contracts and variable life insurance policies.

                   INVESTMENT ADVISER AND ADVISORY AGREEMENT

CSI Capital Management, Inc., 445 Bush Street, 5th Floor, San Francisco, California 94108-3725, is the Portfolio's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately-owned firm. Leland Faust, is the sole owner of the Adviser. Mr. Faust, who has been President of the Adviser since 1978, is the portfolio manager for the Portfolio.

The Adviser provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Unless sooner terminated, the Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board of Trustees; or (2) by a majority vote of the outstanding voting securities of the Portfolio and a majority of the Trustees who are not "interested persons" of the Company, as that term is defined in the 1940 Act. The Advisory Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio; or (ii) the Adviser.

Under the Advisory Agreement, the Adviser, subject to the supervision of the trustees, provides a continuous investment program for the Portfolio, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Portfolio's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Portfolio and furnishes to the trustees such periodic or other reports as the trustees may request.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% on the average daily net assets of the Portfolio.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Portfolio. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

                           MANAGEMENT-RELATED SERVICES

Administration

Pursuant to an Administrative Services Agreement with the Trust (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as administrator of the Portfolio and supervises all aspects of the operation of the Portfolio except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Portfolio, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based fee, computed daily and paid monthly, at the annual rates of 0.10% on the first $50 million of average daily net assets, 0.075% on the next $50 million of average daily net assets and 0.05% on average daily net assets above $100 million. CSS also receives an hourly rate, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

Custodian

Pursuant to a Custodian Agreement with the Trust, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Portfolio's securities and cash. With the consent of the Trust, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Portfolio. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by a Portfolio outside the U.S. Such appointments are subject to appropriate review by the Trust's Board of Trustees. Accounting Services

Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Portfolio Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Portfolio and its investment transactions; maintaining certain books and records of the Portfolio; determining daily the net asset value per share of the Portfolio; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Trust, is a shareholder of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Portfolio against a minimum fee, plus out-of-pocket expenses.

Transfer Agent

Pursuant to a Transfer Agent Agreement with the Trust, Portfolio Services, Inc. ("FSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Trust and an officer and shareholder of CSS (the Administrator of the Portfolio) and CFA (the accounting agent for the Portfolio), owns one-third of the stock of FSI; therefore, FSI may be deemed to be an affiliate of the Trust and CSS.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor

First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Portfolio pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of FDCC, and is its President, Treasurer and a Director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Portfolio's shares is continuous. There is no sales charge in connection with the purchase or sale of shares of the Portfolio.

Independent Accountants

The Trust's independent auditors, Tait, Weller & Baker, audit the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker is located at 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of the Adviser, in placing orders for the purchase and sale of the Portfolio's securities, to seek to obtain the best price and execution for its securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser, the Adviser arranges for execution of the transaction in a manner deemed to provide the best price and execution for the Portfolio.

Exchange-listed securities are generally traded on their principal exchange unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities except for fixed price offerings and except where the Portfolio may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser, when placing transactions, may allocate a portion of the Portfolio's brokerage to persons or firms providing the Adviser with investment recommendations, statistical research or similar services useful to the Adviser's investment decision-making process. The term "investment recommendations or statistical research or similar services" means: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (2) furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

The Adviser may cause a Portfolio to pay a commission higher than that charged by another broker in consideration of such research services. Such services are one of the many ways the Adviser can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received on the basis of transactions for the Portfolio may be used by the Adviser for the benefit of the Portfolio and other clients, and the Portfolio may benefit from such transactions effected for the benefit of other clients.

While there is no formula, agreement or undertaking to do so, and when it can be done consistent with the policy of obtaining best price and execution, the Portfolio may consider sales of its shares as a factor in the selection of brokers to execute portfolio transactions. The Adviser may be authorized, when placing portfolio transactions for the Portfolio, to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information.

Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

The trustees of the Trust have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Trust that the Portfolio will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The trustees review all transactions which have been placed pursuant to those policies and procedures at its meetings.

When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Portfolio. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

Portfolio Turnover

Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Portfolio and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Adviser makes purchases and sales for the Portfolio's portfolio whenever necessary, in the Adviser's opinion, to meet such Portfolio's objective. The Adviser anticipates that the average annual portfolio turnover rate of the Portfolio will be less than 50%.

                      ADDITIONAL INFORMATION CONCERNING SHARES

The Trust was organized as a Delaware business trust on March 19, 2002. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of one series of shares designated as the CSI Equity Portfolio. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. Currently, there is only one class of shares authorized for the Portfolio.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Portfolio, shareholders of a Portfolio are entitled to receive the assets available for distribution belonging to the particular Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets of the Trust not belonging to any particular Portfolio which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders. The rights accompanying Portfolio shares are legally vested in the Separate Accounts. However, Participating Insurance Companies will vote Portfolio shares held in their Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Portfolio shares held in its Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. Additional information concerning voting rights of the participants in the Separate Accounts are more fully set forth in the prospectuses relating to those Accounts issued by the Participating Insurance Companies.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Portfolio affected by the matter. A particular Portfolio is deemed to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are substantially identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of such Portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board of Trustees without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

Shares of the Portfolio are sold on a continuous basis by the Trust's distributor, FDCC. FDCC is a registered broker/dealer with principal offices located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. FDCC has agreed to use appropriate efforts to solicit all purchase orders.

The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

In order to qualify as a regulated investment company under the Internal Revenue Code (the "Code"), the Portfolio must comply with certain distribution, diversification, source of income and other applicable requirements. If for any taxable year the Portfolio does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, the Portfolio's distributions to segregated asset accounts holding shares of the Portfolio may be taxable as ordinary income to the extent of the Portfolio's current and accumulated earnings and profits. A failure of the Portfolio to qualify as a regulated investment company could also result in the loss of the tax-favored status of variable annuity contracts and variable life insurance policies based on a segregated asset account which invests in the Portfolio.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a regulated investment company satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Portfolio intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of the Portfolio will be adequately diversified. However, a failure of the Portfolio to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual cost of life insurance, if any, provided under such policy).

Provided that the Portfolio and a segregated asset account investing in the Portfolio satisfy the above requirements, any distributions from the Portfolio to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in the Portfolio should refer to the prospectus with respect to such contract or policy for further tax information.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI and is subject to change by legislative or administrative action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Portfolio.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Portfolio to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of a Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yields and total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Portfolio can be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Portfolio's yield and total return would have the effect of decreasing performance. Performance information for the Portfolio must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Portfolio.

Yield Information

From time to time, the Portfolio may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                              6
           Yield  = 2[(a-b+ 1) -1]
                       ---
                       cd

      Where:

      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
      d =  the maximum  offering price per share on the last day of the period.

A Portfolio's yield, as used in advertising, is computed by dividing the Portfolio's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Portfolio's net asset value ("NAV") at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distributions the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

Total Return Performance

Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

            n
      P(1+ T) = ERV

      Where:

    P   =  a hypothetical initial payment $1,000
    T   =  average annual total return
    n   =  number of years (l, 5 or 10)
    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods
           (or fractional portion thereof).

The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by a Portfolio are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The Portfolio may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Portfolio's performance with other measures of investment return. The Portfolio may quote an aggregate total return figure in comparing the Portfolio's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Portfolio calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in shares of the Portfolio and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Portfolio may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Portfolio Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.

                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Portfolio by contacting the Portfolio directly at:

                              WORLD INSURANCE TRUST
                          1500 Forest Avenue, Suite 223
                            Richmond, Virginia 23229
                           Telephone: (_____) ________
                      e-mail: mail@shareholderservices.com

PART C - OTHER INFORMATION


ITEM 23.  EXHIBITS

(a)     Declaration of Trust.

        (1) Certificate of Trust of The World Insurance World Trust (the "Registrant") dated March 18, 2002, as filed with the Secretary of State of Delaware on March 19, 2002.

        (2)     Agreement and Declaration  of Trust dated March 18, 2002

(b)     By-Laws.

        (1)     The By-Laws of the Registrant.

(c)     Instruments Defining Rights of Security Holders.

        See Articles II, VI and VII of the Agreement and Declaration of Trust, which is filed herewith as Exhibit 23(a)(2).

(d)     Investment Advisory Contracts.

        (1) FORM OF Investment Advisory Agreement between CSI Capital Management, Inc. and the Registrant, on behalf of the CSI Equity Portfolio.

(e)     Underwriting Contracts.

        (1) FORM OF Distribution Agreement between First Dominion Capital Corp. ("FDCC") and the Registrant, on behalf of the CSI Equity Portfolio.

(f)     Bonus or Profit Sharing Contracts.

        Not Applicable.

(g)     Custodian Agreement.

        (1) FORM OF Custodian Agreement between Brown Brothers Harriman & Co. and the Registrant, on behalf of the CSI Equity Portfolio.

(h)     Other Material Contracts.

        (1)     Administrative Services.

                FORM OF Administrative Services Agreement between Commonwealth Shareholder Services, Inc. ("CSS") and the Registrant, on behalf of the CSI Equity Portfolio.

        (2)     Transfer Agency.

                FORM OF Transfer Agency Agreement between Fund Services, Inc. ("FSI") and the Registrant, on behalf of the CSI Equity Portfolio.

        (3)     Fund Accounting.

                FORM OF Accounting Services Agreement between Commonwealth Fund Accounting, Inc. ("CFA") and the Registrant, on behalf of the CSI Equity Portfolio.

        (4)     Participation Agreement.

                To be filed by amendment.

(i)     Legal Opinion.

        (1) Opinion of counsel of Greenberg Traurig, LLP to be filed by amendment.

(j)     Other Opinions.

        (1)     Consent of Tait Weller and Baker to be filed by amendment.

(k)     Omitted Financial Statements.

        Not Applicable.

(l)     Initial Capital Agreements.

        To be filed by amendment.

(m)     Rule 12b-1 Plan.

        Not Applicable.

(n)     Rule 18f-3 Plan.

        Not Applicable.

(o)     Reserved.

(p)     Codes of Ethics.

        (1) FORM OF The Code of Ethics of the Registrant, CSI Capital Management, Inc. (the investment adviser to the CSI Equity Portfolio) and FDCC(the distributor to the CSI Equity Portfolio.

(q)     Powers-of-Attorney.

        (1) Powers-of-Attorney for Messrs. Samuel Boyd, Jr., Paul M. Dickinson, Joseph Mastoloni and William E. Poist.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        Not Applicable.

ITEM 25.  INDEMNIFICATION.

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (the "SEC"), such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

        The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which the investment adviser, and each director, officer or partner of such investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of the investment adviser's Form ADV listed opposite such investment adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser                Form ADV File Number

CSI Capital Management, Inc.                   801-14549

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) First Dominion Capital Corp. also acts as underwriter to Vontobel Funds, Inc., The World Funds, Inc. and Satuit Capital Management Trust.

(b)     (1)     First Dominion Capital Corp.

        The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c)     Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

        The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

        (a)     CSI Capital Management, Inc.
                445 Bush Street, 5th Floor
                San Francisco, CA 94108
                (records relating to its function as investment adviser to the CSI Equity Portfolio).

         (b)    Brown Brothers Harriman & Co.
                40 Water Street
                Boston, MA 02109
                (records relating to its functions as custodian for the CSI Equity Portfolio).

        (c)     Fund Services, Inc.
                1500 Forest Avenue, Suite 111
                Richmond, Virginia 23229
                (records relating to its function as transfer agent to the CSI Equity Portfolio).

        (d)     Commonwealth Fund Accounting
                1500 Forest Avenue, Suite
                Richmond, Virginia 23229
                (records relating to its function as accounting services agent to the CSI Equity Portfolio).

        (e)     Commonwealth Shareholder Services, Inc.
                1500 Forest Avenue, Suite 223
                Richmond, Virginia 23229
                (records relating to its function as administrator to the CSI Equity Portfolio).

        (f)     First Dominion Capital Corp.
                1500 Forest Avenue, Suite 223
                Richmond, Virginia 23229
                (records relating to its function as distributor for the CSI Equity Portfolio).

ITEM 29.  MANAGEMENT SERVICES

        There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 30.  UNDERTAKINGS.

The Registrant hereby undertakes to file a pre-effective amendment to this Registration Statement on Form N-1A, with certified financial statements showing the initial capital received before accepting subscriptions from more than 20 persons if the Registrant intends to raise its initial capital under Section 14(a)(3) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 4th day of April,2002.


                                      THE WORLD INSURANCE TRUST
                                      Registrant


                                     By:  /s/ John Pasco, III
                                          -------------------
                                          John Pasco, III,
                                          Trustee, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.


(Signature)                      (Title)                       (Date)

/s/ John Pasco, III              Trustee                       April 4, 2002
-------------------
John Pasco, III


/s/ *Samuel Boyd, Jr.            Trustee                       April 4, 2002
----------------------
Samuel Boyd, Jr.


/s/* Paul M. Dickinson           Trustee                       April 4, 2002
----------------------
Paul M. Dickinson

/s/ * Joseph Mastoloni           Trustee                       April 4, 2002
----------------------
Joseph Mastoloni


/s/ * William E. Poist           Trustee                       April 4, 2002
----------------------
William E. Poist


*By:  /s/ John Pasco, III
      -------------------
      John Pasco, III
      Attorney-in-fact
      pursuant to Powers-of-Attorney

EXHIBIT NO.     DESCRIPTION
-----------     ---------------------------------

23(a)(1)        Certificate of Trust
23(a)(2)        Agreement and Declaration of Trust
23(b)(1)        By-Laws
23(d)(1)        FORM OF: Investment Advisory Contract
23(e)(1)        FORM OF: Distribution Agreement
23(g)(1)        FORM OF: Custodian Agreement
23(h)(1)        FORM OF: Administration Agreement
23(h)(2)        FORM OF: Transfer Agency Agreement
23(h)(3)        FORM OF: Accounting Services Agreement
23(p)(1)        FORM OF: Code of Ethics of Registrant, CSI Capital
                         Management, Inc. and FDCC
23(q)(1)        Powers of Attorney

                                                               EXHIBIT 23(a)(1)

                              CERTIFICATE OF TRUST

                                       OF

                            THE WORLD INSURANCE TRUST


      This Certificate of Trust is being executed as of March 18, 2002 for the purpose of organizing a business trust pursuant to the Delaware Business Trust Act, 12 Del. C.ss.ss. 3801 et seq. (the "Act").
              ---  -             -- ---

      The undersigned hereby certifies as follows:

1.    Name.  The name of the business trust is The World Insurance Trust (the
      ----
"Trust").

2.    Registered Investment Company.  The Trust is or will become a registered
      -----------------------------
investment company under the Investment Company Act of 1940, as amended.

3.    Effective Date.  This Certificate of Trust shall be effective upon the
      --------------
date and time of filing.

4. Registered Office and Registered Agent. The registered office of the Trust in the State of Delaware is located at c/o The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, New Castle County, Delaware 19801. The name of the registered agent of the Trust for service of process at such location is The Corporation Trust Company.

5. Notice of Limitation of Liabilities of Series. Notice is hereby given that pursuant to Section 3804 of the Act, the Trust is or may hereafter be constituted a series trust with one or more multiple portfolios or classes. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to any particular portfolio or class shall be enforceable against the assets of such portfolio or class only, and not against the assets of the Trust generally or of any other portfolio or class of the Trust, and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or other portfolios or class of the Trust shall be enforceable against the assets of such portfolio or class.

           IN WITNESS WHEREOF, the undersigned, being the sole initial trustee of the Trust, has duly executed this Certificate of Trust as of the day and year first above written.

                               TRUSTEE


                               /s/ John Pasco, III
                               -------------------
                               John Pasco, III
                               as Trustee and not individually

                                                               EXHIBIT 23(a)(2)
                              -------------------

                            THE WORLD INSURANCE TRUST

                                  AGREEMENT AND
                              DECLARATION OF TRUST



                              Dated: March 18, 2002

                                TABLE OF CONTENTS

ARTICLE I        NAME AND DEFINITIONS............................16
-------------------------------------

      Section 1.1Name............................................16
      ---------------
      Section 1.2Definitions.....................................16
      ----------------------

ARTICLE II       BENEFICIAL INTEREST.............................16
------------------------------------

      Section 2.1 Shares of Beneficial Interest...................16
      ----------------------------------------
      Section 2.2 Issuance of Shares..............................16
      -----------------------------
      Section 2.3 Register of Shares and Share Certificates.......16
      ----------------------------------------------------
      Section 2.4 Transfer of Shares..............................16
      -----------------------------
      Section 2.5 Treasury Shares.................................16
      --------------------------
      Section 2.6 Establishment of Portfolios and Classes.........16
      --------------------------------------------------
      Section 2.7 Investment in the Trust.........................16
      ----------------------------------
      Section 2.8 Assets and Liabilities
                  Belonging to Portfolios, etc....................16
      ---------------------------------------------------------------
      Section 2.9 No Preemptive Rights............................16
      -------------------------------
      Section 2.10.Conversion Rights..............................16
      -------------------------------------------------------------
      Section 2.11 Legal Proceedings..............................16
      -------------------------------------------------------------
      Section 2.12 Status of Shares...............................16
      ------------                                 ----------------

ARTICLE III      THE TRUSTEES.....................................16
-----------------------------

      Section 3.1 Management of the Trust.........................16
      ----------------------------------
      Section 3.2 Term of Office of Trustees......................16
      -------------------------------------
      Section 3.3 Vacancies and Appointment of Trustees...........16
      ------------------------------------------------
      Section 3.4 Temporary Absence of Trustee....................16
      ---------------------------------------
      Section 3.5 Number of Trustees..............................16
      -----------------------------
      Section 3.6 Effect of Death, Resignation, Etc. of a Trustee.16
      ----------------------------------------------------------
      Section 3.7 Ownership of Assets of the Trust................16
      -------------------------------------------
      Section 3.8 Portfolio Trustees..............................16
      -----------         ---------
      Section 3.9 No Accounting...................................16
      ------------------------

ARTICLE IV       POWERS OF THE TRUSTEES...........................16
---------------------------------------

      Section 4.1 Powers..........................................16
      -----------------
      Section 4.2 Issuance and Repurchase of Shares...............16
      --------------------------------------------
      Section 4.3 Trustees and Officers as Shareholders...........16
      ------------------------------------------------
      Section 4.4 Action by the Trustees and Committees...........16
      ------------------------------------------------
      Section 4.5 Chairman of the Trustees........................16
      -----------------------------------
      Section 4.6 Principal Transactions..........................16
      ---------------------------------

ARTICLE V        INVESTMENT ADVISER, INVESTMENT SUB-ADVISOR, PRINCIPAL
-----------------------------------------------------------------------
                 UNDERWRITER, ADMINISTATOR, TRANSFER AGENT, CUSTODIAN AND
                 ---------------------------------------------------------
                 OTHER CONTRACTORS................................16
                 -----------------

      Section 5.1 Certain Contracts...............................16
      ----------------------------

ARTICLE VI       SHAREHOLDER VOTING POWERS AND MEETINGS...........16
-------------------------------------------------------

      Section 6.1 Voting..........................................16
      -----------------
      Section 6.2 Meetings........................................16
      -------------------
      Section 6.3 Quorum and Required Vote........................16
      -----------------------------------
      Section 6.4 Action by Written Consent.......................16
      ------------------------------------

ARTICLE VII      DISTRIBUTIONS AND REDEMPTIONS....................16
----------------------------------------------

      Section 7.1 Distributions...................................16
      ------------------------
      Section 7.2 Redemption by Shareholder.......................16
      ------------------------------------
      Section 7.3 Redemption by Trust.............................16
      ------------------------------
      Section 7.4 Net Asset Value.................................16
      --------------------------

ARTICLE VIII     LIMITATION OF LIABILITY AND INDEMNIFICATION......16
------------------------------------------------------------

      Section 8.1 Limitation of Liability.........................16
      ----------------------------------
      Section 8.2 Indemnification.................................16
      --------------------------
      Section 8.3 Indemnification Determinations..................16
      -----------------------------------------
      Section 8.4 Indemnification Not Exclusive...................16
      ----------------------------------------
      Section 8.5 Shareholders....................................16
      -----------------------

ARTICLE IX       MISCELLANEOUS....................................16
------------------------------

      Section 9.1 Trust Not a Partnership.........................16
      ----------------------------------
      Section 9.2 Trustees' Good Faith Action,
                  Expert Advice, No Bond or Surety................16
      Section 9.3 Establishment of Record Dates...................16
      ----------------------------------------
      Section 9.4 Dissolution and Termination of
                  Trust or Portfolio..............................16
      ------------------------------------------------------------
      Section 9.5 Merger, Consolidation, Incorporation............16
      -----------------------------------------------
      Section 9.6 Filing of Copies, References, Headings..........16
      -------------------------------------------------
      Section 9.7 Applicable Law..................................16
      -------------------------
      Section 9.8 Amendments......................................16
      ---------------------
      Section 9.9 Fiscal Year.....................................16
      ----------------------
      Section 9.10 Provisions in Conflict with Law................16
      -------------------------------------------
      Section 9.11 Allocation of Certain Expenses.................16
      -------------------------------------------

                            THE WORLD INSURANCE TRUST

                                  AGREEMENT AND
                              DECLARATION OF TRUST


      AGREEMENT AND DECLARATION OF TRUST of The World Insurance Trust, a Delaware statutory business trust, made as of March 18, 2002, by the undersigned Trustee.

      WHEREAS, the undersigned Trustee desires to establish a trust for the investment and reinvestment of funds contributed thereto by one or more insurance companies or their accounts;

      WHEREAS, the Trustee desires that the beneficial interest in the trust assets be divided into transferable shares of beneficial interest, as hereinafter provided;

      WHEREAS, the Trustee declares that all money and property contributed to the trust established hereunder shall be held and managed in trust for the benefit of the holders of the shares of beneficial interest issued hereunder and subject to the provisions hereof;

      NOW, THEREFORE, in consideration of the foregoing, the undersigned Trustee hereby declares that all money and property contributed to the trust hereunder shall be held and managed in trust under this Declaration of Trust (the "Declaration of Trust") as herein set forth below.


                              NAME AND DEFINITIONS

Name.  The name of the trust established hereby is the "The World Insurance
Trust."

Definitions. Wherever used herein, unless otherwise required by the context or specifically provided:

"Act" means the  Delaware  Business  Trust Act, 12 Del. C.ss.ss.3801 et seq., as
                                                   ---  -            -- ---
from time to time amended;

"By-laws" means the By-laws referred to in Section 4.1(e) hereof, as from time to time amended;

The terms "Affiliated Person," "Assignment," "Commission," "Interested Person" and "Principal Underwriter" shall have the meanings given them in the 1940 Act. "Majority Shareholder Vote" shall have the same meaning as the term "vote of a majority of the outstanding voting securities" is given in the 1940 Act;

"Class" means any division of Shares within a Portfolio, which Class is or has been established in accordance with the provisions of Article II.

"Net Asset Value" means the net asset value of each Portfolio or Class of the Trust determined in the manner provided in Section 7.4 hereof;

"Outstanding Shares" means those Shares recorded from time to time in the books of the Trust or its transfer agent as then issued and outstanding, but shall not include Shares which have been redeemed or repurchased by the Trust and which are at the time held in the treasury of the Trust;

"Portfolio" means a series of Shares of the Trust established in accordance with the provisions of Section 2.6 hereof, and may be designated as a Sub-Trust by action of the Trustees of the Trust;

"Shareholder" means a record owner of Outstanding Shares of the Trust;

"Shares" means the equal proportionate transferable units of beneficial interest into which the beneficial interest of each Portfolio of the Trust or Class thereof shall be divided and may include fractions of Shares as well as whole Shares;

"Trust" refers to The World Insurance Trust, and reference to the Trust, when applicable to one or more Portfolios of the Trust, shall refer to any such Portfolio;

"Trustee" or "Trustees" means the person or persons who has or have signed this Declaration of Trust, so long as such person or persons shall continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with the provisions of Article III hereof, and reference herein to a Trustee or to the Trustees shall refer to the individual Trustees in their capacity as Trustees hereunder;

"Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of one or more of the Trust or any Portfolio, or the Trustees on behalf of the Trust or any Portfolio.

The "1940 Act" refers to the Investment Company Act of 1940 and the Rules and Regulations thereunder, all as may be amended from time to time.

                               BENEFICIAL INTEREST

Shares of Beneficial Interest. The beneficial interest in the Trust shall be divided into such transferable Shares of one or more separate and distinct Portfolios and Classes within a Portfolio as the Trustees shall from time to time create and establish. The number of Shares of each Portfolio and Class authorized hereunder is unlimited. Each Share shall have no par value, unless otherwise determined by the Trustees in connection with the creation and establishment of a Portfolio or Class. All Shares issued hereunder, including without limitation, Class Shares issued in connection with a dividend in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable.

Issuance of Shares. The Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares of each Portfolio and Class to such party or parties and for such amount and type of consideration (or for no consideration if pursuant to a Share dividend or split-up), subject to applicable law, including cash or securities (including Shares of a different Portfolio or Class), at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisitions of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Portfolio or Class into one or more Portfolios or Classes that may be established and designated from time to time.

Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested, may acquire, own, hold and dispose of Shares of any Portfolio or Class of the Trust to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares of any Portfolio or Class from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares of such Portfolio or Class generally.

Register of Shares and Share Certificates. A register shall be kept at the principal office of the Trust or an office of the Trust's transfer agent which shall contain the names and addresses of the Shareholders of each Portfolio and Class, the number of Shares of that Portfolio and Class thereof held by them respectively and a record of all transfers thereof. As to Shares for which no certificate has been issued, such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or other distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or other distribution, nor to have notice given to him as herein or in the By-laws provided, until he has given his address to the transfer agent or such other officer or agent of the Trust as shall keep the said register for entry thereon. The Trustees, in their discretion, may authorize the issuance of share certificates and promulgate appropriate rules and regulations as to their use. In the event that one or more certificates are issued, whether in the name of a Shareholder or a nominee, such certificate or certificates shall constitute evidence of ownership of Shares for all purposes, including transfer, assignment or sale of such Shares, subject to such limitations as the Trustees may, in their discretion, prescribe.

Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate, if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

Treasury Shares. Shares held in the treasury shall, until reissued pursuant to
Section 2.2 hereof, not confer any voting rights on the Trustees, nor shall such Shares be entitled to any dividends or other distributions declared with respect to the Shares.

Establishment of Portfolios and Classes. The Trust shall consist of one or more Portfolios and Classes and separate and distinct records shall be maintained by the Trust for each Portfolio and Class. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Portfolio or Class of the Trust, to establish and designate and to change in any manner any initial or additional Portfolios or Classes and to fix such preferences, voting powers, rights and privileges of such Portfolios or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Portfolios or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Portfolios or Classes into one or more Portfolios or Classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. Unless another time is specified by the Trustees, the establishment and designation of any Portfolio or Class shall be effective upon the adoption of a resolution by the Trustees setting forth such establishment and designation and the preferences, powers, rights and privileges of the Shares of such Portfolio or Class, whether directly in such resolution or by reference to, or approval of, another document that sets forth such relative rights and preferences of such Portfolio (or Class) including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution. The Trust may issue any number of Shares of each Portfolio or Class and need not issue certificates for any Shares.

All references to Shares in this Declaration of Trust shall be deemed to be Shares of any or all Portfolios or Classes as the context may require. All provisions herein relating to the Trust shall apply equally to each Portfolio and Class of the Trust except as the context otherwise requires.

All Shares of each Class of a particular Portfolio shall represent an equal proportionate interest in the assets belonging to that Portfolio (subject to the liabilities belonging to the Portfolio, and, in the case of each Class, to the liabilities belonging to that Class), and each Share of any Class of a particular Portfolio shall be equal to each other Share of that Class; but the provisions of this sentence shall not restrict any distinctions permissible under this Section 2.6.

Investment in the Trust. The Trustees shall accept investments in any Portfolio of the Trust or Class, if the Portfolio has been divided into Classes, from such persons and on such terms as they may from time to time authorize. At the Trustees' discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the affected Portfolio is authorized to invest, valued as provided in Section 7.4 hereof. Unless the Trustees otherwise determine, investments in a Portfolio shall be credited to each Shareholder's account in the form of full Shares at the Net Asset Value per Share next determined after the investment is received. Without limiting the generality of the foregoing, the Trustees may, in their sole discretion, (a) fix the Net Asset Value per Share of the initial capital contribution, (b) impose sales or other charges upon investments in the Trust or (c) issue fractional Shares.

Assets and Liabilities Belonging to Portfolios, etc. All consideration received by the Trust for the issue or sale of Shares of a particular Portfolio, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other Portfolio and may be referred to herein as "assets belonging to" that Portfolio. The assets belonging to a particular Portfolio shall belong to that Portfolio for all purposes, and to no other Portfolio, subject only to the rights of creditors of that Portfolio. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular Portfolio shall be allocated by the Trustees between and among one or more of the Portfolios in such manner as the Trustees, in their sole discretion, deem fair and equitable. If there are classes of Shares within a Portfolio, the assets belonging to the Portfolio shall be further allocated to each Class in the proportion that the "assets belonging to" the Class (calculated in the same manner as with determination of assets "belonging to" the Portfolio) bears to the assets of all Classes within the Portfolio. Each such allocation shall be conclusive and binding upon the Shareholders of all Portfolios and Classes for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that Portfolio or Class, as the case may be. The assets belonging to a particular Portfolio and Class shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the holders of Shares of that Portfolio or Class, as the case may be.

The assets belonging to each Portfolio shall be charged with the liabilities of that Portfolio and all expenses, costs, charges and reserves attributable to that Portfolio. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio shall be allocated and charged by the Trustees between or among any one or more of the Portfolios in such manner as the Trustees in their sole discretion deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes. The liabilities, expenses, costs, charges and reserves allocated and so charged to a Portfolio are herein referred to as "liabilities belonging to" that Portfolio. Except as provided in the next sentence or otherwise required or permitted by applicable law or any rule or order of the Commission, the "liabilities belonging to" such Portfolio shall be allocated to each Class of a Portfolio in the proportion that the assets belonging to such Class bear to the assets belonging to all Classes in the Portfolio. To the extent permitted by rule or order of the Commission, the Trustees may allocate all or a portion of any liabilities belonging to a Portfolio to a particular Class or Classes (collectively, "Class Expenses") as the Trustees may from time to time determine is appropriate. In addition, all liabilities, expenses, costs, charges and reserves belonging to a Class shall be allocated to such Class.

Without limitation of the foregoing provisions of this Section 2.8, but subject to the right of the Trustees in their discretion to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Portfolio shall be enforceable against the assets belonging to such Portfolio only, and not against the assets of the Trust generally or any other Portfolio. Notice of this limitation on inter-Portfolio liabilities shall be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of
Section 3804 of the Act relating to limitations on inter-Portfolio liabilities (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Portfolio. Any person extending credit to, contracting with or having any claim against any Portfolio may satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that Portfolio from the assets of that Portfolio only. No Shareholder or former Shareholder of any Portfolio shall have a claim on or any right to any assets allocated or belonging to any other Portfolio.

Similarly, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Class shall be enforceable against the assets belonging to such Class only, and not against other assets of the Portfolio or the Trust generally or any other Class. Each contract entered into by the Trust which is or may be an obligation of a Class within a Portfolio shall contain a provision to the effect that the parties to the contract will look only to the assets belonging to the Class for the satisfaction of any liability, and not to any extent to the assets of any other Class or Portfolio or the Trust generally, If, notwithstanding the preceding sentence, any liability properly charged to a Class is paid from the assets of another Class, the Class from whose assets the liability was paid shall be reimbursed from the assets of the Class to which such liability belonged.

No Preemptive Rights. Shareholders shall have no preemptive or other similar rights to subscribe to any additional Shares or other securities issued by the Trust or the Trustees, whether of the same or another Portfolio or Class.

Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any Portfolio or Class shall have the right to convert or exchange said Shares for or into Shares of one or more other Portfolios or Classes in accordance with such requirements and procedures as may be established from time to time by the Trustees.

Legal Proceedings. No person, other than a Trustee, who is not a Shareholder of a particular Portfolio or Class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such Portfolio or Class. No Shareholder of a Portfolio or a Class may maintain a derivative action with respect to such Portfolio or Class unless holders of a least ten percent (10%) of the outstanding Shares of such Portfolio or Class join in the bringing of such action. Except as otherwise provided in Section 3816 of the Act and the foregoing provisions of this Section 2.11, all matters relating to the bringing of derivative actions in the right of the Trust shall be governed by the General Corporation Law of the State of Delaware relating to derivative actions, and judicial interpretations thereunder, as if the Trust were a Delaware Corporation and the Shareholders were shareholders of a Delaware corporation.

In addition to the requirements set forth in Section 3816 of the Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Portfolio or Class only if the following conditions are met: (a) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (b) unless a demand is not required under clause (a) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. For purposes of this Section 2.11, the Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.

Status of Shares. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners.

                                  THE TRUSTEES

Management of the Trust. The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by this Declaration of Trust. The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United States of America, and in any foreign jurisdiction and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees.

The enumeration of any specific power in this Declaration of Trust shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised without order of or resort to any court.

Except for the Trustees named herein or appointed pursuant to Section 3.8, or Trustees appointed to fill vacancies pursuant to Section 3.3 hereof, the Trustees shall be elected by the Shareholders owning of record a plurality of the Shares voting at a meeting of Shareholders. The initial Trustee of the Trust shall be John Pasco, III.

Term of Office of Trustees. Each Trustee shall hold office during the existence of this Trust, and until its termination as herein provided; except: (a) that any Trustee may resign his trust by written instrument signed by him and delivered to the Chairman, President, Secretary, or other Trustee of the Trust, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has died, become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) that a Trustee may be removed at any meeting of the Shareholders of the Trust by a vote of Shareholders owning at least two-thirds of the outstanding Shares of all Portfolios.

Vacancies and Appointment of Trustees. In case of the declination to serve, death, resignation, retirement, removal, physical or mental incapacity by reason of disease or otherwise of a Trustee, or a Trustee is otherwise unable to serve, or an increase in the number of Trustees, a vacancy shall occur. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled, the other Trustees shall have all the powers hereunder and the certificate of the other Trustees of such vacancy shall be conclusive. In the case of an existing vacancy, the remaining Trustee or Trustees shall fill such vacancy by appointing such other person as such Trustee or Trustees in their discretion shall see fit consistent with the limitations under the 1940 Act, unless such Trustee or Trustees determine, in accordance with Section 3.5, to decrease the size of the Board to the number of remaining Trustees.

An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees.

An appointment of a Trustee shall be effective upon the acceptance of the person so appointed to serve as trustee, except that any such appointment in anticipation of a vacancy shall become effective at or after the date such vacancy occurs.

Temporary Absence of Trustee. Any Trustee may, by power of attorney, delegate his power for a period not exceeding six months at any one time to any other Trustee or Trustees, provided that in no case shall less than two Trustees personally exercise the other powers hereunder except as herein otherwise expressly provided or unless there is only one or two Trustees.

Number of Trustees. The number of Trustees shall be one, or such other number as shall be fixed from time to time by the Trustees.

Effect of Death, Resignation, Etc. of a Trustee. The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust.

Ownership of Assets of the Trust. Legal title in and beneficial ownership of all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees may cause legal title in and beneficial ownership of any Trust Property to be held by, or in the name of one or more of the Trustees acting for and on behalf of the Trust, or in the name of any person as nominee acting for and on behalf of the Trust. No Shareholder shall be deemed to have a severable ownership interest in any individual asset of the Trust or of any Portfolio or Class, or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in each Portfolio or Class the Shares of which are owned by such Shareholders. The Shares shall be personal property giving only the rights specifically set forth in this Declaration of Trust. The Trust, or at the determination of the Trustees, one or more of the Trustees or a nominee acting for and on behalf of the Trust, shall be deemed to hold legal title and beneficial ownership of any income earned on securities of the Trust issued by any business entities formed, organized, or existing under the laws of any jurisdiction, including the laws of any foreign country.

Portfolio Trustees. In connection with the establishment of one or more Portfolios or Classes, the Trustees establishing such Portfolio or Class may appoint, to the extent permitted by the 1940 Act, separate Trustees with respect to such Portfolio or Class (the "Portfolio Trustees"). Portfolio Trustees may, but are not required to, serve as Trustees of the Trust of any other Portfolio or Class of the Trust. To the extent provided by the Trustees in the appointment of Portfolio Trustees, the Portfolio Trustees may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees hereunder with respect to such Portfolio or Class, but may have no power or authority with respect to any other Portfolio or Class. Any provision of this Declaration of Trust relating to election of Trustees by Shareholders only shall entitle the Shareholders of a Portfolio or Class for which Portfolio Trustees have been appointed to vote with respect to the election of such Portfolio Trustees and the Shareholders of any other Portfolio or Class shall not be entitled to participate in such vote. In the event that Portfolio Trustees are appointed, the Trustees initially appointing such Portfolio Trustees shall, without the approval of any Outstanding Shares, amend either this Declaration of Trust or the By-laws to provide for the respective responsibilities of the Trustees and the Portfolio Trustees in circumstances where an action of the Trustees or Portfolio Trustees affects all Portfolio of the Trust or two or more Portfolios represented by different Trustees.

No Accounting. Except to the extent required by the 1940 Act or, if determined to be necessary or appropriate by the other Trustees under circumstances which would justify his or her removal for cause, no person ceasing to be a Trustee for reasons including, but not limited to, death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

                             POWERS OF THE TRUSTEES

Powers. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust. The Trustees shall have full authority and power to make any and all investments which they, in their sole discretion, shall deem proper to accomplish the purpose of this Trust. Subject to any applicable limitation in this Declaration of Trust, the Trustees shall have power and authority:

To invest and reinvest cash and other property, and to hold cash or other property uninvested, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust;

To operate as and carry on the business of an investment company, and exercise all the powers necessary and appropriate to the conduct of such operators, including the power to invest all or any part of its assets in the securities of another investment company;

To borrow money and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation, liability or engagement of any person and to lend Trust Property;

To provide for the distribution of interests of the Trust either through a Principal Underwriter in the manner hereinafter provided for or by the Trust itself, or both, or otherwise pursuant to a plan of distribution of any kind;

To adopt By-laws not inconsistent with this Declaration of Trust providing for the conduct of the business of the Trust and to amend and repeal them to the extent that they do not reserve that right to the Shareholders, which By-laws shall be deemed a part of this Declaration of Trust and are incorporated herein by reference;

To elect and remove such officers and appoint and terminate such agents and contractors as they consider appropriate, any of whom may be a Trustee, and may provide for the compensation of all of the foregoing;

To employ one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as custodians of any assets of the Trust, subject to the 1940 Act and to any conditions set forth in this Declaration of Trust;

To retain one or more transfer agents and shareholder servicing agents, or both;

To set record dates in the manner provided herein or in the By-laws;

To delegate such authority (which delegation may include the power to sub delegate) as they consider desirable to any officers of the Trust and to any investment adviser, manager, administrator, custodian, underwriter or other agent or independent contractor;

To join with other holders of any securities or debt instruments in acting through a committee, depository, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depository or trustee, and to delegate to them such power and authority with relation to any security or debt instrument (whether or not so deposited or transferred) as the Trustees shall deem proper and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depository or trustee as the Trustees shall deem proper;

To enter into joint ventures, general or limited partnerships and any other combinations or associations;

To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

To the extent permitted by law, indemnify any person with whom the Trust or any Portfolio or Class has dealings;

To engage in and to prosecute, defend, compromise, abandon, or adjust by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims and demands relating to the Trust, and out of the assets of the Trust or any Portfolio or Class thereof to pay or to satisfy any debts, claims or expenses incurred in connection therewith, including those of litigation, and such power shall include without limitation the power of the Trustees or any appropriate committee thereof, in the exercise of their or its good faith business judgment, to dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by any person, including a Shareholder in its own name or the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust;

To purchase and pay for entirely out of Trust Property such insurance as they may deem necessary or appropriate for the conduct of the business of the Trust, including, without limitation, insurance policies insuring the Trust Property and payment of distributions and principal on its investments, and insurance policies insuring the Shareholders, Trustees, officers, representatives, employees, agents, investment advisers, managers, administrators, custodians, underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;

To sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust, subject to the provisions of
Section 9.4(b) hereof;

To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or debt instruments;

To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trustees or of the Trust or in the name of a custodian, sub-custodian or other depository or a nominee or nominees or otherwise;

To establish separate and distinct Portfolios with separately defined investment objectives and policies and distinct investment purposes in accordance with the provisions of Article II hereof and to establish Classes thereof having relative rights, powers and duties as they may provide consistent with applicable law;

To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation, issuer or concern, any security or debt instrument of which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation, issuer or concern, and to pay calls or subscriptions with respect to any security or debt instrument held in the Trust;

To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

To make distributions of income and of capital gains to Shareholders in the manner herein provided;

To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Portfolios or Classes, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholder;

To cause each Shareholder, or each Shareholder of any particular Portfolio or Class, to pay directly, in advance or arrears, for charges of the Trust's custodian or transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder;

To establish one or more committees comprised of one or more of the Trustees, and to delegate any of the powers of the Trustees to said committees;

To  interpret  the  investment  policies,   practices  or  limitations  of  any
Portfolio or Class;

To establish a registered office and have a registered agent in the State of Delaware;

To compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants, contractors and employees of the Trust or the Trustees on such terms as they deem appropriate;

To invest part or all of the Trust Property (or part or all of the assets of any Portfolio), or to dispose of part or all of the Trust Property (or part or all of the assets of any Portfolio) and invest the proceeds of such disposition, in interests issued by one or more other investment companies or pooled portfolios (including investment by means of transfer of part or all of the Trust Property in exchange for an interest or interests in such one or more investment companies or pooled portfolios) all without any requirement of approval by Shareholders. Any such other investment company or pooled portfolio may (but need not) be a trust (formed under the laws of any state or jurisdiction) which is classified as a partnership for federal income tax purposes; and

In general, to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power herein set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or growing out of or connected with the aforesaid business or purposes, objects or powers.

The foregoing clauses shall be construed both as objects and powers, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Portfolio or Class, and not an action in an individual capacity.

No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.

Issuance and Repurchase of Shares. The Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, exchange, and otherwise deal in Shares and, subject to the provisions set forth in Article II and Article VII, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust, or the particular Portfolio or Class of the Trust, with respect to which such Shares are issued.

Trustees and Officers as Shareholders. Any Trustee, officer or other agent of the Trust may acquire, own and dispose of Shares to the same extent as if such person were not a Trustee, officer or agent; and the Trustees may issue and sell or cause to be issued and sold Shares to and buy such Shares from any such person or any firm or company in which such person invested, subject to the general limitations herein contained as to the sale and purchase of such Shares.

Action by the Trustees and Committees. The Trustees (and any committee thereof) may act at a meeting held in person or in whole or in part by conference telecommunications equipment. One-third, but not less than two, of the Trustees shall constitute a quorum at any meeting unless there is only one Trustee. Except as the Trustees may otherwise determine, one-third of the members of any committee shall constitute a quorum at any meeting. The vote of a majority of the Trustees (or committee members) present at a meeting at which a quorum is present shall be the act of the Trustees (or any committee thereof). The Trustees (and any committee thereof) may also act by written consent signed by a majority of the Trustees (or committee members). Regular meetings of the Trustees may be held at such places and at such times as the Trustees may from time to time determine. Special meetings of the Trustees (and meetings of any committee thereof) may be called orally or in writing by the Chairman of the Board of Trustees (or the chairman of any committee thereof) or by any two other Trustees. Notice of the time, date and place of all meetings of the Trustees (or any committee thereof) shall be given by the party calling the meeting to each Trustee (or committee member) by telephone, telefax, or telegram sent to the person's home or business address at least twenty-four hours in advance of the meeting or by written notice mailed to the person's home or business address at least seventy-two hours in advance of the meeting. Notice of all proposed written consents of Trustees (or committees thereof) shall be given to each Trustee (or committee member) by telephone, telefax, telegram, or first class mail sent to the person's home or business address. Notice need not be given to any person who attends a meeting without objecting to the lack of notice or who executes a written consent or a written waiver of notice with respect to a meeting. Written consents or waivers may be executed in one or more counterparts. Execution of a written consent or waiver and delivery thereof may be accomplished by telefax or other electronic means approved by the Trustees.

Chairman of the Trustees. The Trustees may appoint one of their number to be Chairman of the Board of Trustees. The Chairman shall preside at all meetings of the Trustees at which he is present and may be (but is not required to be) the chief executive officer of the Trust.

Principal Transactions. Except to the extent prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member acting as principal, or have any such dealings with any Affiliated Person of the Trust, investment adviser, investment sub-adviser, distributor or transfer agent for the Trust or with any Interested Person of such Affiliated Person or other person; and the Trust may employ any such Affiliated Person or other person, or firm or company in which such Affiliated Person or other person is an Interested Person, as broker, legal counsel, registrar, investment adviser , investment sub-advisor, distributor, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.

                  INVESTMENT ADVISER, INVESTMENT SUB-ADVISOR,
             PRINCIPAL UNDERWRITER, ADMINISTRATOR, TRANSFER AGENT,
                     CUSTODIAN AND OTHER CONTRACTORS

Certain Contracts. Subject to compliance with the provisions of the 1940 Act, but notwithstanding any limitations of present and future law or custom in regard to delegation of powers by trustees generally, the Trustees may, at any time and from time to time and without limiting the generality of their powers and authority otherwise set forth herein, enter into one or more contracts with any one or more corporations, trusts, associations, partnerships, limited partnerships, other type of organizations, or individuals to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or of the Trust and/or the Trustees, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustees may determine to be appropriate:

Investment Adviser and Investment Sub-Adviser. The Trustees may in their discretion, from time to time, enter into an investment advisory or management contract or contracts with respect to the Trust or any Portfolio whereby the other party or parties to such contract or contracts shall undertake to furnish the Trust with such management, investment advisory, statistical and research facilities and services and such other facilities and services, if any, and all upon such terms and conditions, as the Trustees may in their discretion determine. Notwithstanding any other provision of this Declaration of Trust, the Trustees may authorize any investment adviser (subject to such general or specific instructions as the Trustees may from time to time adopt) to effect purchases, sales or exchanges of portfolio securities, other investment instruments of the Trust, or other Trust Property on behalf of the Trustees, or may authorize any officer, agent, or Trustee to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser (and all without further action by the Trustees). Any such purchases, sales and exchanges shall be deemed to have been authorized by the Trustees.

The Trustees may authorize, subject to applicable requirements of the 1940 Act, the investment adviser to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the investment adviser, and upon such terms and conditions, as may be agreed upon between the investment adviser and sub-adviser. Any reference in this Declaration of Trust to the investment adviser shall be deemed to include such sub-advisers, unless the context otherwise requires.

Principal Underwriter. The Trustees may in their discretion from time to time enter into an exclusive or non-exclusive underwriting contract or contracts providing for the sale of Shares, whereby the Trust may either agree to sell Shares to the other party to the contract or appoint such other party its sales agent for such Shares. In either case, the contract may also provide for the repurchase or sale of Shares by such other party as principal or as agent of the Trust.

Administrator. The Trustees may in their discretion from time to time enter into one or more contracts whereby the other party or parties shall undertake to furnish the Trust with administrative services. The contract or contracts shall be on such terms and conditions as the Trustees may in their discretion determine.

Transfer Agent. The Trustees may in their discretion from time to time enter into one or more transfer agency and Shareholder service contracts whereby the other party or parties shall undertake to furnish the Trustees with transfer agency and Shareholder services. The contract or contracts shall be on such terms and conditions as the Trustees may in their discretion determine.

Administrative Service and Distribution Plans. The Trustees may, on such terms and conditions as they may in their discretion determine, adopt one or more plans pursuant to which compensation may be paid directly or indirectly by the Trust for Shareholder servicing, administration and/or distribution services with respect to one or more Portfolios or Classes including without limitation, plans subject to Rule 12b-1 under the 1940 Act, and the Trustees may enter into agreements pursuant to such plans.

Fund Accounting. The Trustees may in their discretion from time to time enter into one or more contracts whereby the other party or parties undertakes to handle all or any part of the Trust's accounting responsibilities, whether with respect to the Trust's properties, Shareholders or otherwise.

Custodian and Depository. The Trustees may in their discretion from time to time enter into one or more contracts whereby the other party or parties undertakes to act as depository for and to maintain custody of the property of the Trust or any Portfolio or Class and accounting records in connection therewith.

Parties to Contract. Any contract described in this Article V hereof may be entered into with any corporation, firm, partnership, trust or association, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other party to the contract, and no such contract shall be invalidated or rendered void or voidable by reason of the existence of any relationship, nor shall any person holding such relationship be disqualified from voting on or executing the same in his capacity as Shareholder and/or Trustee, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, provided that the contract when entered into was not inconsistent with the provisions of this Article V. The same person (including a firm, corporation, partnership, trust, or association) may be the other party to contracts entered into pursuant to this
Article V, and any individual may be financially interested or otherwise affiliated with persons who are parties to any or all of the contracts mentioned in this Section 5.1.

                     SHAREHOLDER VOTING POWERS AND MEETINGS

Voting. The Shareholders shall have power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any contract entered into pursuant to Article V to the extent required by the 1940 Act; (c) with respect to termination of the Trust or a Series or Class thereof to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act, and related matters, to the extent required under the 1940 Act; and (e) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-laws or any registration of the Trust or Portfolio as an investment company under the 1940 Act with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable.

On each matter submitted to a vote of Shareholders, unless the Trustees determine otherwise, all Shares of all Portfolios and Classes shall vote as a single class; provided, however, that: (a) as to any matter with respect to which a separate vote of any Portfolio or Class is required by the 1940 Act or other applicable law or is required by attributes applicable to any Portfolio or Class, such requirements as to a separate vote by that Portfolio or Class shall apply; (b) unless the Trustees determine that this clause (b) shall not apply in a particular case, to the extent that a matter referred to in clause (a) above affects more than one Portfolio or Class and the interests of each such Portfolio or Class in the matter are identical, then the Shares of all such affected Portfolios or Classes shall vote as a single class; and (c) as to any matter which does not affect the interests of a particular Portfolio or Class, only the holders of Shares of the one or more affected Portfolio or Classes shall be entitled to vote. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the Bylaws. A proxy may be given in writing, by telefax, or in any other manner provided for in the By-laws. Anything in this Declaration of Trust to the contrary notwithstanding, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of the Trust or one or more Portfolios or Classes thereof, or in the event of any proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only in person or by written proxy. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, this Declaration of Trust or any of the By-laws of the Trust to be taken by Shareholders.

Meetings. Meetings of Shareholders (including meetings involving only the holders of Shares of one or more but less than all Portfolios or Classes) may be called by the Trustees from time to time to be held at such place within or without the State of Delaware, and on such date as may be designated in the call thereof for the purpose of taking action upon any matter as to which the vote or authority of the Shareholders is required or permitted as provided in Section
6.1. Special meetings of the Shareholders of any Portfolio or Class may be called by the Trustees and shall be called by the Trustees upon the written request of Shareholders owning at least twenty-five percent (25%) of the Outstanding Shares entitled to vote, except to the extent that a lesser percentage is prescribed by the 1940 Act. Notice shall be sent, postage prepaid, by mail or such other means determined by the Trustees, at least 7 days prior to any such meeting.

Quorum and Required Vote. Unless a larger percentage is required by law, by any provision of this Declaration of Trust or by the Trustees, one-third of the Shares entitled to vote in person or by proxy on a particular matter shall be a quorum for the transaction of business at a Shareholders' meeting with respect to that matter. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held without the necessity of further notice. Except when a larger vote is required by law, by any provision of this Declaration of Trust or by the Trustees, a majority of the Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present shall decide any questions with respect to that matter and a plurality shall elect a Trustee.

Action by Written Consent. Subject to the provisions of the 1940 Act and other applicable law, any action taken by Shareholders may be taken without a meeting if a majority of the Shares entitled to vote on the matter (or such larger proportion thereof as shall be required by law, by any provision of this Declaration of Trust or by the Trustees) consent to the action in writing. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders. The Trustees may adopt additional rules and procedures regarding the taking of Shareholder action by written consents.


                          DISTRIBUTIONS AND REDEMPTIONS
Distributions.

The Trustees may from time to time declare and pay dividends or other distributions with respect to any Portfolio or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust Property shall be wholly in the discretion of the Trustees.

Dividends and other distributions may be paid or made to the Shareholders of record at the time of declaring a dividend or other distribution or among the Shareholders of record at such other date or time or dates or times as the Trustees shall determine, which dividends or distributions, at the election of the Trustees, may be paid pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine. All dividends and other distributions on Shares of a particular Portfolio or Class shall be distributed pro rata to the Shareholders of that Portfolio or Class in proportion to the number of Shares of that Portfolio or Class they held on the record date established for such payment, except that in connection with any dividend or distribution program or procedure the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder's purchase order and/or payment in the prescribed form has not been received by the time or times established by the Trustees under such program or procedure. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

Anything in this Declaration of Trust to the contrary notwithstanding, the Trustees may at any time declare and distribute a stock dividend pro rata among the Shareholders of a particular Portfolio, or Class thereof, as of the record date of that Portfolio or Class fixed as provided in Section (b) hereof. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

Redemption by Shareholder.

Unless the Trustees otherwise determine with respect to a particular Portfolio or Class at the time of establishing and designating the same, each holder of Shares of a particular Portfolio or Class thereof shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem (out of the assets belonging to the applicable Portfolio or Class) all or any part of his Shares at a redemption price equal to the Net Asset Value per Share of that Portfolio or Class next determined in accordance with Section 7.4 after the Shares are properly tendered for redemption, less such redemption fee or other charge, if any, as may be fixed by the Trustees. Except as otherwise provided in this Declaration of Trust, payment of the redemption price shall be in cash; provided, however, that to the extent permitted by applicable law, the Trustees may authorize the Trust to make payment wholly or partly in securities or other assets belonging to the applicable Portfolio at the value of such securities or assets used in such determination of Net Asset Value.

Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Portfolio or Class to require the Trust to redeem Shares of that Portfolio or Class during any period or at any time when and to the extent permissible under the 1940 Act. In the event that a Shareholder shall submit a request for the redemption of a greater number of Shares than are then allocated to such Shareholder, such request shall not be honored.

Redemption by Trust. Unless the Trustees otherwise determine with respect to a particular Portfolio or Class at the time of establishing and designating the same, each Share of each Portfolio or Class thereof that has been established and designated is subject to redemption (out of the assets belonging to the applicable Portfolio or Class) by the Trust at the redemption price which would be applicable if such Share was then being redeemed by the Shareholder pursuant to Section 7.2 at any time if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the holders of the Shares, or any Portfolio or Class of the Trust, and upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price. In addition, the Trustees, in their sole discretion, may cause the Trust to redeem (out of the assets belonging to the applicable Portfolio or Class) all of the Shares of one or more Portfolios or Classes held by (a) any Shareholder if the value of such Shares held by such Shareholder is less than the minimum amount established from time to time by the Trustees, (b) all Shareholders of one or more Portfolios or Classes if the value of such Shares held by all Shareholders is less than the minimum amount established from time to time by the Trustees or
(c) any Shareholder to reimburse the Trust for any loss or expense it has sustained or incurred by reason of the failure of such Shareholder to make full payment for Shares purchased by such Shareholder, or by reason of any defective redemption request, or by reason of indebtedness incurred because of such Shareholder as described in Section 9.11 or to collect any charge relating to a transaction effected for the benefit of such Shareholder or as provided in the prospectus relating to such Shares.

Net Asset Value. The Net Asset Value per Share of any Portfolio or Class thereof shall be the quotient obtained by dividing the value of the net assets of that Portfolio or Class (being the value of the assets belonging to that Portfolio or Class less the liabilities belonging to that Portfolio or Class) by the total number of Shares of that Portfolio or Class outstanding, all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.

The Trustees may determine to maintain the Net Asset Value per Share of any Portfolio at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that Portfolio or Class thereof as dividends payable in additional Shares of that Portfolio or Class thereof at the designated constant dollar amount and for the handling of any losses attributable to that Portfolio or Class thereof. Such procedures may, among other things, provide that in the event of any loss each Shareholder of a Portfolio or Class thereof shall be deemed to have contributed to the capital of the Trust attributable to that Portfolio or Class thereof his pro rata portion of the total number of Shares required to be cancelled in order to permit the Net Asset Value per Share of that Portfolio or Class thereof to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by his investment in the Trust, to make the contribution referred to in the preceding sentence in the event of any such loss.

                  LIMITATION OF LIABILITY AND INDEMNIFICATION

Limitation of Liability. Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or any employee of the Trust or of any other person or party, provided that nothing contained herein or in the Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer hereunder.

Indemnification. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a "Covered Person"), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants' and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he may be involved or with which he may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his duties involved in the conduct of such Covered Person's office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Indemnification Determinations. Indemnification of a Covered Person pursuant to
Section 8.2 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Covered Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Covered Person was not liable by reason of Disabling Conduct.

Indemnification Not Exclusive. The right of indemnification provided by this
Article VIII shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VIII, "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested, non-party Trustee" is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Shareholders. Each Shareholder of the Trust and of each Portfolio or Class shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Portfolio or Class. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay pursuant to terms hereof or by way of subscription for any Shares or otherwise.

In case any Shareholder or former Shareholder of any Portfolio or Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Portfolio or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Portfolio or Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Portfolio, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Portfolio or Class and satisfy any judgment thereon from the assets of the Portfolio or Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Portfolios or Classes whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Portfolio or Class thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                                  MISCELLANEOUS

Trust Not a Partnership. It is hereby expressly declared that a trust and not a partnership is created hereby. All persons extending credit to, contracting with or having any claim against any Portfolio of the Trust or any Class within any Portfolio shall look only to the assets of such Portfolio or Class for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefore. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to a Portfolio or Class shall include a recitation limiting the obligations represented thereby to the Trust or to one or more Portfolios or Classes and its or their assets (but the omission of such a recitation shall not operate to bind any Shareholder, Trustee, officer, employee or agent of the Trust).

Trustees' Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to the provisions of Article VIII: (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

Establishment of Record Dates. The Trustees may close the Share transfer books of the Trust for a period not exceeding one hundred twenty (120) days preceding the date of any meeting of Shareholders, or the date for the payment of any dividends or other distributions, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect; or in lieu of closing the stock transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding one hundred twenty (120) days preceding the date of any meeting of Shareholders, or the date for payment of any dividend or other distribution, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of any such dividend or other distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of Shares, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or other distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any such record date fixed as aforesaid.

Dissolution and Termination of Trust or Portfolio.

This Trust shall continue without limitation of time but subject to the provisions of sub-sections (b) and (c) of this Section 9.4.

Notwithstanding anything in Section 9.5 to the contrary, the Trustees may without Shareholder approval (unless such approval is required by the 1940 Act) in dissolution of the Trust or an applicable Portfolio or Class,

     (i) sell and convey all or substantially all of the assets of the Trust or any Portfolio or Class to another trust, partnership, limited liability company, association or corporation, or to a separate Portfolio or Class of shares thereof, organized under the laws of any state or jurisdiction, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any Portfolio or Class, and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, limited liability company, association or corporation or of a series or portfolio thereof; or

     (ii) at any time sell and convert into money all of the assets of the Trust or any Portfolio or Class.

                    Following a sale or conversion in accordance with the foregoing sub-section 9.4(b)(i) or (ii), and upon making reasonable provision, in the determination of the Trustees, for the payment of all liabilities of the Trust or the affected Portfolio or Class as required by applicable law, by such assumption or otherwise, the Shareholders of each Class of a Portfolio involved in such sale or conversion shall be entitled to receive, as a Class, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio that are allocated to such Class over the liabilities belonging to that Portfolio that are allocated to such Class. The assets so distributable to the Shareholders of any particular Class of a Portfolio shall be distributed among such Shareholders in proportion to the number of Shares of that Class held by them and recorded on the books of the Trust. In the event a Portfolio is not divided into Classes, the foregoing provisions shall be applied on a Portfolio by Portfolio basis.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in sub-section (b), the Trust (in the case of a sale or conversion with respect to the Trust as a whole or the last remaining Portfolios) or any affected Portfolio or Class shall terminate and the Trustees and the Trust or any affected Portfolio or Class shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties with respect to the Trust or such affected Portfolio or Class shall be cancelled and discharged.

Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of trust to be filed in accordance with the Act, which certificate of cancellation may be signed by any one Trustee.

Merger, Consolidation, Incorporation. Anything in this Declaration of Trust to the contrary notwithstanding, the Trustees, in order to change the form of organization and/or domicile of the Trust, may, without prior Shareholder approval, (i) cause the Trust to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations which is or are formed, organized or existing under the laws of a state, commonwealth possession or colony of the United States, or (ii) cause the Trust to incorporate under the laws of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of the Trustees. Pursuant to and in accordance with the provisions of Section 3815(f) of the Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of any merger or consolidation approved in accordance with this Section 9.5 may effect any amendment to the Declaration of Trust or effect the adoption of a new Declaration of Trust of the Trust if it is the surviving or resulting trust in the merger or consolidation. Any merger or consolidation of the Trust other than as described in the foregoing provisions of this Section 9.5 shall, in addition to the approval of the Trustees, require a Majority Shareholder Vote. Nothing in this Section 9.5 shall require, however, Shareholder approval of any transaction whereby the Trust or any Portfolio thereof acquires or assumes all or any part of the assets and liabilities of any other entity.

Filing of Copies, References, Headings. The original or a copy of this Declaration of Trust and of each amendment hereof or Declaration of Trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer or Trustee of the Trust as to whether or not any such amendments or supplements have been made and as to any matters in connection with the Trust hereunder, and with the same effect as if it were the original, may rely on a copy certified by an officer or Trustee of the Trust to be a copy of this Declaration of Trust or of any such amendment or supplemental Declaration of Trust. In this Declaration of Trust or in any such amendment or supplemental Declaration of Trust, references to this Declaration of Trust, and all expressions like "herein," "hereof" and "hereunder," shall be deemed to refer to this Declaration of Trust as amended or affected by any such supplemental Declaration of Trust. All expressions like "his", "he" and "him", shall be deemed to include the feminine and neuter, as well as masculine, genders. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this Declaration of Trust rather than the headings, shall control. This Declaration of Trust may be executed in any number of counterparts each of which shall be deemed an original.

Applicable Law. The trust set forth in this instrument is made in the State of Delaware, and the Trust and this Declaration of Trust, and the rights and obligations of the Trustees and Shareholders hereunder, are to be governed by and construed and administered according to the Act and the laws of said State; provided, however, that there shall not be applicable to the Trust, the Trustees or this Declaration of Trust (a) the provisions of Section 3540 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Act) pertaining to trusts which relate to or regulate: (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property,
(iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal,
(vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust. The Trust shall be of the type commonly called a "business trust", and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

Amendments. Except as specifically provided herein, the Trustees may, without Shareholder vote, amend or otherwise supplement this Declaration of Trust by making an amendment, a Declaration of Trust supplemental hereto or an amended and restated Declaration of Trust. Shareholders shall have the right to vote:
(i) on any amendment which would affect their right to vote granted in Section 6.1, (ii) on any amendment to this Section 9.8, (iii) on any amendment for which such vote is required by law and (iv) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to Shareholders which, as the Trustees determine, shall affect the Shareholders of one or more Portfolios or Classes shall be authorized by vote of the Shareholders of each Portfolio or Class affected and no vote of shareholders of a Portfolio or Class not affected shall be required. Anything in this Declaration of Trust to the contrary notwithstanding, any amendment to Article VIII hereof shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of any persons protected thereby prior to such amendment.

Fiscal Year. The fiscal year of the Trust shall end on a specified date as determined from time to time by the Trustees.

Provisions in Conflict with Law. The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

Allocation of Certain Expenses. Each Shareholder will, at the discretion of the Trustees, indemnify the Trust against all expenses and losses resulting from indebtedness incurred in connection with facilitating (i) requests pending receipt of the collected funds from investments sold on the date of such Shareholder's redemption request; (ii) redemption requests from such Shareholder who has also notified the Trust of its intention to deposit funds in its accounts on the date of said redemption request; or (iii) the purchase of investments pending receipt of collected funds from such Shareholder who has notified the Trust of its intention to deposit funds in its accounts on the date of the purchase of the investments.

      IN WITNESS WHEREOF, the undersigned, being the Trustee of the Trust, has executed this Declaration of Trust as of the 18th day of March, 2002.



                                    /s/ John Pasco, III
                                    -------------------
                                    John Pasco, III

                               ACCEPTANCE OF TRUST



      As contemplated in the Agreement and Declaration of Trust of The World Insurance Trust dated March 18, 2002, as it may be amended or revised from time to time, the undersigned hereby accepts his appointment as a Trustee of said Trust and agrees to the provisions of said Agreement and Declaration of Trust.



                                    /s/ Samuel Boyd, Jr.
                                    ---------------------
                                    Samuel Boyd, Jr.

                               ACCEPTANCE OF TRUST



      As contemplated in the Agreement and Declaration of Trust of The World Insurance Trust dated March 18, 2002, as it may be amended or revised from time to time, the undersigned hereby accepts his appointment as a Trustee of said Trust and agrees to the provisions of said Agreement and Declaration of Trust.



                                    /s/ William E. Poist
                                    --------------------
                                    William E. Poist

                               ACCEPTANCE OF TRUST



      As contemplated in the Agreement and Declaration of Trust of The World Insurance Trust dated March 18, 2002, as it may be amended or revised from time to time, the undersigned hereby accepts his appointment as a Trustee of said Trust and agrees to the provisions of said Agreement and Declaration of Trust.



                                    /s/ Paul M. Dickinson
                                    ---------------------
                                    Paul M. Dickinson

                               ACCEPTANCE OF TRUST



      As contemplated in the Agreement and Declaration of Trust of The World Insurance Trust dated March 18, 2002, as it may be amended or revised from time to time, the undersigned hereby accepts his appointment as a Trustee of said Trust and agrees to the provisions of said Agreement and Declaration of Trust.



                                    /s/ Joseph F. Mastoloni
                                    -----------------------
                                    Joseph F. Mastoloni

                                                               EXHIBIT 23(b)(1)

                            THE WORLD INSURANCE TRUST

                                     BY-LAWS

These By-laws (the "By-laws") of The World Insurance Trust (the "Trust"), a Delaware business trust, are subject to the Agreement and Declaration of Trust of The World Insurance Trust dated March 18, 2002, as from time to time amended, supplemented or restated (the "Declaration of Trust"). Capitalized terms used herein which are defined in the Declaration of Trust are used as therein defined.

                                PRINCIPAL OFFICE

The principal office of the Trust shall be located in such location as the Trustees may from time to time determine. The Trust may establish and maintain such other offices and places of business as the Trustees may from time to time determine.


                           OFFICERS AND THEIR ELECTION

Officers. The officers of the Trust shall be a Chairman and Chief Executive Officer, a Treasurer, a Secretary, and such other officers as the Trustees may from time to time elect. It shall not be necessary for any Trustee or other officer to be a holder of Shares in the Trust.

Election of Officers. Two or more offices may be held by a single person. Subject to the provisions of Section 2.3 hereof, the officers shall hold office until their successors are chosen and qualified and serve at the pleasure of the Trustees.

Resignations. Any officer of the Trust may resign by filing a written resignation with the President, the Secretary or the Trustees, which resignation shall take effect on being so filed or at such later time as may be therein specified.

                  POWERS AND DUTIES OF OFFICERS AND TRUSTEES

Chief Executive Officer. Unless the Trustees have designated the Chairman as the chief executive officer of the Trust, the President shall be the chief executive officer of the Trust and shall preside at all meetings of the Trustees or the Shareholders.

Treasurer. The Treasurer shall be the principal financial and accounting officer of the Trust. He shall deliver all funds and securities of the Trust which may come into his hands to such company as the Trustees shall employ as Custodian in accordance with the Trust Instrument and applicable provisions of law. He shall make annual reports regarding the business and condition of the Trust, which reports shall be preserved in the Trust's records, and he shall furnish such other reports regarding the business and condition of the Trust as the Trustees may from time to time require. The Treasurer shall perform such additional duties as the Trustees or the chief executive officer may from time to time designate.

Secretary. The Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the Shareholders at their respective meetings. He shall have the custody of the seal of the Trust. The Secretary shall perform such additional duties as the Trustees or the chief executive officer may from time to time designate. Vice President. Any Vice President of the Trust shall perform such duties as the Trustees or the chief executive officer may from time to time designate. At the request or in the absence or disability of the President, the most senior Vice President present and able to act may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restrictions upon the President. Assistant Treasurer. Any Assistant Treasurer of the Trust shall perform such duties as the Trustees or the Treasurer may from time to time designate, and, in the absence of the Treasurer, the most senior Assistant Treasurer present and able to act may perform all the duties of the Treasurer. Assistant Secretary. Any Assistant Secretary of the Trust shall perform such duties as the Trustees or the Secretary may from time to time designate, and, in the absence of the Secretary, the most senior Assistant Secretary present and able to act may perform all the duties of the Secretary. Additional Officers. The Trustees from time to time may appoint such other officers or agents as they may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Trustees may determine.
Surety Bonds. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940 (the "1940 Act")) in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his duties to the Trust including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his hands.

Removal.   Any officer may be removed from office at any time by the Trustees.
-------

Remuneration.  The  salaries or other  compensation,  if any,  of the  officers
------------
of the Trust shall be fixed from time to time by resolution of the Trustees.

                             SHAREHOLDERS' MEETINGS

Notices. Notices of any meeting of the Shareholders shall be given by the Secretary by delivering or mailing, postage prepaid, to each Shareholder entitled to vote at said meeting, written or printed notification of such meeting at least seven days before the meeting, to such address as may be registered with the Trust by the Shareholder. Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. Notice of adjournment of a Shareholders' meeting to another time or place need not be given, if such time and place are announced at the meeting or reasonable notice is given to persons present at the meeting. Voting-Proxies. Subject to the provisions of the Trust Instrument, Shareholders entitled to vote may vote either in person or by proxy, provided that either (i) an instrument authorizing such proxy to act is executed by the Shareholder in writing and dated not more than eleven months before the meeting, unless the instrument specifically provides for a longer period or (ii) the Trustees adopt by resolution an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act, which authorization is received not more than eleven months before the meeting. Proxies shall be delivered to the Secretary of the Trust or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be exercised by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. At all meetings of the Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the Chairman of the meeting. Except as otherwise provided herein or in the Trust Instrument, all matters relating to the giving, voting or validity of proxies shall be governed by the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

Place  of  Meeting.  All  meetings  of the  Shareholders  shall be held at such
------------------
places as the Trustees may designate.

                   SHARES OF BENEFICIAL INTEREST

Share Certificate. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise authorize. The Trustees may issue certificates to a Shareholder of any Series or Class thereof for any purpose and the issuance of a certificate to one or more Shareholders shall not require the issuance of certificates generally. In the event that the Trustees authorize the issuance of Share certificates, such certificate shall be in the form prescribed from time to time by the Trustees and shall be signed by the President or a Vice President and by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary. Such signatures may be facsimiles if the certificate is signed by a transfer or shareholder services agent or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue. Loss of Certificate. In case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe. Discontinuance of Issuance of Certificates. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

                               INSPECTION OF BOOKS

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees.

                                   ARTICLE VII

                                   AMENDMENTS

           These By-laws may be amended from time to time by the Trustees.


                                    HEADINGS

Headings are placed in these By-laws for convenience of reference only and, in case of any conflict, the text of these By-laws rather than the headings shall control.

                                                               EXHIBIT 23(b)(2)



                               THE WORLD INSURANCE TRUST
                             (a Delaware business trust)


                               CONSENT OF SOLE TRUSTEE

      Pursuant to Section 3806(f) of the Delaware Business Trust Act, the undersigned sole initial trustee of The World Insurance Trust, a Delaware business trust (the "Trust"), hereby consents to the following resolutions which have been adopted without a meeting:

      1.   Approval of By-Laws.

           RESOLVED, that the proposed By-Laws, in the form attached to this Consent, are hereby approved and adopted as the By-Laws of the Trust.

      2.   Appointment of Additional Trustees.

           RESOLVED, that the total number of trustees of the Trust be increased to five (5);

           FURTHER RESOLVED, that the sole initial trustee, John Pasco, III, hereby appoints each of the following persons to serve as a trustee of the Trust until his or her successor is duly elected or appointed and has qualified:

           Samuel Boyd              Paul M. Dickinson
           Joseph F. Mastoloni      William E. Poist;

           FURTHER RESOLVED, that the election of five trustees be submitted to the initial shareholder of the Trust, and that the initial trustee and the four persons appointed at this meeting be nominated for election.

      3.   Election of Officers.

           RESOLVED, that each of the following persons be, and they each hereby are, elected to the offices set forth opposite their respective names, to hold office and to serve at the pleasure of the Board for a period of one year and until their respective successors are duly elected and have qualified:

           Name                 Office
           -----------------    -----------------------

           John Pasco, III      President and Treasurer
           F. Byron Parker, Jr. Secretary
           Darryl S. Peay       Assistant Secretary



      4.   Establishment of the CSI Equity Portfolio.
           -----------------------------------------

           RESOLVED, that there is hereby established the series of shares of beneficial interest (the "Shares") of the Trust entitled the "CSI Equity Portfolio," and that an indeterminate number of Shares, with no par value, is hereby allocated to such series. The assets of the CSI Equity Portfolio shall be held for the benefit of the holders of Shares within such series. The liabilities of the Trust shall be allocated to all Shares of each series of the Trust; the liabilities of the CSI Equity Portfolio shall be allocated to such series; the liabilities of a class within the CSI Equity Portfolio shall be allocated to such class; and in all other respects, the Shares of the CSI Equity Portfolio shall have the preferences, powers, rights and privileges as set forth in the registration statement of the Trust.

      5.   Authorization to Issue Shares.

           RESOLVED, that the Trust is hereby authorized to issue shares of beneficial interest in the CSI Equity Portfolio at any time after the effective date of the Trust's Registration Statement on Form N-lA, in accordance with the Prospectus and Statement of Additional Information and the requirements of the Trust's Agreement and Declaration of Trust and applicable law, and that each share of beneficial interest of the CSI Equity Portfolio, when issued for the consideration described in such Prospectus and Statement of Additional Information, will be validly issued, fully paid and non-assessable by the Trust.

      6.   Registration of Shares.

      a.   SEC Filings.

           RESOLVED, that the filing with the U.S. Securities and Exchange Commission of the Trust's notification of registration as an investment company on Form N-8A be, and it hereby is, approved;

           FURTHER RESOLVED, that the filing with the U.S. Securities and Exchange Commission of the Trust's Registration Statement on Form N-lA be, and it hereby is approved;

           FURTHER RESOLVED, that the officers of the Trust be, and each hereby is, authorized in the name and on behalf of the Trust to execute and cause to be filed with the U.S. Securities and Exchange Commission the Trust's Form N-8A, its Registration Statement on Form N-1A and each pre-effective amendment to the Trust's Registration Statement on Form N-lA, in such forms as the officers, with the advice of Trust counsel, may approve as necessary or desirable, such approval to be conclusively evidenced by their execution thereof;

           FURTHER RESOLVED, that John Pasco, III be, and he hereby is, designated to act on behalf of the Trust as its agent for service for matters relating to the Trust's Registration Statement on Form N-lA with the powers enumerated in Rule 478 of the Rules and Regulations of the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended;

           FURTHER RESOLVED, that the trustees and officers of the Trust who may be required to execute the Trust's Registration Statement on Form N-1A and any amendments to the Trust's Registration Statement on Form N-lA be, and each hereby is, authorized to execute a power of attorney appointing John Pasco, III, their true and lawful attorney, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of the Trust, the Registration Statement on Form N-1A, any amendments to the Registration Statement on Form N-1A, and all instruments necessary or incidental in connection therewith, and to file the same with the U.S. Securities and Exchange Commission; and said attorney shall have full power of substitution and re-substitution; and said attorney shall have full power and authority to do and perform in the name and on behalf of each of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorney being hereby ratified and approved; and

           FURTHER RESOLVED, that the officers of the Trust be, and each hereby is, authorized to execute and file all such instruments and documents, and do such other acts and things as they, or any of them, may deem necessary or desirable in order to cause the Registration Statement on Form N-lA to become effective, and to further the public offering of the shares of beneficial interest in the CSI Equity Portfolio.

      b.   State Registrations.

           RESOLVED, that the officers of the Trust are hereby authorized to determine the states in which appropriate action shall be taken to qualify or register for sale all or such part of such shares as such officers may deem advisable; that such officers are hereby authorized to perform on behalf of the Trust any and all acts as any of them may deem necessary or advisable in order to comply with the applicable laws of any such states, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, consents and appointments of attorneys for service of process; and

           FURTHER RESOLVED, that the execution by such officers or such agent of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefore from the Trust and the approval and ratification by the Trust of the papers and documents so executed and the actions so taken.


7.    Approval of Enabling Resolution.

           RESOLVED, that the officers of the Trust be, and each hereby is, authorized and directed to do or cause to be done all such other acts and things and to make, execute and deliver any and all of such papers and documents in the name and on behalf of the Trust, as they, or any of them, may deem necessary or desirable to complete the organization of the Trust and to carry out the intent and purpose of the foregoing resolutions, such determination to be conclusively evidenced by such actions, papers and/or documents.

      The officers of the Trust are directed to file this Consent of Sole Trustee with the minutes of the proceedings of the Board of Trustees.



                                    /s/ John Pasco, III
                                    -------------------
                                    John Pasco, III

April 3, 2002

                                                               EXHIBIT 23(d)(1)

                                     FORM OF

                          INVESTMENT ADVISORY AGREEMENT




      Investment Advisory Agreement (the "Agreement") dated ____________, 2002 by and between THE WORLD INSURANCE TRUST, a Delaware business trust (herein called the "Trust"), and CSI CAPITAL MANAGEMENT, INC., a California corporation (the "Adviser") and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

      WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

      WHEREAS, the Trust desires to retain the Adviser to furnish investment advisory and management services to certain portfolios of the Trust, subject to the control of the Trust's Board of Trustees, and the Adviser is willing to so furnish such services;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be bound, it is agreed between the parties hereto as follows:

      1. Appointment. The Trust hereby appoints the Adviser to act as the Adviser to the CSI EQUITY PORTFOLIO of the Trust (the "Portfolio") for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

      2. Duties of the Adviser. The Trust employs the Adviser to manage the investments and reinvestment of the assets of the Portfolio, and to continuously review, supervise, and administer the investment program of the Portfolio, to determine in its discretion the securities to be purchased or sold, to provide the Trust and Commonwealth Shareholder Services, Inc. (the "Administrator") with records concerning the Adviser's activities which the Trust is required to maintain, and to render regular reports to the Trust's Officers and Board of Trustees and to the Administrator concerning the Adviser's discharge of the foregoing responsibilities.

           The Adviser shall discharge the foregoing responsibilities subject to the control of the Trust's Board of Trustees and in compliance with such policies as the Board may from time to time establish and communicate in writing to the Adviser, and in compliance with the objectives, policies, and limitations for the Portfolio as set forth in its Prospectus and Statement of Additional Information, as amended from time to time, and applicable laws and regulations. The Trust will instruct each of its agents and contractors to cooperate in the conduct of the business of the Portfolio. The Trust shall provide the Adviser with a copy of each amendment or supplement to the Trust's Form N-lA registration statement promptly after the same is filed with the U.S. Securities and Exchange Commission, and the Trust shall not modify in any material respect any investment objective, policy or restriction of the Trust without providing the Adviser with prior written notice of such proposed change. For purposes of this paragraph only, a writing or a written notice by or from the Trust to the Adviser shall include an oral communication from the Trust to the Adviser that is reduced to writing and provided to the Adviser promptly thereafter.

           The Adviser accepts such employment and agrees, at its own expense, to render the services and to provide the office space, furnishings, and equipment and the personnel required by it to perform the services on the terms and for the compensation provided herein.

       3. Sub-Advisers. It is understood that the Adviser may from time to time employ or associate itself with such person or persons as the Adviser may believe to be particularly fitted to assist in the performance of this Agreement; provided, however, that the compensation of such person or persons shall be paid by the Adviser and that the Adviser shall be as fully responsible to the Trust for the acts and omissions of any sub-adviser as it is for its own acts and omissions. Without limiting the generally or the foregoing, it is agreed that investment advisory services to the Portfolio may be provided by a sub-adviser acceptable to the Trust and the Adviser and approved in accordance with the provisions of the 1940 Act. In the event that any sub-adviser appointed hereunder is terminated, the Adviser may provide investment advisory services pursuant to this Agreement to the Trust without further shareholder approval.

      4. Portfolio Transactions. The Adviser is authorized to select the brokers and dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best price and execution for the Portfolio's transactions in accordance with the policies of the Trust as set forth from time to time in the Portfolio's Prospectus and Statement of Additional Information. The Adviser will promptly communicate to the Trust and to the Administrator such information relating to portfolio transactions as they may reasonably request.

           It is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or be in breach of any obligation owing to the Trust under this Agreement, or otherwise, by reason of its having directed a securities transaction on behalf of the Trust to an unaffiliated broker-dealer in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 or as described from time to time by the Portfolio's Prospectus and Statement of Additional Information. Subject to the foregoing, the Adviser may direct any transaction of the Portfolio to a broker which is affiliated with the Adviser in accordance with, and subject to, the policies and procedures approved by the Board of Trustees of the Trust pursuant to Rule 17e-1 under the 1940 Act. Such brokerage services are not deemed to be provided under this Agreement.

      5. Compensation of the Adviser. For the services to be rendered by the Adviser under this Agreement, the Portfolio shall pay to the Adviser, and the Adviser will accept as full compensation a fee, accrued daily and payable within five (5) business days after the last business day of each month, at an annual rate of one percent of the average daily net assets of the Portfolio.

           All rights of compensation under this Agreement for services performed as of the termination date shall survive the termination of this Agreement.

      6.   Expenses. During the term of this Agreement, the Adviser will pay
           --------
all expenses incurred by it in connection with the management of the Trust. Notwithstanding the foregoing, the Portfolio shall pay the expenses and costs of the Portfolio for the following:

            1)  Taxes;
            2) Brokerage fees and commissions with regard to portfolio transactions;
            3) Interest charges, fees and expenses of the custodian of the securities;
            4) Fees and expenses of the Trust's transfer agent and the Administrator;
            5)  Its proportionate share of auditing and legal expenses;
            6) Its proportionate share of the cost of maintenance of corporate existence;

            7) Its proportionate share of compensation of Trustees of the Trust who are not interested persons of the Adviser as that term is defined by law;

            8)  Its proportionate share of the costs of corporate meetings;

            9) Federal and State registration fees and expenses incident to the sale of shares of the Portfolio;

           10) Costs of printing and mailing Prospectuses for the Portfolio's shares, reports and notices to existing shareholders;

           11) The Advisory fee payable to the Adviser, as provided in paragraph 4 herein;

           12) Costs of recordkeeping (other than investment records required to be maintained by the Adviser), and daily pricing;

           13) Distribution expenses in accordance with any Distribution Plan as and if approved by the shareholders of the Portfolio; and

           14) Expenses and taxes incident to the failure of the Portfolio to qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended, unless such expenses and/or taxes arise from the negligence of another party.

           If the expenses projected to be borne by the Portfolio (exclusive of interest, brokerage commissions, taxes and extraordinary items, but inclusive of Advisory fees) in any fiscal year are expected to exceed any applicable state expense limitation provision to which the Trust is subject, the Advisory fee payable by the Portfolio to the Adviser shall be reduced on each day such fee is accrued to the extent of that day's portion of such excess expenses. The amount of such reduction shall not exceed the actual amount of the Advisory fee otherwise payable in such year. Accruals of expenses and adjustments to Advisory fees otherwise payable under this Agreement, and the amounts payable monthly in accordance with this Agreement, shall be adjusted as required from month to month.

           It is understood that the Trust will register its shares in states which impose expense limitations on mutual Trusts only with the prior written consent of the Adviser and, if consent is granted, the Adviser agrees to reimburse the Trust for any excess expenses incurred over such states' limitation up to a maximum of its Advisory fee.

      7. Reports. The Trust and the Adviser agree to furnish to each other, if applicable, current information required for the preparation by such parties of prospectuses, statements of additional information, proxy statements, reports to shareholders, certified copies of their financial statements, and to furnish to each other such other information and documents with regard to their affairs as each may reasonably request.

      8. Status of the Adviser. The services of the Adviser to the Trust are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Trust are not impaired thereby.

           Pursuant to comparable agreements, the Trust may also retain the services of the Adviser to serve as the investment Adviser of other series of the Trust.

      9. Books and Records. In compliance with the requirements of the 1940 Act, the Adviser hereby agrees that all records which it maintains for the Trust are the property of the Trust, and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. The Adviser further agrees to preserve for the periods prescribed by the 1940 Act, and the rules or orders there under, the records required to be maintained by the 1940 Act.

      10. Limitation of Liability of Adviser. The duties of the Adviser shall be confined to those expressly set forth herein, and no implied duties are assumed by or may be asserted against the Adviser hereunder. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. (As used in this Paragraph 9, the term "Adviser" shall include Trustees, officers, employees and other corporate agents of the Adviser as well as that corporation itself). The Trust shall indemnify, defend and hold the Adviser harmless from and against any loss, damage, liability, settlement, expense or claim, including, without limitation, attorneys' fees and expenses (collectively, "Claims"), arising out of any actual or alleged (a) untrue statement of a material fact contained in the Trust's Form N-lA registration statement, or in any other communications, advertisements, sales literature, proxy materials, reports, or statements made or furnished by or on behalf of the Trust to any regulatory agency or to investors or potential investors in the Trust (collectively, the "Reports"), or (b) omission of a material fact required to be stated in any Report or necessary to make the statements therein not misleading; provided, however, that the foregoing indemnity shall not apply to any Claim to the extent it is the result of (i) any information furnished by the Adviser to the Trust for the purpose of inclusion in any such Report, or (ii) a breach by the Adviser of any provision of this Agreement. The Adviser shall indemnify, defend and hold the Trust harmless from and against any Claim arising out of the matters specified in clauses (i) or (ii) above.

      11. Permissible Interests. Trustees, agents, and shareholders of the Trust are or may be interested in the Adviser (or any successor thereof) as Trustees, officers, or shareholders, or otherwise; Trustees, officers, agents, and shareholders of the Adviser are or may be interested in the Trust as Trustees, officers, shareholders or otherwise; and the Adviser (or any successor) is or may be interested in the Trust as a shareholder or otherwise. In addition, brokerage transactions for the Trust may be effected through affiliates of the Adviser if approved by the Trust's Board of Trustees, subject to the rules and regulations of the Securities and Exchange Commission, and the policies and procedures adopted by the Trust.

      12. License of Adviser's Name. The Adviser hereby authorizes the Trust to use the name "CSI" for the Portfolio. The Trust agrees that if this Agreement is terminated it will promptly redesignate the name of the Portfolio to eliminate any reference to the name "CSI" or any derivation thereof unless the Adviser waives this requirement in writing.

      13. Duration and Termination. This Agreement shall become effective on the date first above written subject to its approval by the shareholders of the Portfolio and unless sooner terminated as provided herein, shall continue in effect for two (2) years from that date. Thereafter, this Agreement shall be renewable for successive periods of one year each, provided such continuance is specifically approved annually (a) by the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party (as that term is defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) by vote of either the Board of Trustees or of a majority of the outstanding voting securities (as that term is defined in the 1940 Act) of the Portfolio. Notwithstanding the foregoing, this Agreement may be terminated by the Portfolio or by the Trust at any time on sixty (60) days written notice, without the payment of any penalty, provided that termination must be authorized either by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio or by the Adviser on sixty (60) days written notice. This Agreement will automatically terminate in the event of its assignment (as that term is defined in the 1940 Act).

      14. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No material amendment of this Agreement shall be effective until approved by vote of the holders of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act).

      15. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient if sent by registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the address stated below:

           (a)   To the Trust at:    1500 Forest Avenue
                                     Suite 223
                                     Richmond, VA 23229

           (b)  To the Adviser at:    445 Bush Street, 5th Floor
                                      San Francisco, CA 94108-3725

      16. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. This Agreement shall be binding and shall inure to the benefit of the parties hereto and their respective successors.

      17. Applicable Law. This Agreement shall be construed in accordance with, and governed by, the laws of the State of Maryland, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

      18. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below as of the day and year first above written.

                                    CSI CAPITAL MANAGEMENT, INC.



                                       By:__________________________
                                          Leland H. Faust
                                          President



                                    THE WORLD INSURANCE TRUST



                                    By: ____________________________
                                          John Pasco, III
                                          President

                                                               EXHIBIT 23(e)(1)

                                     FORM OF

                             DISTRIBUTION AGREEMENT


      DISTRIBUTION AGREEMENT, made this _____ day of _______, 2002, by and between The World Insurance Trust, a Delaware Business Trust (the "Trust") and First Dominion Capital Corporation ("FDCC"), a Virginia corporation.

      WITNESSETH:

1.    DISTRIBUTION SERVICES
      ---------------------

      The Trust hereby engages FDCC as national distributor to assist the Trust in promoting the sale and distribution to investors of shares of beneficial interest of each series of the Trust ("Shares"). In connection therewith, FDCC shall (1) promote the sale of shares, (ii) act as principal underwriter of shares of various series of the Trust, (iii) otherwise assist the Trust in the distribution of shares directly to investors through dealers or otherwise. For this purpose the Trust agrees to offer shares for sale at all times when, and in such places as, such shares are to be made available for sale and may lawfully be offered for sale and sold. As and when necessary in connection therewith FDCC may act as principal or agent for the sale of such shares.

2.    SALE OF TRUST SHARES
      --------------------

      Such shares are to be sold only on the following terms:

(a) All subscriptions, offers, or sales shall be subject to acceptance or rejection by the Trust. Any offer or sale shall be conclusively presumed to have been accepted by the Trust if the Trust shall fail to notify FDCC of the rejection of such offer or sale prior to the computation of the net asset value of the Trust's shares next following receipt by the Trust of notice of such offer or sale.

(b) No share of the Trust shall be sold for any consideration other than cash or, except in instances otherwise provided for by the Trust's currently effective Prospectus, for any amount less than the public offering price per share, which shall be determined in accordance with the Trust's currently effective Prospectus. No shares may be sold for less than the net asset value thereof

3.    REGISTRATION OF SHARES
      ----------------------

      The Trust agrees to make prompt and reasonable efforts to effect and to keep in effect the registration or qualification of its shares for sale in such jurisdictions as the Trust may designate. FDCC may serve as dealer of record to assist the Trust in connection with any such registration or qualification. The Trust acknowledges that FDCC may incur expenses in connection with assisting in the registration or qualification of Trust shares which are sold at net asset value and the Trust will pay or reimburse expenses of FDCC which are incurred in connection with such registration or qualification.

4.    INFORMATION TO BE FURNISHED TO FDCC
      -----------------------------------

      The Trust agrees that it will furnish FDCC with such information with respect to the affairs and accounts of the Trust as FDCC may from time to time reasonably require, and further agrees that FDCC, at all reasonable times, shall be permitted to inspect the books and records of the Trust.

5.    ALLOCATION OF EXPENSES
      ----------------------

      During the period of this contract, the Trust shall pay or cause to be paid all expenses, costs, and fees incurred by the Trust which are not assumed by FDCC or any investment manager or investment adviser to the Trust. FDCC shall pay advertising and promotional expenses incurred by FDCC in connection with the distribution of the Trust's shares which are sold subject to the imposition of a sales charge including paying for prospectuses for delivery to prospective shareholders.

6.    COMPENSATION TO FDCC
      --------------------

      It is understood and agreed by the parties hereto that FDCC will receive compensation for services it performs hereunder in accordance with Schedule A hereto.

7.    LIMITATION OF FDCC's AUTHORITY
      ------------------------------

      FDCC shall be deemed to be an independent contractor and, except as specifically provided or authorized herein, shall have no authority to act for or represent the Trust. In the performance of its duties hereunder, FDCC may solicit and enter into selling dealer agreements with other broker-dealers in a form approved by the Trust. Such selling dealer agreements shall provide for the sale of shares of the Trust (or any series of the Trust) on terms consistent with the registration statement of the Trust as then if effect. Unless otherwise provided in a selling dealer agreement, any selling dealer agreement of FDCC in effect as of the date of this agreement shall be deemed to continue hereunder upon delivery to the selling dealer of any amendment required by the terms of the Trust's action eliminating the sales load on sales of affected Trust shares.

8.    SUBSCRIPTION FOR SHARES -REFUND FOR CANCELLED ORDERS
      ----------------------------------------------------

      If FDCC elects to act as a principal, and not as agent, for a sale of Trust shares, FDCC shall subscribe for the shares of the Trust only for the purpose of covering purchase orders already received by it or for the purpose of investment for its own account. Whether acting as principal or agent, in the event that an order for the purchase of shares of the Trust is placed with FDCC by a customer or dealer and subsequently cancelled, FDCC shall forthwith cancel the subscription for such shares entered on the books of the Trust, and, if FDCC has paid the Trust for such shares, shall be entitled to receive from the Trust in refund of such payments the lesser of:

(a)   the consideration received by the Trust for said shares; or

(b)   the net asset value of such shares at the time of cancellation by FDCC.

9.    INDEMNIFICATION OF THE TRUST
      ----------------------------

      FDCC agrees to indemnify the Trust against any and all litigation and other legal proceedings of any kind or nature and against any liability, judgment, cost, or penalty imposed as a result of such litigation or proceedings in any way arising out of or in connection with the sale or distribution of the shares of the Trust by FDCC. In the event of the threat or institution of any such litigation or legal proceedings against the Trust, FDCC shall defend such action on behalf of the Trust at its own expense, and shall pay any such liability, judgment, cost, or penalty resulting therefrom, whether imposed by legal authority on agreed upon by way of compromise and settlement; provided, however, FDCC shall not be required to pay or reimburse the Trust for any liability, judgment, cost, or penalty incurred as a result of information supplied by, or as the result of the omission to supply information by, the Trust to FDCC or to FDCC by a director, officer, or employee of the Trust who is not an interested person of FDCC, unless the information so supplied or omitted was available to FDCC or the Trust's investment adviser without recourse to the Trust or any such person referred to above.

10.   FREEDOM TO DEAL WITH THIRD PARTIES
      ----------------------------------

      FDCC shall be free to render to others services of a nature either similar to or different from those rendered under this contract, except such as may impair its performance of the services and duties to be rendered by it hereunder.

11.   EFFECTIVE DATE, DURATION AND TERMINATION OF AGREEMENT
      -----------------------------------------------------

      The effective date of this Agreement shall be the date first set forth above. Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of the Trust (or of any series of the Trust) shall mean the vote of 67% or more of the securities of the Trust (or of any affected series of the Trust) if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of the securities of the Trust (or an affected series of the Trust) whichever is the lesser.

      Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect from year to year but only so long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including the specific approval of a majority of the Trustees who are not interested person of FDCC as defined by the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting on such approval, or by the vote of the holders of a majority of the outstanding voting securities of the Trust or an affected series of the Trust.

      This Agreement may be terminated at any time without the payment of any penalty by the vote of the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by FDCC, upon sixty (60) days written notice to the other party.

      This Agreement shall automatically terminate in the event of its assignment (as defined by the provisions of the Investment Company Act of 1940, as amended).

12.   AMENDMENTS TO AGREEMENT
      -----------------------

      No material amendment to this Agreement shall be effective until approved by FDCC and by the affirmative vote of a majority of the Board of Trustees of the Trust (including a majority of the Trustees who are not interested persons of FDCC or any affiliate of FDCC).

13.   NOTICES

      Any notice under this Agreement shall be in writing, addressed, delivered, or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

      IN WITNESS WHEREOF, the Trust and FDCC have caused this Agreement to be executed by their duly authorized officers affixed hereto all as of the day and year first above written.






                                    THE WORLD INSURANCE TRUST


                                    By:  ___________________________
                                    Name:  John Pasco, III
                                    Title: Chairman




                                    FIRST DOMINION CAPITAL CORP.



                                     By:_____________________________
                                     Name:  John Pasco, III
                                     Title: President

                                   SCHEDULE A


      FDCC shall receive, as compensation for its services pursuant to this Distribution Agreement:

(a) With respect to any shares of the Trust sold subject to a sales charge, FDCC shall be entitled to retain the underwriter's portion of the sales charge for each investment in the Trust's shares, computed as a percentage of the offering price determined in accordance with the Trust's currently effective Prospectus and as otherwise provided in the Trust's registration statement.

(b) With respect to sales of shares of the Trust sold subject to a sales charge for which FDCC is the selling dealer, FDCC shall retain the dealer's sales charge for each investment in the Trust's shares, computed as a percentage of the offering price determined in accordance with the Trust's currently effective Prospectus and as otherwise provided in the Trust's registration statement.

(c) With respect to any shares of the Trust sold at net asset value (without a sales charge), FDCC shall receive from the Trust reimbursement at the rate of $30 per hour for the cost of personnel involved with assistance in the promotion of sale of such shares and for out-of- pocket costs incurred by FDCC.

                                                               EXHIBIT 23(g)(1)
                                     FORM OF

                               CUSTODIAN AGREEMENT




      THIS AGREEMENT, dated as of this ______ day of ______________, 2002, between THE WORLD INSURANCE TRUST, a Delaware business trust, registered as an open-end management investment company with the Commission under the 1940 Act (the "Trust"), on behalf of each of the series listed on the attached Appendix A as the same may from time to time be updated (each a "Series"), and BROWN BROTHERS HARRIMAN & CO., a limited partnership formed under the laws of the State of New York ("BBH&Co." or the "Custodian"),

      W I T N E S S E T H:

      WHEREAS, the Trust wishes to employ BBH&Co. to act as custodian for the Trust and to provide related services, all as provided herein, and BBH&Co. is willing to accept such employment, subject to the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the Trust and BBH&Co. hereby agree, as follows:

      1. Appointment of Custodian. The Trust hereby appoints BBH&Co. as the Trust's custodian, and BBH&Co. hereby accepts such appointment. All Investments of the Trust delivered to the Custodian or its agents or Sub-custodians shall be dealt with as provided in this Agreement. The duties of the Custodian with respect to the Trust's Investments shall be only as set forth expressly in this Agreement which duties are generally comprised of safekeeping and various administrative duties that will be performed in accordance with Instructions and as reasonably required to effect Instructions.

      2. Representations, Warranties and Covenants of the Trust. The Trust hereby represents, warrants and covenants each of the following:

           2.1 This Agreement has been, and at the time of delivery of each Instruction such Instruction will have been, duly authorized, executed and delivered by the Trust. This Agreement does not violate any Applicable Law or conflict with or constitute a default under the Trust's prospectus or other organic document, agreement, judgment, order or decree to which the Trust is a party or by which it or its Investments is bound.

           2.2 By providing an Instruction with respect to the first acquisition of an Investment in a jurisdiction other than the United States of America, the Trust shall be deemed to have confirmed to the Custodian that the Trust has (a) assessed and accepted all material Country or Sovereign Risks and accepted responsibility for their occurrence, (b) made all determinations required to be made by the Trust under the 1940 Act, and
      (iii) appropriately and adequately disclosed to its shareholders, other investors and all persons who have rights in or to such Investments, all material investment risks, including those relating to the custody and settlement infrastructure or the servicing of securities in such jurisdictions.

           2.3 The Trust shall safeguard and shall solely be responsible for the safekeeping of any testkeys, identification codes, passwords, other security devices or statements of account with which the Custodian provides it. In furtherance and not limitation of the foregoing, in the event the Trust utilizes any on-line service offered by the Custodian, the Trust and the Custodian shall be fully responsible for the security of its respective connecting terminal, access thereto and the proper and authorized use thereof and the initiation and application of continuing effective safeguards in respect thereof.

      3. Representation and Warranty of BBH&Co. BBH&Co. hereby represents and warrants that this Agreement has been duly authorized, executed and delivered by BBH&Co. and does not and will not violate any Applicable Law or conflict with or constitute a default under BBH&Co.'s limited partnership agreement or any agreement, instrument, judgment, order or decree to which BBH&Co. is a party or by which it is bound.

      4. Instructions. Unless otherwise explicitly indicated herein, the Custodian shall perform its duties pursuant to Instructions. As used herein, the term Instruction shall mean a directive initiated by the Trust, acting directly or through its board of directors, officers or other Authorized Persons, which directive shall conform to the requirements of this Section 4.

           4.1 Authorized Persons. For purposes hereof, an Authorized Person shall be a person or entity authorized to give Instructions for or on behalf of the Trust by written notices to the Custodian or otherwise in accordance with procedures delivered to and acknowledged by the Custodian, including without limitation the Trust's Investment Adviser or Foreign Custody Manager. The Custodian may treat any Authorized Person as having full authority of the Trust to issue Instructions hereunder unless the notice of authorization contains explicit limitations as to said authority. The Custodian shall be entitled to rely upon the authority of Authorized Persons until it receives appropriate written notice from the Trust to the contrary.

           4.2 Form of Instruction. Each Instruction shall be transmitted by such secured or authenticated electro-mechanical means as the Custodian shall make available to the Trust from time to time unless the Trust shall elect to transmit such Instruction in accordance with Subsections 4.2.1 through 4.2.3 of this Section.

                4.2.1 Trust Designated Secured-Transmission Method. Instructions may be transmitted through a secured or tested electro-mechanical means identified by the Trust or by an Authorized Person entitled to give Instruction and acknowledged and accepted by the Custodian; it being understood that such acknowledgment shall authorize the Custodian to receive and process Instructions received by such means of delivery but shall not represent a judgment by the Custodian as to the reasonableness or security of the method determined by the Authorized Person.

                4.2.2 Written Instructions. Instructions may be transmitted in a writing that bears the manual signature of Authorized Persons.

                4.2.3 Other Forms of Instruction. Instructions may also be transmitted by another means determined by the Trust or Authorized Persons and acknowledged and accepted by the Custodian (subject to the same limits as to acknowledgements as is contained in Subsection 4.2.1, above) including Instructions given orally or by SWIFT, telex or telefax (whether tested or untested).

      When an Instruction is given by means established under Subsections 4.2.1 through 4.2.3, it shall be the responsibility of the Custodian to use reasonable care to adhere to any security or other procedures established in writing between the Custodian and the Authorized Person with respect to such means of Instruction, but such Authorized Person shall be solely responsible for determining that the particular means chosen is reasonable under the circumstances. Oral Instructions shall be binding upon the Custodian only if and when the Custodian takes action with respect thereto. With respect to telefax instructions, the parties agree and acknowledge that receipt of legible instructions cannot be assured, that the Custodian cannot verify that authorized signatures on telefax instructions are original or properly affixed, and that the Custodian shall not be liable for losses or expenses incurred through actions taken in reliance on inaccurately stated, illegible or unauthorized telefax instructions. The provisions of Section 4A of the Uniform Commercial Code shall apply to Trusts transfers performed in accordance with Instructions.

      In the event that a Trusts Transfer Services Agreement is executed between the Trust or and Authorized Person and the Custodian, such an agreement shall comprise a designation of form of a means of delivering Instructions for purposes of this Section 4.2.

           4.3 Completeness and Contents of Instructions. The Authorized Person shall be responsible for assuring the adequacy and accuracy of Instructions. Particularly, upon any acquisition or disposition or other dealing in the Trust's Investments and upon any delivery and transfer of any Investment or moneys, the person initiating such Instruction shall give the Custodian an Instruction with appropriate detail, including, without limitation:

                4.3.1 The transaction date and the date and location of settlement;

                4.3.2 The specification of the type of transaction;

                4.3.4 A description of the Investments or moneys in question, including, as appropriate, quantity, price per unit, amount of money to be received or delivered and currency information. Where an Instruction is communicated by electronic means, or otherwise where an Instruction contains an identifying number such as a CUSIP, SEDOL or ISIN number, the Custodian shall be entitled to rely on such number as controlling notwithstanding any inconsistency contained in such Instruction, particularly with respect to Investment description;

                4.3.5 The name of the broker or similar entity concerned with execution of the transaction.

      If the Custodian shall determine that an Instruction is either unclear or incomplete, the Custodian may give prompt notice of such determination to the Trust, and the Trust shall thereupon amend or otherwise reform such Instruction. In such event, the Custodian shall have no obligation to take any action in response to the Instruction initially delivered until the redelivery of an amended or reformed Instruction

           4.4 Timeliness of Instructions. In giving an Instruction, the Trust shall take into consideration delays which may occur due to the involvement of a Sub-custodian or agent, differences in time zones, and other factors particular to a given market, exchange or issuer. When the Custodian has established specific timing requirements or deadlines with respect to particular classes of Instruction, or when an Instruction is received by the Custodian at such a time that it could not reasonably be expected to have acted on such instruction due to time zone differences or other factors beyond its reasonable control, the execution of any Instruction received by the Custodian after such deadline or at such time (including any modification or revocation of a previous Instruction) shall be at the risk of the Trust.

      5. Safekeeping of Trust Assets. The Custodian shall hold Investments delivered to it or Sub-custodians for the Trust in accordance with the provisions of this Section. The Custodian shall not be responsible for (a) the safekeeping of Investments not delivered or that are not caused to be issued to it or its Sub-custodians; or, (b) pre-existing faults or defects in Investments that are delivered to the Custodian, or its Sub-custodians. The Custodian is hereby authorized to hold with itself or a Sub-custodian, and to record in one or more accounts, all Investments delivered to and accepted by the Custodian, any Sub-custodian or their respective agents pursuant to an Instruction or in consequence of any corporate action. The Custodian shall hold Investments for the account of the Trust and shall segregate Investments from assets belonging to the Custodian and shall cause its Sub-custodians to segregate Investments from assets belonging to the Sub-custodian in an account held for the Trust or in an account maintained by the Sub-custodian generally for non-proprietary assets of the Custodian.

           5.1 Use of Securities Depositories. The Custodian may deposit and maintain Investments in any Securities Depository, either directly or through one or more Sub-custodians appointed by the Custodian. Investments held in a Securities Depository shall be held (a) subject to the agreement, rules, statement of terms and conditions or other document or conditions effective between the Securities Depository and the Custodian or the Sub-custodian, as the case may be, and (b) in an account for the Trust or in bulk segregation in an account maintained for the non-proprietary assets of the entity holding such Investments in the Depository. If market practice or the rules and regulations of the Securities Depository prevent the Custodian, the Sub-custodian or (any agent of either) from holding its client assets in such a separate account, the Custodian, the Sub-custodian or other agent shall as appropriate segregate such Investments for benefit of the Trust or for benefit of clients of the Custodian generally on its own books.

           5.2 Certificated Assets. Investments which are certificated may be held in registered or bearer form: (a) in the Custodian's vault; (b) in the vault of a Sub-custodian or agent of the Custodian or a Sub-custodian; or (c) in an account maintained by the Custodian, Sub-custodian or agent at a Securities Depository; all in accordance with customary market practice in the jurisdiction in which any Investments are held.

           5.3 Registered Assets. Investments which are registered may be registered in the name of the Custodian, a Sub-custodian, or in the name of the Trust or a nominee for any of the foregoing, and may be held in any manner set forth in paragraph 5.2 above with or without any identification of fiduciary capacity in such registration.

           5.4 Book Entry Assets. Investments which are represented by book-entry may be so held in an account maintained by the Book-Entry Agent on behalf of the Custodian, a Sub-custodian or another agent of the Custodian, or a Securities Depository.

           5.5 Replacement of Lost Investments. In the event of a loss of Investments for which the Custodian is responsible under the terms of this Agreement, the Custodian shall replace such Investment, or in the event that such replacement cannot be effected, the Custodian shall pay to the Trust the fair market value of such Investment based on the last available price as of the close of business in the relevant market on the date that a claim was first made to the Custodian with respect to such loss, or, if less, such other amount as shall be agreed by the parties as the date for settlement.

      6. Administrative Duties of the Custodian. The Custodian shall perform the following administrative duties with respect to Investments of the Trust.

           6.1 Purchase of Investments. Pursuant to Instruction, Investments purchased for the account of the Trust shall be paid for (a) against delivery thereof to the Custodian or a Sub-custodian, as the case may be, either directly or through a Clearing Corporation or a Securities Depository (in accordance with the rules of such Securities Depository or such Clearing Corporation), or (b) otherwise in accordance with an Instruction, Applicable Law, generally accepted trade practices, or the terms of the instrument representing such investment.

           6.2 Sale of Investments. Pursuant to Instruction, Investments sold for the account of the Trust shall be delivered (a) against payment therefore in cash, by check or by bank wire transfer, (b) by credit to the account of the Custodian or the applicable Sub-custodian, as the case may be, with a Clearing Corporation or a Securities Depository (in accordance with the rules of such Securities Depository or such Clearing Corporation), or (c) otherwise in accordance with an Instruction, Applicable Law, generally accepted trade practices, or the terms of the instrument representing such Investment.

           6.3 Delivery in Connection with Borrowings of the Trust or other Collateral and Margin Requirements. Pursuant to Instruction, the Custodian may deliver Investments or cash of the Trust in connection with borrowings and other collateral and margin requirements.

           6.4 Futures and Options. If, pursuant to an Instruction, the Custodian shall become a party to an agreement with the Trust and a futures commission merchant regarding margin (Tri-Party Agreement), the Custodian shall (a) receive and retain, to the extent the same are provided to the Custodian, confirmations or other documents evidencing the purchase or sale by the Trust of exchange-traded futures contracts and commodity options, (b) when required by such Tri-Party Agreement, deposit and maintain in an account opened pursuant to such Agreement (Margin Account), segregated either physically or by book-entry in a Securities Depository for the benefit of any futures commission merchant, such Investments as the Trust shall have designated as initial, maintenance or variation "margin" deposits or other collateral intended to secure the Trust's performance of its obligations under the terms of any exchange-traded futures contracts and commodity options; and (c) thereafter pay, release or transfer Investments into or out of the margin account in accordance with the provisions of the such Agreement. Alternatively, the Custodian may deliver Investments, in accordance with an Instruction, to a futures commission merchant for purposes of margin requirements in accordance with Rule 17f-6 under the 1940 Act. The Custodian shall in no event be responsible for the acts and omissions of any futures commission merchant to whom Investments are delivered pursuant to this Section; for the sufficiency of Investments held in any Margin Account; or, for the performance of any terms of any exchange-traded futures contracts and commodity options.

           6.5 Contractual Obligations and Similar Investments. From time to time, the Trust's Investments may include Investments that are not ownership interests as may be represented by certificate (whether registered or bearer), by entry in a Securities Depository or by book entry agent, registrar or similar agent for recording ownership interests in the relevant Investment. If the Trust shall at any time acquire such Investments, including without limitation deposit obligations, loan participations, repurchase agreements and derivative arrangements, the Custodian shall (a) receive and retain, to the extent the same are provided to the Custodian, confirmations or other documents evidencing the arrangement; and (b) perform on the Trust's account in accordance with the terms of the applicable arrangement, but only to the extent directed to do so by Instruction. The Custodian shall have no responsibility for agreements running to the Trust as to which it is not a party other than to retain, to the extent the same are provided to the Custodian, documents or copies of documents evidencing the arrangement and, in accordance with Instruction, to include such arrangements in reports made to the Trust.

           6.6 Exchange of Securities. Unless otherwise directed by Instruction, the Custodian shall: (a) exchange securities held for the account of the Trust for other securities in connection with any reorganization, recapitalization, conversion, split-up, change of par value of shares or similar event, and (b) deposit any such securities in accordance with the terms of any reorganization or protective plan.

           6.7 Surrender of Securities. Unless otherwise directed by Instruction, the Custodian may surrender securities: (a) in temporary form for definitive securities; (b) for transfer into the name of an entity allowable under Section 5.3; and (c) for a different number of certificates or instruments representing the same number of shares or the same principal amount of indebtedness.

           6.8 Rights, Warrants, Etc. Pursuant to Instruction, the Custodian shall (a) deliver warrants, puts, calls, rights or similar securities to the issuer or trustee thereof, or to any agent of such issuer or trustee, for purposes of exercising such rights or selling such securities, and (b) deposit securities in response to any invitation for the tender thereof.

           6.9 Mandatory Corporate Actions. Unless otherwise directed by Instruction, the Custodian shall: (a) comply with the terms of all mandatory or compulsory exchanges, calls, tenders, redemptions or similar rights of securities ownership affecting securities held on the Trust's account and promptly notify the Trust of such action, and (b) collect all stock dividends, rights and other items of like nature with respect to such securities.

           6.10 Income Collection. Unless otherwise directed by Instruction, the Custodian shall collect any amount due and payable to the Trust with respect to Investments and promptly credit the amount collected to a Principal or Agency Account; provided, however, that the Custodian shall not be responsible for: (a) the collection of amounts due and payable with respect to Investments that are in default, or (b) the collection of cash or share entitlements with respect to Investments that are not registered in the name of the Custodian or its Sub-custodians. The Custodian is hereby authorized to endorse and deliver any instrument required to be so endorsed and delivered to effect collection of any amount due and payable to the Trust with respect to Investments.

           6.11 Ownership Certificates and Disclosure of the Trust's Interest. The Custodian is hereby authorized to execute on behalf of the Trust ownership certificates, affidavits or other disclosure required under Applicable Law or established market practice in connection with the receipt of income, capital gains or other payments by the Trust with respect to Investments, or in connection with the sale, purchase or ownership of Investments.

           6.12 Proxy Materials. The Custodian shall deliver, or cause to be delivered, to the Trust proxy forms, notices of meeting, and any other notices or announcements materially affecting or relating to Investments received by the Custodian or any nominee.

           6.13 Taxes. The Custodian shall, where applicable, assist the Trust in the reclamation of taxes withheld on dividends and interest payments received by the Trust. In the performance of its duties with respect to tax withholding and reclamation, the Custodian shall be entitled to rely on the advice of counsel and upon information and advice regarding the Trust's tax status that is received from or on behalf of the Trust without duty of separate inquiry.

           6.14 Other Dealings. The Custodian shall otherwise act as directed by Instruction, including without limitation effecting the free payments of moneys or the free delivery of securities, provided that such Instruction shall indicate the purpose of such payment or delivery and that the Custodian shall record the party to whom such payment or delivery is made.

      The Custodian shall attend to all non-discretionary details in connection with the sale or purchase or other administration of Investments, except as otherwise directed by an Instruction, and may make payments to itself or others for minor expenses of administering Investments under this Agreement; provided that the Trust shall have the right to request an accounting with respect to such expenses.

      In fulfilling the duties set forth in Sections 6.6 through 6.10 above, the Custodian shall provide to the Trust all material information pertaining to a corporate action which the Custodian actually receives; provided that the Custodian shall not be responsible for the completeness or accuracy of such information. Any advance credit of cash or shares expected to be received as a result of any corporate action shall be subject to actual collection and may, when the Custodian deems collection unlikely, be reversed by the Custodian.

      The Custodian may at any time or times in its discretion appoint (and may at any time remove) agents (other than Sub-custodians) to carry out some or all of the administrative provisions of this Agreement (Agents), provided, however, that the appointment of such agent shall not relieve the Custodian of its administrative obligations under this Agreement. 7. Cash Accounts, Deposits and Money Movements. Subject to the terms and conditions set forth in this Section 7, the Trust hereby authorizes the Custodian to open and maintain, with itself or with Sub-custodians, cash accounts in United States Dollars, in such other currencies as are the currencies of the countries in which the Trust maintains Investments or in such other currencies as the Trust shall from time to time request by Instruction.

           7.1 Types of Cash Accounts. Cash accounts opened on the books of the Custodian (Principal Accounts) shall be opened in the name of the Trust. Such accounts collectively shall be a deposit obligation of the Custodian and shall be subject to the terms of this Section 7 and the general liability provisions contained in Section 9. Cash accounts opened on the books of a Sub-custodian may be opened in the name of the Trust or the Custodian or in the name of the Custodian for its customers generally (Agency Accounts). Such deposits shall be obligations of the Sub-custodian and shall be treated as an Investment of the Trust. Accordingly, the Custodian shall be responsible for exercising reasonable care in the administration of such accounts but shall not be liable for their repayment in the event such Sub-custodian, by reason of its bankruptcy, insolvency or otherwise, fails to make repayment.

           7.2 Payments and Credits with Respect to the Cash Accounts. The Custodian shall make payments from or deposits to any of said accounts in the course of carrying out its administrative duties, including but not limited to income collection with respect to the Trust's Investments, and otherwise in accordance with Instructions. The Custodian and its Sub-custodians shall be required to credit amounts to the cash accounts only when moneys are actually received in cleared Trusts in accordance with banking practice in the country and currency of deposit. Any credit made to any Principal or Agency Account before actual receipt of cleared Trusts shall be provisional and may be reversed by the Custodian in the event such payment is not actually collected. Unless otherwise specifically agreed in writing by the Custodian or any Sub-custodian, all deposits shall be payable only at the branch of the Custodian or Sub-custodian where the deposit is made or carried.

           7.3 Currency and Related Risks. The Trust bears risks of holding or transacting in any currency. The Custodian shall not be liable for any loss or damage arising from the applicability of any law or regulation now or hereafter in effect, or from the occurrence of any event, which may delay or affect the transferability, convertibility or availability of any currency in the country (a) in which such Principal or Agency Accounts are maintained or (b) in which such currency is issued, and in no event shall the Custodian be obligated to make payment of a deposit denominated in a currency during the period during which its transferability, convertibility or availability has been affected by any such law, regulation or event. Without limiting the generality of the foregoing, neither the Custodian nor any Sub-custodian shall be required to repay any deposit made at a foreign branch of either the Custodian or Sub-custodian if such branch cannot repay the deposit due to a cause for which the Custodian would not be responsible in accordance with the terms of Section 9 of this Agreement unless the Custodian or such Sub-custodian expressly agrees in writing to repay the deposit under such circumstances. All currency transactions in any account opened pursuant to this Agreement are subject to exchange control regulations of the United States and of the country where such currency is the lawful currency or where the account is maintained. Any taxes, costs, charges or fees imposed on the convertibility of a currency held by the Trust shall be for the account of the Trust.

           7.4 Foreign Exchange Transactions. The Custodian shall, subject to the terms of this Section, settle foreign exchange transactions (including contracts, futures, options and options on futures) on behalf and for the account of the Trust with such currency brokers or banking institutions, including Sub-custodians, as the Trust may direct pursuant to Instructions. The Custodian may act as principal in any foreign exchange transaction with the Trust in accordance with Section 7.4.2 of this Agreement. The obligations of the Custodian in respect of all foreign exchange transactions (whether or not the Custodian shall act as principal in such transaction) shall be contingent on the free, unencumbered transferability of the currency transacted on the actual settlement date of the transaction.

                7.4.1 Third Party Foreign Exchange Transactions. The Custodian shall process foreign exchange transactions (including without limitation contracts, futures, options, and options on futures), where any third party acts as principal counterparty to the Trust on the same basis it performs duties as agent for the Trust with respect to any other of the Trust's Investments. Accordingly the Custodian shall only be responsible for delivering or receiving currency on behalf of the Trust in respect of such contracts pursuant to Instructions. The Custodian shall not be responsible for the failure of any counterparty (including any Sub-custodian) in such agency transaction to perform its obligations thereunder. The Custodian (a) shall transmit cash and Instructions to and from the currency broker or banking institution with which a foreign exchange contract or option has been executed pursuant hereto, (b) may make free outgoing payments of cash in the form of United States Dollars or foreign currency without receiving confirmation of a foreign exchange contract or option or confirmation that the countervalue currency completing the foreign exchange contract has been delivered or received or that the option has been delivered or received, and (c) shall hold all confirmations, certificates and other documents and agreements received by the Custodian and evidencing or relating to such foreign exchange transactions in safekeeping. The Trust accepts full responsibility for its use of third-party foreign exchange dealers and for execution of said foreign exchange contracts and options and understands that the Trust shall be responsible for any and all costs and interest charges which may be incurred by the Trust or the Custodian as a result of the failure or delay of third parties to deliver foreign exchange.

                7.4.2 Foreign Exchange with the Custodian as Principal. The Custodian may undertake foreign exchange transactions with the Trust as principal as the Custodian and the Trust may agree from time to time. In such event, the foreign exchange transaction will be performed in accordance with the particular agreement of the parties, or in the event a principal foreign exchange transaction is initiated by Instruction in the absence of specific agreement, such transaction will be performed in accordance with the usual commercial terms of the Custodian.

           7.5 Delays. If no event of Force Majeure shall have occurred and be continuing and in the event that a delay shall have been caused by the negligence or willful misconduct of the Custodian in carrying out an Instruction to credit or transfer cash, the Custodian shall be liable to the Trust: (a) with respect to Principal Accounts, for interest to be calculated at the rate customarily paid on such deposit and currency by the Custodian on overnight deposits at the time the delay occurs for the period from the day when the transfer should have been effected until the day it is in fact effected; and, (b) with respect to Agency Accounts, for interest to be calculated at the rate customarily paid on such deposit and currency by the Sub-custodian on overnight deposits at the time the delay occurs for the period from the day when the transfer should have been effected until the day it is in fact effected. The Custodian shall not be liable for delays in carrying out such Instructions to transfer cash which are not due to the Custodian's own negligence or willful misconduct.

           7.6 Advances. If, for any reason in the conduct of its safekeeping duties pursuant to Section 5 hereof or its administration of the Trust's assets pursuant to Section 6 hereof, the Custodian or any Sub-custodian advances monies to facilitate settlement or otherwise for benefit of the Trust (whether or not any Principal or Agency Account shall be overdrawn either during, or at the end of, any Business Day), the Trust hereby does:

                7.6.1acknowledge that the Trust shall have no right or title to any Investments purchased with such Advance save a right to receive such Investments upon: (a) the debit of the Principal or Agency Account; or, (b) if such debit would produce an overdraft in such account, other reimbursement of the associated Advance;

                7.6.2grant to the Custodian a security interest in all Investments; and,

                7.6.3agree that the Custodian may secure the resulting Advance by perfecting a security interest in all Investments under Applicable Law.

      Neither the Custodian nor any Sub-custodian shall be obligated to advance monies to the Trust, and in the event that such Advance occurs, any transaction giving rise to an Advance shall be for the account and risk of the Trust and shall not be deemed to be a transaction undertaken by the Custodian for its own account and risk. If such Advance shall have been made by a Sub-custodian or any other person, the Custodian may assign the security interest and any other rights granted to the Custodian hereunder to such Sub-custodian or other person. If the Trust shall fail to repay when due the principal balance of an Advance and accrued and unpaid interest thereon, the Custodian or its assignee, as the case may be, shall be entitled to utilize the available cash balance in any Agency or Principal Account and to dispose of any Investments to the extent necessary to recover payment of all principal of, and interest on, such Advance in full. The Custodian may assign any rights it has hereunder to a Sub-custodian or third party. Any security interest in Investments taken hereunder shall be treated as financial assets credited to securities accounts under Articles 8 and 9 of the Uniform Commercial Code as currently in effect in New York. Accordingly, the Custodian shall have the rights and benefits of a secured creditor that is a securities intermediary under such Articles 8 and 9.

           7.7 Integrated Account. For purposes hereof, deposits maintained in all Principal Accounts (whether or not denominated in United States Dollars) shall collectively constitute a single and indivisible current account with respect to the Trust's obligations to the Custodian, or its assignee, and balances in such Principal Accounts shall be available for satisfaction of the Trust's obligations under this Section 7. The Custodian shall further have a right of offset against the balances in any Agency Account maintained hereunder to the extent that the aggregate of all Principal Accounts is overdrawn.

      8. Sub-custodians and Securities Depositories. Subject to the provisions hereinafter set forth in this Section 8, the Trust hereby authorizes the Custodian to utilize Securities Depositories to act on behalf of the Trust and to appoint from time to time and to utilize Sub-custodians. With respect to securities and Trusts held by a Sub-custodian, either directly or indirectly (including by a Securities Depository or Clearing Corporation), notwithstanding any provisions of this Agreement to the contrary, payment for securities purchased and delivery of securities sold may be made prior to receipt of securities or payment, respectively, and securities or payment may be received in a form, in accordance with (a) governmental regulations, (b) rules of Securities Depositories and clearing agencies, (c) generally accepted trade practice in the applicable local market, (d) the terms and characteristics of the particular Investment, or (e) the terms of Instructions.

           8.1 Domestic Sub-custodians and Securities Depositories. The Custodian may deposit and/or maintain, either directly or through one or more agents appointed by the Custodian, Investments of the Trust in any Securities Depository in the United States, including The Depository Trust Company, provided such Depository meets applicable requirements of the Federal Reserve Bank or of the Securities and Exchange Commission. The Custodian may, at any time and from time to time, appoint any bank as defined in Section 2(a)(5) of the 1940 Act meeting the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act on behalf of the Trust as a Sub-custodian for purposes of holding Investments of the Trust in the United States.

           8.2 Foreign Sub-custodians and Securities Depositories. The Custodian may deposit and/or maintain non-U.S. Investments of the Trust in any non-U.S. Securities Depository provided such Securities Depository meets the requirements of an "eligible foreign custodian" under Rule 17f-5 promulgated under the 1940 Act, or any successor rule or regulation ("Rule 17f-5") or which by order of the Securities and Exchange Commission is exempted therefrom. Additionally, the Custodian may, at any time and from time to time, appoint (a) any bank, trust company or other entity meeting the requirements of an Eligible Foreign Custodian under Rule 17f-5 or which by order of the Securities and Exchange Commission is exempted therefrom, or (b) any bank as defined in Section 2(a)(5) of the 1940 Act meeting the requirements of a custodian under Section 17(f) of the 1940 Act and the rules and regulations thereunder, to act on behalf of the Trust as a Sub-custodian for purposes of holding Investments of the Trust outside the United States. Such appointment of foreign Sub-custodians shall be subject to approval of the Trust in accordance with Subsections
      8.2.1 and 8.2.2.

                8.2.1 Board Approval of Foreign Sub-custodians. Unless and except to the extent that review of certain matters concerning the appointment of Sub-custodians shall have been delegated to the Custodian pursuant to Subsection 8.2.2, the Custodian shall, prior to the appointment of any Sub-custodian for purposes of holding Investments of the Trust outside the United States, obtain written confirmation of the approval of the Board of Trustees or Directors of the Trust with respect to (a) the identity of a Sub-custodian, (b) the country or countries in which, and the Securities Depositories, if any, through which, any proposed Sub-custodian is authorized to hold Investments of the Trust, and (c) the Sub-custodian agreement which shall govern such appointment. Each such duly approved country, Sub-custodian and Securities Depository shall be listed on Appendix A attached hereto as the same may from time to time be amended.

                8.2.2 Delegation of Board Review of Sub-custodians. From time to time, the Custodian may offer to perform, and the Trust may accept to perform, that the Custodian perform certain reviews of Sub-custodians and of Sub-custodian Contracts as delegate of the Trust's Board. Any such duties shall be established by separate agreement.

           8.3 Responsibility for Sub-custodians. Except as set forth in the following sentence, the Custodian shall be liable to the Trust for any loss or damage to the Trust caused by or resulting from the acts or omissions of any Sub-custodian to the extent that such acts or omissions would be deemed to be negligence, gross negligence or willful misconduct in accordance with the terms of the relevant Sub-custodian agreement under the laws, circumstances and practices prevailing in the place where the act or omission occurred. In the countries indicated in Exhibit [ ] to this Agreement, the liability of the Custodian shall be subject to the additional condition that the Custodian actually recovers such loss or damage from the Sub-custodian and shall be limited to the amount of such recovery.

           8.4 New Countries. The Trust shall be responsible for informing the Custodian sufficiently in advance of a proposed investment which is to be held in a country in which no Sub-custodian is authorized to act in order that the Custodian shall, if it deems appropriate to do so, have sufficient time to establish a subcustodial arrangement in accordance herewith. In the event, however, the Custodian is unable to establish such arrangements prior to the time such investment is to be acquired, the Custodian is authorized to designate at its discretion a local safekeeping agent, and the use of such local safekeeping agent shall be at the sole risk of the Trust, and accordingly the Custodian shall be responsible to the Trust for the actions of such agent if and only to the extent the Custodian shall have recovered from such agent for any damages caused the Trust by such agent.

      9. Responsibility of the Custodian. In performing its duties and obligations hereunder, the Custodian shall use reasonable care under the facts and circumstances prevailing in the market where performance is effected. Subject to the specific provisions of this Section, the Custodian shall be liable for any direct damage incurred by the Trust in consequence of the Custodian's negligence, bad faith or willful misconduct. In no event shall the Custodian be liable hereunder for any special, indirect, punitive or consequential damages arising out of, pursuant to or in connection with this Agreement even if the Custodian has been advised of the possibility of such damages. It is agreed that the Custodian shall have no duty to assess the risks inherent in the Trust's Investments or to provide investment advice with respect to such Investments and that the Trust as principal shall bear any risks attendant to particular Investments such as failure of counterparty or issuer.

           9.1 Limitations of Performance. The Custodian shall not be responsible under this Agreement for any failure to perform its duties, and shall not liable hereunder for any loss or damage in association with such failure to perform, for or in consequence of the following causes:

                9.1.1 Force Majeure. Force Majeure shall mean any circumstance or event which is beyond the reasonable control of the Custodian, a Sub-custodian or any agent of the Custodian or a Sub-custodian and which adversely affects the performance by the Custodian of its obligations hereunder, by the Sub-custodian of its obligations under its Subcustody Agreement or by any other agent of the Custodian or the Sub-custodian, including any event caused by, arising out of or involving (a) an act of God, (b) accident, fire, water damage or explosion, (c) any computer, system or other equipment failure or malfunction caused by any computer virus or the malfunction or failure of any communications medium, (d) any interruption of the power supply or other utility service, (e) any strike or other work stoppage, whether partial or total, (f) any delay or disruption resulting from or reflecting the occurrence of any Sovereign Risk,
           (g) any disruption of, or suspension of trading in, the securities, commodities or foreign exchange markets, whether or not resulting from or reflecting the occurrence of any Sovereign Risk,
           (h) any encumbrance on the transferability of a currency or a currency position on the actual settlement date of a foreign exchange transaction, whether or not resulting from or reflecting the occurrence of any Sovereign Risk, or (i) any other cause similarly beyond the reasonable control of the Custodian.

                9.1.2 Country Risk. Country Risk shall mean, with respect to the acquisition, ownership, settlement or custody of Investments in a jurisdiction, all risks relating to, or arising in consequence of, systemic and market factors affecting the acquisition, payment for or ownership of Investments including (a) the prevalence of crime and corruption, (b) the inaccuracy or unreliability of business and financial information, (c) the instability or volatility of banking and financial systems, or the absence or inadequacy of an infrastructure to support such systems, (d) custody and settlement infrastructure of the market in which such Investments are transacted and held, (e) the acts, omissions and operation of any Securities Depository, (f) the risk of the bankruptcy or insolvency of banking agents, counterparties to cash and securities transactions, registrars or transfer agents, and (g) the existence of market conditions which prevent the orderly execution or settlement of transactions or which affect the value of assets.

                9.1.3 Sovereign Risk. Sovereign Risk shall mean, in respect of any jurisdiction, including the United States of America, where Investments is acquired or held hereunder or under a Subcustody Agreement, (a) any act of war, terrorism, riot, insurrection or civil commotion, (b) the imposition of any investment, repatriation or exchange control restrictions by any Governmental Authority, (c) the confiscation, expropriation or nationalization of any Investments by any Governmental Authority, whether de facto or de jure, (iv) any devaluation or revaluation of the currency, (d) the imposition of taxes, levies or other charges affecting Investments, (vi) any change in the Applicable Law, or (e) any other economic or political risk incurred or experienced.

           9.2. Limitations on Liability. The Custodian shall not be liable for any loss, claim, damage or other liability arising from the following causes:

                9.2.1 Failure of Third Parties. The failure of any third party including: (a) any issuer of Investments or book-entry or other agent of any issuer; (b) any counterparty with respect to any Investment, including any issuer of exchange-traded or other futures, option, derivative or commodities contract; (c) failure of an Investment Advisor, Foreign Custody Manager or other agent of the Trust; or (d) failure of other third parties similarly beyond the control or choice of the Custodian.

                9.2.2 Information Sources. The Custodian may rely upon information received from issuers of Investments or agents of such issuers, information received from Sub-custodians and from other commercially reasonable sources such as commercial data bases and the like, but shall not be responsible for specific inaccuracies in such information, provided that the Custodian has relied upon such information in good faith, or for the failure of any commercially reasonable information provider.

                9.2.3 Reliance on Instruction. Action by the Custodian or the Sub-custodian in accordance with an Instruction, even when such action conflicts with, or is contrary to any provision of, the Trust's declaration of trust, certificate of incorporation or by-laws, Applicable Law, or actions by the trustees, directors or shareholders of the Trust.

                9.2.4 Restricted Securities. The limitations inherent in the rights, transferability or similar investment characteristics of a given Investment of the Trust.

      10. Indemnification. The Trust hereby indemnifies the Custodian and each Sub-custodian, and their respective agents, nominees and their partners, employees, officers and directors, and agrees to hold each of them harmless from and against all claims and liabilities, including counsel fees and taxes, incurred or assessed against any of them in connection with the performance of this Agreement and any Instruction. If a Sub-custodian or any other person indemnified under the preceding sentence, gives written notice of claim to the Custodian, the Custodian shall promptly give written notice to the Trust. Not more than thirty days following the date of such notice, unless the Custodian shall be liable under Section 8 hereof in respect of such claim, the Trust will pay the amount of such claim or reimburse the Custodian for any payment made by the Custodian in respect thereof.

      11.  Reports and Records.  The Custodian shall:

           11.1 create and maintain records relating to the performance of its obligations under this Agreement;

           11.2 make available to the Trust, its auditors, agents and employees, during regular business hours of the Custodian, upon reasonable request and during normal business hours of the Custodian, all records maintained by the Custodian pursuant to paragraph (a) above, subject, however, to all reasonable security requirements of the Custodian then applicable to the records of its custody customers generally; and

           11.3 make available to the Trust all electronic reports; it being understood that the Custodian shall not be liable hereunder for the inaccuracy or incompleteness thereof or for errors in any information included therein.

      The Trust shall examine all records, howsoever produced or transmitted, promptly upon receipt thereof and notify the Custodian promptly of any discrepancy or error therein. Unless the Trust delivers written notice of any such discrepancy or error within a reasonable time after its receipt thereof, such records shall be deemed to be true and accurate. It is understood that the Custodian now obtains and will in the future obtain information on the value of assets from outside sources which may be utilized in certain reports made available to the Trust. The Custodian deems such sources to be reliable but it is acknowledged and agreed that the Custodian does not verify nor represent nor warrant as to the accuracy or completeness of such information and accordingly shall be without liability in selecting and using such sources and furnishing such information.

      12.  Miscellaneous.

           12.1 Proxies, etc. The Trust will promptly execute and deliver, upon request, such proxies, powers of attorney or other instruments as may be necessary or desirable for the Custodian to provide, or to cause any Sub-custodian to provide, custody services.

           12.2 Entire Agreement. Except as specifically provided herein, this Agreement constitutes the entire agreement between the Trust and the Custodian with respect to the subject matter hereof. Accordingly, this Agreement supersedes any custody agreement or other oral or written agreements heretofore in effect between the Trust and the Custodian with respect to the custody of the Trust's Investments.

           12.3 Waiver and Amendment. No provision of this Agreement may be waived, amended or modified, and no addendum to this Agreement shall be or become effective, or be waived, amended or modified, except by an instrument in writing executed by the party against which enforcement of such waiver, amendment or modification is sought; provided, however, that an Instruction shall, whether or not such Instruction shall constitute a waiver, amendment or modification for purposes hereof, shall be deemed to have been accepted by the Custodian when it commences actions pursuant thereto or in accordance therewith.

           12.4 GOVERNING LAW AND JURISDICTION. THIS AGREEMENT SHALL BE CONSTRUED IN ACCORDANCE WITH, AND BE GOVERNED BY THE LAWS OF, THE STATE OF NEW YORK, WITHOUT GIVING EFFECT TO THE LAWS OF CONFLICT OF SUCH STATE. THE PARTIES HERETO IRREVOCABLY CONSENT TO THE EXCLUSIVE JURISDICTION OF THE COURTS OF THE STATE OF NEW YORK AND THE FEDERAL COURTS LOCATED IN NEW YORK CITY IN THE BOROUGH OF MANHATTAN.

           12.5 Notices. Notices and other writings contemplated by this Agreement, other than Instructions, shall be delivered (a) by hand, (b) by first class registered or certified mail, postage prepaid, return receipt requested, (c) by a nationally recognized overnight courier or (d) by facsimile transmission, provided that any notice or other writing sent by facsimile transmission shall also be mailed, postage prepaid, to the party to whom such notice is addressed. All such notices shall be addressed, as follows:

           If to the Trust:

           The World Insurance Trust
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

           Attn:  John Pasco, III

           Telephone:(800) xxx-xxxx
           Facsimile:(804) 285-8251

           If to the Custodian:

           Brown Brothers Harriman & Co.
           40 Water Street
           Boston, Massachusetts 02109

           Attn:  Manager, Securities Department

           Telephone:(617) 772-1818
           Facsimile:(617) 772-2263

or such other address as the Trust or the Custodian may from time to time designate in writing to the other.

           12.6 Headings. Paragraph headings included herein are for convenience of reference only and shall not modify, define, expand or limit any of the terms or provisions hereof.

           12.7 Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. This Agreement shall become effective when one or more counterparts have been signed and delivered by the Trust and the Custodian.

           12.8 Confidentiality. The parties hereto agree that each shall treat confidentially the terms and conditions of this Agreement and all information provided by each party to the other regarding its business and operations. All confidential information provided by a party hereto shall be used by any other party hereto solely for the purpose of rendering or obtaining services pursuant to this Agreement and, except as may be required in carrying out this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any information that is publicly available when provided or thereafter becomes publicly available other than through a breach of this Agreement, or that is required to be disclosed by or to any bank examiner of the Custodian or any Sub-custodian, any regulatory authority, any auditor of the parties hereto, or by judicial or administrative process or otherwise by Applicable Law.

      13.  Definitions.   The following defined terms will have the
respective  meanings set forth below.

           13.1 Advance shall mean any extension of credit by or through the Custodian or by or through any Sub-custodian and shall include amounts paid to third parties for account of the Trust or in discharge of any expense, tax or other item payable by the Trust.

           13.2 Agency Account shall mean any deposit account opened on the books of a Sub-custodian or other banking institution in accordance with
      Section 7.1.

           13.3 Agent shall have the meaning set forth in the last system of
      Section 6.

           13.4 Applicable Law shall mean with respect to each jurisdiction, all
      (a) laws, statutes, treaties, regulations, guidelines (or their equivalents); (b) orders, interpretations licenses and permits; and (c) judgments, decrees, injunctions writs, orders and similar actions by a court of competent jurisdiction; compliance with which is required or customarily observed in such jurisdiction.

           13.5 Authorized Person shall mean any person or entity authorized to give Instructions on behalf of the Trust in accordance with Section 4.1.

           13.6 Book-entry Agent shall mean an entity acting as agent for the issuer of Investments for purposes of recording ownership or similar entitlement to Investments, including without limitation a transfer agent or registrar.

           13.7 Clearing Corporation shall mean any entity or system establishedfor purposes of providing securities settlement and movement and associated functions for a given market.

           13.8 Delegation Agreement shall mean any separate agreement entered into between the Custodian and the Trust or its authorized representative with respect to certain matters concerning the appointment and administration of Sub-custodians delegated to the Custodian pursuant to Rule 17f-5.

           13.9 Foreign Custody Manager shall mean the Trust's foreign custody manager appointed pursuant to Rule 17f-5 of the 1940 Act.

           13.10 Trusts Transfer Services Agreement shall mean any separate agreement entered into between the Custodian and the Trust or its authorized representative with respect to certain matters concerning the processing of payment orders from Principal Accounts of the Trust.

           13.11 Instruction(s) shall have the meaning assigned in Section 4.

           13.12 Investment Advisor shall mean any person or entity who is an Authorized Person to give Instructions with respect to the investment and reinvestment of the Trust's Investments.

           13.13 Investments shall mean any investment asset of the Trust, including without limitation securities, bonds, notes, and debentures as well as receivables, derivatives, contractual rights or entitlements and other intangible assets.

           13.14 Margin Account shall have the meaning set forth in Section 6.4 hereof.

           13.15 Principal Account shall mean deposit accounts of the Trust carried on the books of BBH&Co. as principal in accordance with Section 7.

           13.16S afekeeping Account shall mean an account established on the books of the Custodian or any Sub-custodian for purposes of segregating the interests of the Trust (or clients of the Custodian or Sub-custodian) from the assets of the Custodian or any Sub-custodian.

           13.17 Securities Depository shall mean a central or book entry system or agency established under Applicable Law for purposes of recording the ownership and/or entitlement to investment securities for a given market.

           13.18 Sub-custodian shall mean each foreign bank appointed by the Custodian pursuant to Section 8, but shall not include Securities Depositories.

           13.19 Tri-Party Agreement shall have the meaning set forth in Section
      6.4 hereof.

           13.20 1940 Act shall mean the Investment Company Act of 1940, as amended.

      14. Compensation. The Trust agrees to pay to the Custodian (a) a fee in an amount set forth in the fee letter between the Trust and the Custodian in effect on the date hereof or as amended from time to time, and (b) all out-of-pocket expenses incurred by the Custodian, including the fees and expenses of all Sub-custodians, and payable from time to time. Amounts payable by the Trust under and pursuant to this Section 14 shall be payable by wire transfer to the Custodian at BBH&Co. in New York, New York.

      15. Termination. This Agreement may be terminated by either party in accordance with the provisions of this Section. The provisions of this Agreement and any other rights or obligations incurred or accrued by any party hereto prior to termination of this Agreement shall survive any termination of this Agreement.

           15.1 Notice and Effect. This Agreement may be terminated by either party by written notice effective no sooner than seventy-five days following the date that notice to such effect shall be delivered to other party at its address set forth in paragraph 12.5 hereof.

           15.2 Successor Custodian. In the event of the appointment of a successor custodian, it is agreed that the Investments of the Trust held by the Custodian or any Sub-custodian shall be delivered to the successor custodian in accordance with reasonable Instructions. The Custodian agrees to cooperate with the Trust in the execution of documents and performance of other actions necessary or desirable in order to facilitate the succession of the new custodian. If no successor custodian shall be appointed, the Custodian shall in like manner transfer the Trust's Investments in accordance with Instructions.

           15.3 Delayed Succession. If no Instruction has been given as of the effective date of termination, Custodian may at any time on or after such termination date and upon ten days written notice to the Trust either (a) deliver the Investments of the Trust held hereunder to the Trust at the address designated for receipt of notices hereunder; or (b) deliver any investments held hereunder to a bank or trust company having a capitalization of $2 million United States Dollars equivalent and operating under the Applicable law of the jurisdiction where such Investments are located, such delivery to be at the risk of the Trust. In the event that Investments or moneys of the Trust remain in the custody of the Custodian or its Sub-custodians after the date of termination owing to the failure of the Trust to issue Instructions with respect to their disposition or owing to the fact that such disposition could not be accomplished in accordance with such Instructions despite diligent efforts of the Custodian, the Custodian shall be entitled to compensation for its services with respect to such Investments and moneys during such period as the Custodian or its Sub-custodians retain possession of such items and the provisions of this Agreement shall remain in full force and effect until disposition in accordance with this Section is accomplished.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed as of the date first above written.

         THE WORLD INSURANCE TRUST



         By:_______________________________



         By: BROWN BROTHERS  HARRIMAN & CO.



         By: ________________________________

                                   APPENDIX A



CSI Equity Portfolio

                                                               EXHIBIT 23(h)(1)
                                    FORM OF

                        ADMINISTRATIVE SERVICES AGREEMENT

      Administrative Services Agreement (the "Agreement") dated ______________, 2002 by and between THE WORLD INSURANCE TRUST (the "Trust"), a diversified, open-end management investment company, duly organized as a business trust in accordance with the laws of the State of Delaware and COMMONWEALTH SHAREHOLDER SERVICES, INC. ("CSS"), a corporation duly organized as a corporation in accordance with the laws of the Commonwealth of Virginia.

                               WITNESSETH THAT:

      WHEREAS, the Trust desires to appoint CSS as its Administrative Services Agent, for and on behalf of the currently existing series of the Trust (the "Series") and any additional series of the Trust as may from time to time be created and designated by the Trust and which become subject to this Agreement by the mutual consent of the parties hereto, to perform certain recordkeeping and shareholder servicing functions required of a duly registered investment company to comply with certain provisions of federal, state and local law, rules and regulations, and, as is required, to assist the Trust in preparing and filing certain financial reports, and further to perform certain daily functions in connection with on-going operations of the Trust and the Series, and provide ministerial services to implement the investment decisions of the Trust and the investment adviser of the Series, CSI Capital Management (the "Adviser"); and

      WHEREAS, CSS is willing to perform such functions upon the terms and conditions herein set forth;

      NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto, intending to be legally bound, agree as follows:

      Section 1. CSS shall examine and review all records and documents of the Series pertaining to its duties under this Agreement in order to determine and/or recommend how such records and documents shall be maintained.

      Section 2. CSS shall, as necessary for such purposes, advise the Trust and its agents of the information which is deemed to be "necessary" for the performance of its duties under this Agreement, and upon receipt of necessary information and Written or Oral Instructions from the Trust, shall maintain and keep current such shareholder relations records.

      Unless the information necessary to perform the above functions is furnished in writing to CSS by the Trust or its agents (such as Custodians, Transfer Agents, etc.), CSS shall incur no liability and the Trust shall indemnify and hold harmless CSS from and against any liability arising from any discrepancy in the information received by CSS and used in the performance by CSS of its duties.

      It shall be the responsibility of the Trust to furnish CSS with the net asset value per share, declaration, record and payment dates and amounts of any dividends or income and any other special actions required concerning each of its securities.

      CSS shall maintain such shareholder records above mentioned as required by regulation and as agreed upon between the Trust and CSS.

      Section 3. The Trust shall confirm to the Trust's Transfer Agent all purchases and redemptions of shares of the Series effected through the Trust or its distributor, as and when such orders are accepted by the Trust or an authorized agent of the Trust designated for that purpose. CSS shall receive from the Trust's Transfer Agent daily reports of share purchases, redemptions, and total shares outstanding, and shall be accountable for the information contained in such reports of purchases and redemptions when received. It is agreed by the parties that the net asset value per share of the Trust will be calculated in accordance with Rule 22c-l under the Investment Company Act of 1940, as amended (the "1940 Act"), and as otherwise directed by the Board of Trustees of the Trust.

      CSS shall reconcile its records of outstanding shares and shareholder accounts with the Trust's Transfer Agent periodically, and not less frequently than monthly.

      Section 4. CSS shall provide assistance to the Trust in the servicing of shareholder accounts, which may include telephone and written conversations, assistance in redemptions, exchanges, transfers and opening accounts as may be required from time to time. CSS shall, in addition, provide such additional administrative non-advisory management services as CSS and the Trust may from time to time agree.

      Section 5. The accounts and records maintained by CSS shall be the property of the Trust, and shall be made available to the Trust, within a reasonable period of time, upon demand. CSS shall assist the Trust's independent auditors, or any other person authorized by the Trust or, upon demand, any regulatory body as authorized by law or regulation, in any requested review of the Trust's accounts and records but shall be reimbursed for all reasonable and documented expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from the Trust of any necessary information, CSS shall assist the Trust in organizing necessary data for the Trust's completion of any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Trust and CSS shall agree upon from time to time.

      Section 6. CSS and the Trust may from time to time adopt procedures they agree upon, and, absent knowledge to the contrary, CSS may conclusively assume that any procedure approved by the Trust or directed by the Trust, does not conflict with or violate any requirements of Trust's Prospectus(es), Certificate of Trust, By-Laws, registration statements, orders, or any rule or regulation of any regulatory body or governmental agency. The Trust (acting through its officers or other agents) shall be responsible for notifying CSS of any changes in regulations or rules which might necessitate changes in the Trust's procedures.

      Section 7. CSS may rely upon the advice of the Trust and upon statements of the Trust's lawyers, accountants and other persons believed by it in good faith to be expert in matters upon which they are consulted, and CSS shall not be liable for any actions taken in good faith upon such statements.

      Section 8. CSS shall not be liable for any actions taken in good faith reliance upon any authorized Oral Instructions, any Written Instructions and certified copy of any resolution of the Board of Trustees of the Trust or any other document reasonably believed by CSS to be genuine and to have been executed or signed by the proper person or persons.

      CSS shall not be held to have notice of any change of authority of any officer, employee or agent of the Trust until receipt of notification thereof by the Trust.

      The Trust shall indemnify and hold CSS harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of any information provided to CSS by the Trust, or the failure of the Trust to provide any information needed by CSS knowledgeably to perform its functions hereunder. Also, the Trust shall indemnify and hold harmless CSS from all claims and liabilities (including reasonable documented expenses for legal counsel) incurred by or assessed against CSS in connection with the performance of this Agreement, except such as may arise from CSS's own negligent action, omission or willful misconduct; provided, however, that before confessing any claim against it, CSS shall give the Trust reasonable opportunity to defend against such claim in the name of the Trust or CSS or both.

      Section 9. The Trust agrees to pay CSS compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Trust's Board of Trustees and CSS.

      Section 10. Except as required by laws and regulations governing investment companies, nothing contained in this Agreement is intended to or shall require CSS, in any capacity hereunder, to perform any functions or duties on any holiday or other day of special observance on which CSS is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the Trust and CSS are open. CSS will be open for business on days when the Trust is open for business and/or as otherwise set forth in the Trust's Prospectus(es) and Statement(s) of Additional Information.

      Section 11. Either the Trust or CSS may give written notice to the other of the termination of this Agreement, such termination to take effect at the time specified in the notice, which time shall be not less than sixty (60) days from the giving of such notice. Such termination shall be without penalty.

      Section 12. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that Oral Instructions may be given if authorized by the Board of the Trust and preceded by a certificate from the Trust's Secretary so attesting.

      Notices to the Trust shall be directed to:

           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

      Notices to CSS shall be directed to:

           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

      Section 13. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      Section 14. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of CSS, or by CSS without the written consent of the Trust, authorized or approved by a resolution of its Board of Trustees.

      Section 15. For purposes of this Agreement, the terms Oral Instructions and Written Instructions shall mean:
      Oral Instructions: The term Oral Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in person or by telephone, telegram, telecopy, or other mechanical or documentary means lacking a signature, by a person or persons believed in good faith by CSS to be a person or persons authorized by a resolution of the Board of Trustees of the Trust, to give Oral Instructions on behalf of the Trust.

      Written Instructions: The term Written Instruction shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to CSS in original writing containing original signatures or a copy of such document transmitted by telecopy including transmission of such signature believed in good faith by CSS to be the signature of a person authorized by a resolution of the Board of Trustees of the Trust to give Written Instructions on behalf of the Trust.

      The Trust shall file with CSS a certified copy of each resolution of its Board of Trustees authorizing execution of Written Instructions or the transmittal of Oral Instructions as provided above.

      Section 16. This Agreement shall be governed by the laws of the State of Virginia.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

                       THE WORLD INSURANCE TRUST



                       By: _______________________________
                           John Pasco, III
                           Chairman


                       COMMONWEALTH SHAREHOLDER SERVICES, INC.



                      By: _________________________________
                          John Pasco, III
                          Chief Executive Officer

                                  SCHEDULE A TO
                        ADMINISTRATIVE SERVICES AGREEMENT
                                 BY AND BETWEEN
                          THE WORLD INSURANCE TRUST AND
                     COMMONWEALTH SHAREHOLDER SERVICES, INC.

      Pursuant to Section 9 of the Administrative Services Agreement, dated ____________, 2002, by and between The World Insurance Trust (the "Trust"), and Commonwealth Shareholder Services, Inc. ("CSS"), on behalf of the Trust, its current Series and any additional series of the Trust as may from time to time be created and designated by the Trust and which becomes subject to this Agreement by the mutual consent of the parties, each Series shall pay CSS a fee calculated and paid monthly as follows:

A. For the performance of Blue Sky matters, CSS shall be paid at the rate of $30 per hour of actual time used.

B. For shareholder servicing, CSS shall be paid at the rate of $30 per hour of actual time used.

C. For all other administration, CSS shall be paid a fee per series per annum at the rate of 0.10% on the first $50 million of average daily net assets, 0.075% on the next $50 million of average daily net assets and 0.05% on average daily net assets above $100 million, payable monthly with a minimum fee of $12,000.

D. In addition to the foregoing, the Trust shall reimburse CSS, from the assets of the Series, for the Series' proportionate share of general expenses incurred for the Trust and for all expenses incurred by the Series individually. Such out-of-pocket expenses shall include, but not be limited to: documented fees and costs of obtaining advice of counsel or accountants in connection with its services to the Trust; postage; long distance telephone; special forms required by the Trust; any travel which may be required in the performance of its duties to the Trust; and any other extraordinary expenses it may incur in connection with its services to the Trust.

                                                               EXHIBIT 23(h)(2)
                                     FORM OF

                            TRANSFER AGENT AGREEMENT

      THIS AGREEMENT, dated ____________, 2002 between The World Insurance Trust, (the "Trust"), a Delaware business trust, on behalf of each of its Series ("Series") operating as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), duly organized and existing under the laws of the State of Delaware, and Fund Services, Inc., a corporation organized under the laws of the State of Virginia ("FSI"), provides as follows:

      WHEREAS, FSI has agreed to act as transfer agent for the purpose of recording the transfer, issuance and redemption of shares of beneficial interest ("Shares") of the Series, transferring the Shares of the Series, disbursing dividends and other distributions to shareholders, filing various tax forms, mailing shareholder information and receiving and responding to various shareholder inquiries;

      NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the parties do hereby agree as follows:

      SECTION 1.The Trust hereby appoints FSI as transfer agent for each of its Series and FSI agrees to act in such capacity upon the terms set forth in this agreement.

      SECTION 2.If a Series issues share certificates, the Trust shall furnish to FSI a supply of blank share certificates and, from time to time, will renew such supply upon FSI's request. Blank share certificates shall be signed manually or by facsimile signatures of officers of the Trust and, if required by FSI, shall bear the Trust's seal or a facsimile thereof.

      SECTION 3.FSI shall make original issues of Shares of the Series in accordance with SECTIONS 13 and 14 below and the Series' then current prospectus, upon receipt of (i) written instructions requesting the issuance,
(ii) a certified copy of a resolution of the Trust's Board of Trustees authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such additional Shares, (iv) an opinion of the Trust's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Trust of an appropriate notice with the Securities and Exchange Commission, as required by Rule 24f-2 of the 1940 Act, as amended from time to time. If the opinion described in (iv) above is contingent upon a filing under such rule, the Trust shall fully indemnify FSI for any liability arising from the failure of the Trust to comply with such rule.

      SECTION 4.Transfers of Shares of a Series shall be registered and, subject to the provisions of SECTION 10, new share certificates shall be issued by FSI upon surrender of outstanding share certificates in the form deemed by FSI to be properly endorsed for transfer, which form shall include (i) all necessary endorsers' signatures guaranteed by a member firm of a national securities exchange or a domestic commercial bank, (ii) such assurances as FSI may deem necessary to evidence the genuineness and effectiveness of each endorsement and
(iii) satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. FSI shall take reasonable measures as instructed by the Trust and agreed upon by FSI to enable the Trust to identify proposed transfers that, if effected, will likely cause the Trust to fall within the Internal Revenue Code definitions of a personal holding company and shall not make such transfers contrary to the Trust's instructions without the prior written approval of the Trust and its counsel.

      SECTION 5.FSI shall forward share certificates in "non-negotiable" form by first-class or registered mail, or by whatever means FSI deems equally reliable and expeditious. While in transit to the addressee, all deliveries of share certificates shall be insured by FSI as it deems appropriate. FSI shall not mail share certificates in "negotiable" form, unless requested in writing by the Trust and fully indemnified by the Trust to FSI's satisfaction.

      SECTION 6.In registering transfers of Shares a Series, FSI may rely upon the Uniform Commercial Code or any other statutes that, in the opinion of FSI's counsel, protect FSI and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry, or (iv) refusing registration whenever an adverse claim requires such refusal.

      SECTION 7.FSI may issue new share certificates in place of those lost, destroyed or stolen, upon receiving indemnity satisfactory to FSI and may issue new share certificates in exchange for, and upon surrender of, mutilated share certificates as FSI deems appropriate.

      SECTION 8.Unless otherwise directed by the Trust, FSI may issue or register share certificates reflecting the signature, or facsimile thereof, of an officer who has died, resigned or been removed by the Trust. The Trust shall file promptly with FSI any approvals, adoptions, or ratifications of such actions as may be required by law or FSI.

      SECTION 9.FSI shall maintain customary stock registry records for the Series, noting the issuance, transfer or redemption of Shares and the issuance and transfer of share certificates. FSI may also maintain for the Trust an account entitled "Unissued Certificate Account" in which it will record the Shares, and fractions thereof, issued and outstanding from time to time for which issuance of share certificates has not been requested. FSI is authorized to keep records for the Series, containing the names and last known addresses of shareholders and planholders, and the number of Shares, and fractions thereof, from time to time owned by them for which no share certificates are outstanding. Each shareholder or planholder will be assigned a single account number for the Series, even though Shares held under each Plan and Shares for which Certificates have been issued will be accounted for separately. Whenever a shareholder deposits Shares represented by share certificates in a Plan that permits the deposit of Shares thereunder, FSI upon receipt of the share certificates registered in the name of the shareholder (or if not registered, in proper form for transfer), shall cancel such share certificates, debit the shareholder's individual account, credit the Shares to the Unissued Share Certificate Account pursuant to SECTION 10 below and credit the deposited Shares to the proper Plan account.

      SECTION 10. FSI shall issue share certificates for Shares of the Series only upon receipt of a written request from a shareholder. If Shares are purchased without such request, FSI shall merely note on its stock registry records the issuance of the Shares and fractions thereof and credit the Unissued Certificate Account and the respective shareholders' accounts with the Shares. Whenever Shares, and fractions thereof, owned by shareholders are surrendered for redemption, FSI may process the transactions by making appropriate entries in the stock transfer records, and debiting the Unissued Certificate Account and the record of issued Shares outstanding; it shall be unnecessary for FSI to reissue share certificates in the name of the Series.

      SECTION 11. FSI shall also perform the usual duties and functions required of a stock transfer agent for a corporation, including but not limited to (i) issuing share certificates as treasury shares, as directed by written instructions, and (ii) transferring share certificates from one shareholder to another in the usual manner. FSI may rely conclusively and act without further investigation upon any list, instruction, certification, authorization, share certificate or other instrument or paper reasonably believed by it in good faith to be genuine and unaltered, and to have been signed, countersigned or executed or authorized by a duly-authorized person or persons, or by the Trust, upon the advice of counsel for the Trust or for FSI, or upon the net asset value quotation of the service agent, as hereinafter defined. FSI may record any transfer of share certificates which it reasonably believes in good faith to have been duly-authorized, or may refuse to record any transfer of share certificates if, in good faith, it deems such refusal necessary in order to avoid any liability on the part of either the Trust or FSI. The Trust agrees to indemnify and hold harmless FSI from and against any and all losses, costs, claims, and liability that it may suffer or incur by reason of such good faith reliance, action or failure to act.

      SECTION 12. FSI shall notify the Trust of any request or demand for the inspection of the Trust's share records. FSI shall abide by the Trust's instructions for granting or denying the inspection; provided, however, FSI may grant the inspection without such instructions if it is advised by its counsel that failure to do so will result in liability to FSI.

      SECTION 13. For purposes of this Section, the Trust hereby instructs FSI to consider shareholder and planholder payments as federal funds on the day indicated below:

      (a) for a wire received prior to 12:00 noon Eastern time, on the same day;
      (b) for a wire received on or after 12:00 noon Eastern time, on the next business day;
      (c) for a check received prior to 12:00 noon Eastern time, on the second business day following receipt; and
      (d) for a check received on or after 12:00 noon Eastern time, on the third business day following receipt.

      Immediately after 4:00 p.m. Eastern time or such other time as the Trust may reasonably specify (the "Valuation Time") on each day that the Trust and FSI are open for business, FSI shall obtain from the Trust's service agent, as specified by the Trust in writing to FSI, a quotation (on which it may conclusively rely) of the net asset value, determined as of the Valuation Time on that day. On each day FSI is open for business, it shall use the net asset value determined by the service agent to compute the number of Shares and fractional Shares to be purchased and the aggregate purchase proceeds to be deposited with the custodian. As necessary but no more frequently than daily (unless a more frequent basis is agreed to by FSI), FSI shall place a purchase order with the custodian for the proper number of Shares and fractional Shares to be purchased and promptly thereafter shall send written confirmation of such purchase to the custodian and the Trust.

      SECTION 14. Having made the calculations required by SECTION 13, FSI shall thereupon pay the custodian the aggregate net asset value of Shares of the Trust purchased. The aggregate number of Shares and fractional Shares purchased shall then be issued daily and credited by FSI to the Unissued Certificate Account. FSI shall also credit each shareholder's separate account with the number of shares purchased by such shareholder. FSI shall promptly thereafter mail written confirmation of the purchase to each shareholder or planholder, and if requested, to a specified broker-dealer and the Trust. Each confirmation shall indicate the prior Share balance, the new Share balance, the Shares held under a Plan (if any), the Shares for which share certificates are outstanding (if any), the amount invested and the price paid for the newly-purchased Shares.

      SECTION 15. Prior to the Valuation Time on each business day, as specified in accordance with SECTION 13 above, FSI shall process all requests to redeem Shares of the Series and advise the custodian of (i) the total number of Shares of the Series available for redemption and (ii) the number of Shares and fractional Shares of the Series requested to be redeemed. Upon confirmation of the net asset value, FSI shall notify the Trust and the custodian of the redemption, apply the redemption proceeds in accordance with SECTION 16 and the Series' prospectus(es), record the redemption in the stock registry books, and debit the redeemed Shares from the Unissued Certificate Account and the individual account of the shareholder or planholder.

      In lieu of carrying out the redemption procedures described in the preceding paragraph, FSI may, at the request of the Trust, sell Shares of a Series to the Series as repurchases from shareholders and/or planholders, provided that the sales price is not less than the applicable redemption price. The redemption procedures shall then be appropriately modified.

     SECTION 16. The proceeds of redemption shall be remitted by FSI in accordance with the Series' then current prospectus(es) as follows:

           (a) By check mailed to the shareholder or planholder at his last known address. The request and stock certificates, if any, for Shares being redeemed must reflect a guarantee of the owner's signature by a domestic commercial bank or trust company or a member firm of a national securities exchange. If share certificates have not been issued to the redeeming shareholder or planholder, the signature of the shareholder or planholder on the redemption request must be similarly guaranteed. The Trust may authorize FSI in writing to waive the signature guarantee for any specific transaction or classes of transactions;

           (b) By wire to a designated bank or broker upon telephone request, without signature guarantee, if such redemption procedure has been elected on the shareholder's or planholder's account information form. Any change in the designated bank or broker account will be acted upon by FSI only if made in writing by the shareholder or planholder, with signature guaranteed as required by paragraph (a) above;

           (c) In case of an expedited telephone redemption, by check payable to the shareholder or planholder of record and mailed for deposit to the bank account designated in the shareholder account information form;

           (d) By other procedures commonly followed by mutual funds, as set forth in written instructions from the Trust and mutually agreed upon by the Trust and FSI.

      For purposes of redemption of shares of the Trust that have been purchased by check within fifteen (15) days prior to receipt of the redemption request, the Trust shall provide FSI with written instructions concerning the time within which such requests may be honored.

      The authority of FSI to perform its responsibilities under SECTIONS 15 and 16 shall be suspended if FSI receives notice of the suspension of the determination of the Trust's net asset value.

      SECTION 17. Upon the declaration of each dividend and each capital gains distribution by the Trust's Board of Trustees, the Trust shall notify FSI of the date of such declaration, the amount payable per share, the record date for determining the shareholders entitled to payment, the payment and the reinvestment date price.

      SECTION 18. On or before each payment date the Trust will transfer, or cause the custodian to transfer, to FSI the total amount of the dividend or distribution currently payable. FSI will, on the designated payment date, reinvest all dividends in additional shares and shall thereupon pay the custodian the aggregate net asset value of the additional shares and shall promptly mail to each shareholder or planholder at his last known address, a statement showing the number of full and fractional shares (rounded to three decimal places) then owned by the shareholder or planholder and the net asset value of such shares; provided, however, that if a shareholder or planholder elects to receive dividends in cash, FSI shall prepare a check in the appropriate amount and mail it to him at his last known address within five (5) business days after the designated payment date.

      SECTION 19. FSI shall maintain records regarding the issuance and redemption of Shares of the Trust and dividend reinvestments. Such records will list the transactions effected for each shareholder and planholder and the number of Shares and fractional Shares owned by each for which no share certificates are outstanding. FSI agrees to make available upon request and to preserve for the periods prescribed in Rule 31a-2 of the 1940 Act, any records related to services provided under this agreement and required to be maintained by Rule 31a-1 of such Act.

      SECTION 20. FSI shall maintain those records necessary to enable the Trust, or its designated agent, to file, in a timely manner, Form N-SAR (Semi-annual report) or any successor monthly, quarterly or annual report required by the 1940 Act, or rules and regulations thereunder.

      SECTION 21. FSI shall cooperate with the Trust's independent public accountants and shall take reasonable action to make all necessary information available to such accountants for the performance of their duties.

      SECTION 22. In addition to the services described above, FSI will perform other services for the Trust as mutually agreed upon in writing from time to time, including but not limited to preparing and filing federal tax forms with the Internal Revenue Service, mailing federal tax information to shareholders, mailing semi-annual shareholder reports, preparing the annual list of shareholders and mailing notices of shareholders' meetings, proxies and proxy statements. FSI shall answer shareholder inquiries related to their share accounts and other correspondence requiring an answer from the Trust. FSI shall maintain dated copies of written communications from shareholders, and replies thereto.

      SECTION 23. Nothing contained in this agreement is intended to or shall require FSI, in any capacity hereunder, to perform any functions or duties on any holiday, weekend or weekday on which day FSI or the New York Stock Exchange ("NYSE")is closed. Functions or duties normally scheduled to be performed on such days shall be performed on, and as of, the next business day on which both the NYSE and FSI are open, unless otherwise required by law; provided, however, that all purchase or redemption requests received by the Trust for a date on which the NYSE is open but FSI is not shall be priced and executed "as of" such date on the next business day FSI is open, unless otherwise required by law.

      SECTION 24. The Trust agrees that each of its Series will pay FSI compensation for its services as set forth in schedule A attached hereto, or as shall be set forth in written amendments to such schedule approved by the Trust and FSI from time to time.

      SECTION 25. FSI shall not be liable for any taxes, assessments or governmental charges that my be levied or assessed on any basis whatsoever in connection with the Trust, or any Plan thereof, shareholder or planholder, excluding taxes assessed against FSI for compensation received by it hereunder.

      SECTION 26. FSI shall not be liable for any non-negligent action taken in good faith and reasonably believed by FSI to be within the powers conferred upon it by this agreement. The Trust shall indemnify FSI and hold it harmless from and against any and all losses, claims, damages, liabilities or expenses (including reasonable expenses for legal counsel) arising directly or indirectly out of or in connection with this agreement; provided such loss, claim, damage, liability or expense is not the direct result of FSI's negligence or willful misconduct, and provided further that FSI shall give the Trust notice and reasonable opportunity to defend any such loss, claim, etc. in the name of the Trust or FSI, or both. Without limiting the foregoing:

           (a) FSI may rely upon the advice of the Trust or counsel to the Trust or FSI, and upon statements of accountants, brokers and other persons believed by FSI in good faith to be experts in the matters upon which they are consulted. FSI shall not be liable for any action taken in good faith reliance upon such advice or statements;

           (b) FSI shall not be liable for any action reasonably taken in good faith reliance upon any written instructions, oral instructions, including the service agent's net asset value quotation, or certified copy of any resolution of the Trust's Board of Trustees; provided, however, that upon receipt of a written instruction countermanding a prior written or oral instruction that has not been fully executed by FSI, FSI shall verify the content of the second written instruction and honor it, to the extent possible. FSI may rely upon the genuineness of any such document, or copy thereof, reasonably believed by FSI in good faith to have been validly executed; and

           (c) FSI may rely, and shall be protected by the Trust in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper or document reasonably believed by it in good faith to be genuine and to have been signed or presented by the purchaser, Trust or other proper party or parties.

           (d) The Trust shall, as soon as possible, amend its prospectus to conform with the provisions of this agreement and make all necessary filingsof the amended prospectus, and shall indemnify FSI for any loss, claim or expense resulting from FSI's reliance upon the Trust's representations in this agreement, notwithstanding a contrary representation in its prospectus(es).

      SECTION 27. Upon receipt of written instructions, FSI is authorized to make payment upon redemption of Shares without a signature guarantee. The Trust hereby agrees to indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, action, demands or losses whatsoever arising out of or in connection with a payment by FSI for redemption of Shares without a signature guarantee. Upon the request of FSI, the Trust shall assume the entire defense of any such action, suit or claim. FSI shall notify the Trust in a timely manner of any such action, suit or claim.

      SECTION 28. The Trust shall deliver or cause to be delivered over to FSI
(i) an accurate list of shareholders of the each Series, showing each shareholder's last known address, number of Shares owned and whether such shares are represented by outstanding share certificates or by non-certificated share accounts, (ii) all records relating to Plans of the Trust, including original applications signed by the planholders and original plan accounts recording payment, deductions, reinvestments, withdrawals and liquidations and (iii) all shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by FSI under this agreement (collectively referred to as the "Materials"). The Trust shall indemnify and hold FSI harmless from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Materials, or out of the failure of the Trust to provide any portion of the Materials or to provide any information needed by FSI to knowledgeably perform its functions.

      SECTION 29. FSI shall, at all times, act in good faith and shall use whatever methods it deems appropriate to ensure the accuracy of all services performed under this agreement. FSI shall be liable only for loss or damage due to errors caused by FSI's negligence, bad faith or willful misconduct or that of its employees.

      SECTION 30. This agreement may be amended from time to time by a written supplemental agreement executed by the Trust and FSI and without notice to or approval of the shareholders or planholders; provided the intent and purposes of any plan, as stated from time to time in the Series' prospectus, are observed. The parties hereto may adopt procedures as may be appropriate or practical under the circumstances, and FSI may conclusively rely on the determination of the Trust that any procedure that has been approved by the Trust does not conflict with or violate any requirement of its Declaration of Trust, Certificate of Trust, By-Laws or prospectus(es), or any rule, regulation or requirement of any regulatory body.

      SECTION 31. The Trust shall file with FSI a certified copy of the operative resolution of its Board of Trustees authorizing the execution of written instructions or the transmittal of oral instructions.

      SECTION 32. The terms, as defined in this Section, whenever used in this agreement or in any amendment or supplement hereto, shall have the meanings specified below, insofar as the context will allow:

           (a)  The Trust:  The term Trust shall mean The World Insurance
           Trust.

           (b) Custodian: The term custodian shall mean Brown Brothers Harriman & Co. or such other custodial institution selected by a Series.

           (c) Series: The term Series shall mean the CSI Equity Portfolio, and any series that the Trust may subsequently establish.

           (d) Securities: The term Securities shall mean bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities and investments from time to time owned by a Series of the Trust.

           (e) Share Certificates: The term share certificates shall mean the stock certificates for the Shares of a Series of the Trust.

           (f) Shareholders: The term shareholders shall mean the registered owners from time to time of the Shares of a Series of the Trust, as reflected on the stock registry records of the Series.

           (g) Shares: The term Shares shall mean the issued and outstanding shares of beneficial interest of a Series of the Trust.

           (h) Oral Instructions: The term oral instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in person or by telephone, vocal telegram or other electronic means, by a person or person reasonably believed in good faith by FSI to be a person or person authorized by a resolution of the Board of Trustees of the Trust to give oral instructions on behalf of the Trust.

           (i) Written Instructions: The term written instructions shall mean an authorization, instruction, approval, item or set of data, or information of any kind transmitted to FSI in original writing containing original signatures, or a copy of such document transmitted by telecopy, including transmission of such signature, or other mechanical or documentary means, at the request of a person or persons reasonably believed in good faith by FSI to be a person or persons authorized by a resolution of the Board of Trustees of the Trust to give written instructions on behalf of the Trust.

           (j) Plan: The term Plan shall include such investment plan, dividends or capital gains reinvestment plans, systematic withdrawal plans or other types of plans set forth in the then current prospectus(es) of the Trust (excluding any qualified retirement plan that is a shareholder of the Trust) in form acceptable to FSI, adopted by the Trust from time to time and made available to its shareholders, including plans or accounts by self-employed individuals or partnerships.

           (k) Planholder: The term Planholder shall mean a shareholder who, at the time of reference, is participating in a Plan, including any underwriter, representative or broker-dealer.

      SECTION 33. In the event that any check or other order for the payment of money is returned unpaid for any reason, FSI shall promptly notify the Trust of the non-payment.

      SECTION 34. Either party may give sixty (60) days written notice to the other of the termination of this agreement, such termination to take effect at the time specified in the notice.

      SECTION 35. Any notice or other communication required by or permitted to be given in connection with this agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties.

      Notice to the Trust shall be given as follows until further notice:

           The World Insurance Trust
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229
           Attention:  Mr. John Pasco, III, Chairman

      Notice to FSI shall be given as follows until further notice:

           Fund Services, Inc.
           1500 Forest Avenue, Suite 111
           Richmond, Virginia  23229
           Attention:  Mr. William R. Carmichael, Jr., President

      SECTION 36. The Trust represents and warrants to FSI that the execution and delivery of this Transfer Agent Agreement by the undersigned officer of the Trust has been duly and validly authorized by resolution of the Trust's Board of Trustees. FSI represents and warrants to the Trust that the execution and delivery of this agreement by the undersigned officer of FSI has also been duly and validly authorized.

      SECTION 37. This agreement may be executed in more than one counterpart, each of which shall be deemed to be an original.

      SECTION 38. This agreement shall extend to and shall bind the parties hereto and their respective successors and assigns; provided, however, that this agreement shall not be assignable by the Trust without the written consent of FSI or by FSI without the written consent of the Trust, authorized or approved by a resolution of the Trust's Board of Trustees.

       SECTION 39. This agreement shall be governed by the laws of the State of Virginia.


                               THE WORLD INSURANCE TRUST



                               -----------------------------------
                               By:    John Pasco, III
                               Title: Chairman
                               Date:________________, 2002


                               FUND SERVICES, INC.



                               -----------------------------------
                               By:    William R. Carmichael, Jr.
                               Title: President
                               Date:________________, 2002

                                  Attachment A

                                  FEE SCHEDULE

Fees for Transfer Agent services, per Series, are as shown below:

____ Basis points of Average Daily Net Assets on the first $50,000,000
____ Basis points of Average Daily Net Assets on the next $50,000,000
____ Basis points of Average Daily Net Assets on assets over $100,000,000
     Minimum annual fee is $12,000

Fees are payable monthly at 1/12 the annual rate.
Voice Response Unit (VRU) Fees:
      Set up fee:                              $1,000.00
      Monthly Maintenance Fee:                 $  500.00/month
      Per call fees:                           $    0.15/call
Internet Access (look-up only):
      Set up fee:                              $1,500.00
      Monthly Maintenance Fee:                 $1,000.00/month

Out of pocket expenses are in addition to the above rates and will be billed monthly, as incurred, with no mark-up or set-off.

                                                               EXHIBIT 23(h)(3)
                                     FORM OF

                          ACCOUNTING SERVICES AGREEMENT



      AGREEMENT dated ________________, 2002 (the "agreement") between The World Insurance Trust (the "Trust") a Delaware business trust, operating as an open-end management investment company, duly organized and existing under the laws of the State of Delaware, and Commonwealth Fund Accounting, Inc. (the "Company") a corporation duly organized and existing under the laws of the State of Virginia.

                          WITNESSETH THAT:

      WHEREAS, the Trust desires to appoint the Company as its accounting services agent to maintain and keep current the books, accounts, records, journals or other records of original entry relating to the business of the Trust as set forth in Section 2 of this agreement (the "Accounts and Records") and to perform certain other functions in connection with such Accounts and Records; and

      WHEREAS, the Company is willing to perform such functions upon the terms and conditions set forth below; and

      WHEREAS, the Trust will cause to be provided certain information to the Company as set forth below;

      NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, the parties hereto, intending to be legally bound, do hereby agree as follows:

Section 1.  Scope of the Engagement.
            ------------------------

(a)   The Trust shall promptly turn over to the Company:

           (1) originals or copies of any Accounts and Records previously maintained by or for it or,

           (2) if such records have not been previously created or maintained, any data required to establish and bring current such Accounts and Records.

(b) Thereafter, the Trust shall promptly transmit to the Company, and instruct any other agents for the Trust to promptly transmit to the Company, all information required for the maintenance of correct and accurate Accounts and Records for the Trust.

(c) The Trust acknowledges that such Accounts and Records, and information related thereto, are necessary for the Company to perform its functions under this agreement.

(d) The Trust authorizes the Company to rely on Accounts and Records turned over to it, and information provided to it, by the Trust or its agents. The Trust hereby indemnifies and holds the Company, its successors and assigns harmless of and from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of such Accounts and Records, or such information, or due to the failure of the Trust to provide any portion of such Accounts and Records, or to provide any additional information needed by the Company to knowledgeably perform its functions, within a reasonable time after requested by the Company.

(e) The Company shall make reasonable efforts to isolate and correct any inaccuracies, omissions, discrepancies, or other deficiencies in the
      Accounts and Records delivered to the Company, to the extent such matters are disclosed to the Company or are discovered by it and are relevant to its performance of its functions under this agreement. The Trust shall provide the Company with such assistance as it may reasonably request in connection with its efforts to correct such matters.

(f) The Trust agrees to pay the Company on a current and ongoing basis for the Company's reasonable time and costs required for the correction of any errors or omissions in the Accounts and Records delivered, or the information provided, to Company by the Trust. Any such payment shall be in addition to the fees and charges payable to the Company under this agreement as set forth in Schedule A attached hereto (which provides for services normally contemplated to be rendered under this agreement), provided that approval of the amount of such payments shall be obtained in advance by the Company from the Trust if and when such additional charges would exceed five percent of the usual charges payable for a period under this agreement.

Section 2. Identification of Services.
           ---------------------------

(a) Upon receipt of the necessary information from the Trust or its agents by written or oral instructions, the Company shall maintain and keep current the following Accounts and Records relating to the business of the Trust, in such form as may be mutually agreed to between the Trust and the Company, and as may be required by the Investment Company Act of 1940, as amended (the "1940 Act"):

      (1)  Cash Receipts Journal
      (2)  Cash Disbursements Journal
      (3)  Dividends Paid and Payable Schedule
      (4)  Purchase and Sales Journals - Portfolio Securities
      (5)  Subscription and Redemption Journals
      (6)  Security Ledgers - Transaction Report and Tax Lot Report
      (7)  Broker Ledger - Commission Report
      (8)  Daily Expense Accruals
      (9)  Daily Interest Accruals
     (10)  Daily Trial Balance
     (11)  Portfolio Interest Receivable and Income Journal
     (12) Listing of Portfolio Holdings showing cost, market value and percentage of Series comprised of each security.

(b) Unless necessary information to perform the above functions is furnished by written or oral instructions to the Company to enable the daily calculation of the Trust's net asset value at the time set by the Trust pursuant to Rule 22c-1 under the 1940 Act, (presently set at the close of trading on the New York Stock Exchange), as provided below in accordance with the time frame identified in Section 7, the Company shall incur no liability, and the Trust shall indemnify and hold harmless the Company from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by the Company and used in such calculations and any subsequent information received from the Trust or any of its designated agents.

(c) The scope and quality of the services to be provided under this agreement are based upon, and specifically incorporate, the assumptions (the "Basic Assumptions") appended to this agreement as Schedule B. The Trust agrees that material deviations from the Basic Assumptions will be made only by mutual agreement of the Trust and the Company, and deviations from such Basic Assumptions may affect the ability of the Company to provide the services called for under this agreement.

Section 3. Pricing.
           --------

(a) The Company shall perform ministerial calculations necessary to calculate the Trust's net asset value daily, in accordance with the Trust's current prospectus and utilizing the information described in this Section.

(b) Portfolio investments for which market quotations are available to the Company by use of an automated financial service (a "Pricing Service") shall be valued based on the closing prices of the Series investment reported by such Pricing Service except where the Trust has given or caused to be given specific written or oral instructions to utilize a different value. Notwithstanding any information obtained from a Pricing Service, all Series securities shall be given such values as the Trust shall direct by written or oral instructions, including all restricted securities and other securities requiring valuation not readily ascertainable solely by the use of such a Pricing Service.

(c) The Company shall have no responsibility or liability for the accuracy of prices quoted by any recognized Pricing Service used by it pursuant to the preceding paragraph; for the accuracy of the information supplied by the Trust; or for any loss, liability, damage, or cost arising out of any inaccuracy of such data, unless the Company is itself negligent with respect thereto. The Company shall have no responsibility or duty to include information or valuations to be provided by the Trust in any computation unless and until it is timely supplied to the Company in usable form. Unless the necessary information to calculate the net asset value daily is furnished by written or oral instructions from the Trust, the Company shall incur no liability, and the Trust shall indemnify and hold harmless the Company from and against any liability arising from any failure to provide complete information or from any discrepancy between the information received by the Company and used in such calculation and any subsequent information received from the Trust or any of its designated agents, provided the Company notifies the Trust promptly of its need for additional information with which to calculate net asset value.

Section 4. Reliance Upon Instructions.
           ---------------------------

(a) For all purposes under this agreement, the Company is authorized to act upon receipt of the first of any written or oral instructions it receives from the Trust or authorized agents of the Trust. In cases where the first instruction is an oral instruction that is not in the form of a document or written record, a confirmatory written instruction or oral instruction in the form of a document or written record shall be delivered, and in cases where the Company receives an Instruction, whether written or oral, to enter a Series transaction on the records, the Trust shall cause the broker-dealer to send a written confirmation to the Company.

(b) The Company shall be entitled to rely on the first Instruction received by it, and for any act or omission undertaken in compliance therewith shall be free of liability and fully indemnified and held harmless by the Trust, provided however, that in the event a written or oral instruction received by the Company is countermanded by a timely later written or oral instruction received by the Company prior to acting upon such countermanded instruction, the Company shall act upon such later written or oral instruction. The sole obligation of the Company with respect to any follow-up or confirmatory written instruction, oral instruction in documentary or written form, or broker-dealer written confirmation shall be to make reasonable efforts to detect any such discrepancy between the original Instruction and such confirmation and to report such discrepancy to the Trust. The Trust shall be responsible, at the Trust's expense, for taking any action, including any reprocessing, necessary to correct any discrepancy or error, and to the extent such action requires the Company to act the Trust shall give the Company to act the Trust shall give the Company specific written instruction as to the action required.

Section 5. Reconciliation with Trust's custodian.
           --------------------------------------

      At the end of each month, the Trust shall cause its custodian bank to forward to the Company a monthly statement of cash and Series transactions, which will be reconciled with the Company's Accounts and Records maintained for the Trust. The Company will report any discrepancies to the custodian, and shall report any un-reconciled items to the Trust.

Section 6. Reports to Trust.
           -----------------

      The Company shall promptly supply daily and periodic reports to the Trust as requested by the Trust and agreed upon by the Company.

Section 7. Information from Trust.
           -----------------------

(a) The Trust, directly or by instructions to its agents (including without limitations its transfer agent and its custodian), shall provide to the Company as of the close of each business day (or on such other schedule as the Trust determines is necessary), confirmed by written or oral instructions delivered to the Company by 10:00 a.m. on the next business day) all data and information necessary for the Company to maintain the Trust's Accounts and Records.

(b) The Company may conclusively assume that information it receives by written or oral instructions pursuant to the preceding paragraph is complete and accurate. It is agreed that the information provided by the Trust or its agents shall include reports of share purchases, redemptions or repurchases, and total shares outstanding at the end of each business day after the determination of the net asset value.

Section 8. Ownership of and Access to Trust Records.
           -----------------------------------------

(a) It is agreed that the Accounts and Records maintained by the Company for the Trust are the property of the Trust, and shall be made available to the Trust promptly upon request and shall be for the periods prescribed in Rule 31(a)-2 under the 1940 Act.

(b) The Company shall assist the Trust's independent auditors or, upon lawful demand, any authorized regulatory body, in any authorized inspection or review of the Trust's Accounts and Records.

(c) If the Company receives any request or order of a court or regulatory body of competent jurisdiction, seeking access to the books and records of the Trust in the possession of the Company, the Company shall seek to notify the Trust of such request or order to the extent it may lawfully do so. The Company shall not be required to oppose or defend against any such request or order. In connection with any such request or order the Company may consult with counsel (whether its counsel or counsel for the Trust) regarding same, and shall be reimbursed by the Trust for any costs incurred thereby.

(d) The Company shall be reimbursed for all expenses and employee time required to assist with any review of the Trust's Accounts and Records outside of routine and normal periodic reviews and audits. Upon receipt from the Trust, or its agents, of the necessary information, the Company shall supply data to the Trust's accountants to allow them to complete any necessary tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as the Trust and the Company shall agree upon from time to time.

Section 9. Procedures and Compliance.
           --------------------------

      The Company and the Trust may from time to time adopt such procedures as they agree upon in writing, and the Company may conclusively assume that any procedure approved or directed by the Trust does not conflict with or violate any requirements of its prospectus, Declaration of Trust, Certificate of Trust, By-Laws, or any rule or regulation of any regulatory body or governmental agency. The Trust shall be responsible for notifying the Company of any changes in regulations or rules which might necessitate changes in the Company's procedures, and for working out such changes with the Company.

Section 10. Indemnification.
            ----------------

(a) The Company, its directors, officers, employees, shareholders and agents shall not be liable for any error or judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of this agreement, except losses resulting from willful malfeasance, bad faith, or gross negligence on the part of the Company, or gross neglect by the Company in the performance of its obligations and duties under this agreement.

(b) Any person, even though also a director, officer, employee, shareholder or agent of the Company, who may be or become an officer, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Company's duties hereunder), to be rendering such services to or acting solely for the Trust and not as a director, officer, employee, shareholder or agent of, or one under the control or direction of the Company even though paid by it.

(c) Notwithstanding any other provision of this agreement, the Trust shall indemnify and hold harmless the Company, its directors, officers, employees, shareholders and agents from and against any and all claims, demands, expenses and liabilities (whether with or without basis in fact or law) of any and every nature which the Company may sustain or incur, or which may be asserted against the Company by any person by reason of, or as a result of: (i) any action taken or omitted to be taken by the Company in good faith hereunder; (ii) in reliance upon any certificate, instrument, order or stock certificate or other document reasonably believed by it to be genuine and to be signed, countersigned or executed by any duly authorized person, upon the oral instructions or written instructions of an authorized person of the Trust or upon the opinion of legal counsel for the Trust or its own counsel; or (iii) any action taken or omitted to be taken by the Company in connection with its appointment in good faith in reliance upon any law, fact, regulation or interpretation of the same even though the same may thereafter have been altered, changed, amended or repealed. However, indemnification under this subparagraph shall not apply to actions or omissions of the Company or its directors, officers, employees, shareholders or agents in cases of its or their own negligence, willful misconduct, bad faith, or reckless disregard of its or their own duties hereunder.

(d) The Company shall give written notice to the Trust within ten (10) business days of receipt by the Company of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification. However, the failure to notify the Trust of such written assertion or claim shall not operate in any manner whatsoever to relieve the Trust of any liability arising from this Section or otherwise.

(e) In connection with any legal proceeding giving rise to a request for indemnification by the Company pursuant to this provision, the Trust shall be entitled to defend or prosecute any claim in the name of the Company at its own expense and through counsel of its own choosing if it gives written notice to the Company within ten (10) business days of receiving notice of such claim. Notwithstanding the foregoing, the Company may participate in the litigation at its own expense through counsel of its choosing. If the Trust does choose to defend or prosecute such claim, then the parties shall cooperate in the defense or prosecution thereof and shall furnish such records and other information as are reasonably necessary for such purpose.

(f) The Trust shall not settle any claim without the Company's express written consent, which consent shall not be unreasonably withheld. The Company shall not settle any claim without the Trust's express written consent, which consent shall not be unreasonably withheld.

Section 11. Foreign currencies.
            -------------------

      All financial data provided to, processed by, and reported by the Company under this agreement shall be stated in United States dollars or currency. The Company shall have no obligation to convert to, equate, or deal in foreign currencies or values, and expressly assumes no liability for any currency conversion or equation computations relating to the affairs of the Trust.

Section 12. Compensation of the Company.
            ----------------------------

      The Trust agrees to pay the Company compensation for its services and to reimburse it for expenses, as set forth in Schedule A attached hereto, or as shall be set forth in amendments to such schedule approved by the Trust and Company from time to time. The Trust hereby instructs its custodian bank to debit the Trust's custody account for invoices which are rendered by the Company for the services performed for the accounting agent function, and to make payment on such invoices in accordance with normal practices. Invoices for services supplied or costs incurred by the Company will be sent to the Trust on or about the first business day of each month, and payment thereon shall be made within ten (10) days thereafter. The Trust agrees that the compensation payable hereunder is predicated on the Basic Assumptions, and agrees that any incremental work required to be provided by the Company due to deviation from the Basic Assumptions by the Trust or its agents shall be payable to, or on behalf of, the Company by the Trust.

Section 13. Holidays.
            ---------

      Nothing contained in this agreement is intended to or shall require the Company, in any capacity hereunder, to perform any functions or duties on any holiday, day of special observance or any other day on which the custodian or the New York Stock Exchange ("NYSE") is closed. Functions or duties normally scheduled to be performed on such days shall be performed, and as of, the next succeeding business day on which both the NYSE and the custodian are open. Not withstanding the foregoing, the Company shall compute the net asset value of the Trust on each day required pursuant to Rule 22c-1 promulgated under the 1940 Act.

Section 14. Counterparts.
            -------------

      This agreement may be executed in two or more counterparts, each of which, when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

Section 15. Definitions.
            ------------

      For purposes of this agreement, the terms oral instructions and written instructions shall mean:

(a)   Oral   Instructions:   The  term   oral   instructions   shall   mean  an
      --------------------
      authorization, instruction, approval, item or set of data, or information of any kind transmitted to the Company in person or by telephone, telegram, telecopy or other mechanical or documentary means lacking an original signature, by a person or persons believed in good faith by the Company to be a person or persons authorized by a resolution of the Board of Trustees of the Trust, to give oral instructions on behalf of the Trust.

(b)   Written  Instructions:   The  term  written  instruction  shall  mean  an
      ----------------------
      authorization, instruction, approval, item or set of data or information of any kind transmitted to the Company bearing an original signature of an authorized person, or a copy of such document transmitted by telecopy including transmission of such a signature believed in good faith by the Company to be the signature of a person authorized by a resolution of the Board of Trustees of the Trust to given written instructions on behalf of the Trust.

(c) The Trust shall file with the Company a certified copy of each resolution of its Board of Trustees authorizing execution of written instructions or the transmittal of oral instructions as provided above.

Section 16. Termination.
            ------------

(a) Either Party hereto may give written notice to the other party (the "Termination Notice") of the termination of this agreement. Such Termination Notice shall state a date upon which the termination is effective (the "Termination Date"), which shall be not less than sixty
      (60) days after the date of the giving of the notice unless otherwise agreed by the parties hereto in writing.

(b) Prior to the Termination Date, the Company shall provide to the Trust an estimate of any anticipated fees, charges or expenses additional to the normal fees, charges and expenses which would be payable under this agreement for the period from that time until the Termination Date, and the Company may require a deposit on account of such estimate to be paid by the Trust.

(c) Upon the Termination Date, subject to payment to the Company by the Trust of all amounts due to the Company as of said date, the Company shall make available to the Trust or its designated record-keeping successor, all of the records of the Trust maintained under this agreement which are then in the Company's possession.

Section 17. Notice.
            -------

      Any notice or other communication required by or permitted to be given in connection with this agreement shall be in writing, and shall be delivered in person or sent by first class mail, postage prepaid to the respective parties as follows:

If to the Trust:

      The World Insurance Trust
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229
      Attention:  Mr. John Pasco, III

If to the Company:

      Commonwealth Fund Accounting, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia   23229
      Attention:  Mr. W. R. Carmichael, Jr.

Section 18. Amendments to be in Writing.
            ----------------------------

      This agreement may be amended from time to time by a writing executed by the Trust and the Company. The compensation stated in Schedule A attached hereto may be adjusted from time to time by the execution of a new schedule signed by both of the parties.


Section 19. Controlling law.
            ----------------

      This agreement shall be governed by the laws of the Commonwealth of Virginia.

Section 20. Entire agreement.
            -----------------

      This agreement sets forth the entire understanding of the parties with respect to the provisions contemplated hereby, and supersedes any and all prior agreements, arrangements and understandings relating to such services.

Section 21. Separability of Provisions.
            ---------------------------

      Any provision of this agreement which may be determined by competent authority to be prohibited or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such prohibition or unenforceability without invalidating the remaining provisions hereof, and any such prohibition or unenforceability in any jurisdiction shall not invalidate or render unenforceable such provision in any other jurisdiction.

      IN WITNESS WHEREOF, the parties have caused this agreement to be signed by their duly authorized officers and their corporate seals hereunto duly affixed and attested, as of the day and year first above written.

                         THE WORLD INSURANCE TRUST



                         By:____________________________
                         NAME:     John Pasco, III
                         TITLE:    Chairman


                         COMMONWEALTH FUND ACCOUNTING, INC.



                         By:_____________________________
                         NAME:     W. R. Carmichael, Jr.
                         TITLE:    President

                                   SCHEDULE A


                        COMMONWEALTH FUNDACCOUNTING, INC.

                            ACCOUNTING SERVICES FEES



      1.   Domestic  and ADR  Securities  Annual  Basic  Fee per  Series  (1/12
           --------------------------------------------------------------
payable monthly)

           5 Basis Points of Daily net assets on the first $100 million of net assets

           3 Basis Points of Daily net assets on the next $100 million of net assets

           2 Basis Points of Daily net assets over $200 million of net assets

           Minimum of $12,000 per year

      2. Should the Trust's security trading activity exceed an average of 100 trades per month per Series, an additional fee of $2.50 will be charged per trade after each Series reaches $25 million.

                                   SCHEDULE B

                          ACCOUNTING SERVICES AGREEMENT
                       COMMONWEALTH FUND ACCOUNTING, INC.

                                BASIC ASSUMPTIONS

1. The Trust will complete all necessary prospectus and compliance reports, as well as monitoring the various limitations and restrictions.

2. Daily transfer agent information will be supplied to the Company in the required format, and within the necessary time constraints (i.e., by 11:00 a.m. EST on trade date plus one)

3. The transfer agent is responsible for reconciliation of Trust share balances between the transfer agent reports and the accounting share reports.

4. The Company will supply the transfer agent with daily net asset values for each Series by 6:00 p.m. EST

5. The Trust's security trading activity will remain on average less than 100 trades per month, per Series.

6. The Company can, upon request, supply daily Portfolio Valuation Reports to the Trust's investment adviser identifying current security positions, original/amortized cost, security market values and changes in unrealized appreciation and/or depreciation.

      It will be the responsibility of the Trust's investment adviser to review these reports upon receipt and to promptly notify the Company of any possible "problems", incorrect security prices or capital change information that could result in an incorrect Trust net asset value.

7. Specific deadlines and complete information will be identified for all security trades in order to minimize any settlement problems or net asset value errors.

      Details of non-money market trades will be called or faxed to the Company on trade date plus one, no later than 11:00 a.m. Trade authorization forms, with the appropriate officer signature, should be faxed to the Company on all security trades placed by the Trust as soon as available but no later trade date for money market instruments, and trade plus one for non-money market securities.

      There is no assurance that security trades called in after the above stated deadline can be included in that day's work.

8. Should the Trust participate in security lending additional fees may apply.

9. Trust management will monitor the expense accrual procedures for accuracy and adequacy based on outstanding liabilities monthly, and promptly communicate to the Company any adjustment needed.

                                                               EXHIBIT 23(p)(1)

                                                         FORM OF CODE OF ETHICS


                            THE WORLD INSURANCE TRUST

                                 CODE OF ETHICS

                                       AND

                          STATEMENT ON INSIDER TRADING








                             As adopted May __, 2002

                                 CODE OF ETHICS

                            THE WORLD INSURANCE TRUST

      Rule 17j-1 under the Investment Company Act of 1940 (the "Act") requires registered investment companies ("investment companies"), their investment advisors and principal underwriters to adopt written codes of ethics designed to prevent fraudulent trading by those persons covered under Rule 17j-1. Rule 17j-1 also makes it unlawful for certain persons, including any officer or director of an investment company, in connection with the purchase or sale by such person of a security held or to be acquired by an investment company to:

      1. employ any device, scheme or artifice to defraud the investment company;

      2. make to the investment company any untrue statement of a material fact or omit to state to the investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

      3. engage in any act, practice or course of business which operates or would operate as fraud or deceit upon the investment company; or

      4. engage in any manipulative practice with respect to the investment company.

      Rule 17j-1 also requires that each investment company and its affiliates use reasonable diligence, and institute procedures reasonably necessary, to prevent violations of its code of ethics.

      In addition to Rule 17j-1 of the Act, the Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer. Section 204A of the Investment Advisors Act of 1940 (the "Advisors Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them.
Section 204A provides that every person subject to Section 204 of the Advisors Act shall be required to establish procedures to prevent insider trading.

      Attached to this Code of Ethics (the "Code"), as Appendix A, is a Statement on Insider Trading. Any investment advisor who acts as such for any series of The World Insurance Trust (the "Trust") and any broker-dealer who acts as the principal underwriter for any series of the Trust must comply with the policy and procedures outlined in the Statement on Insider Trading unless such investment advisor or principal underwriter has adopted a similar policy and procedures with respect to insider trading which are determined by the Trust's Board of Trustees to comply with ITSFEA's requirements.

      This Code is being adopted by the Trust, (1) for implementation with respect to covered persons of the Trust; and (2) for implementation by any investment advisor to the Trust, as that term is defined under the Act (each such investment advisor being deemed an "Investment Advisor" for purposes of this Code), and for any principal underwriter for the Trust, unless such investment advisor or principal underwriter has adopted a code of ethics and plan of implementation thereof which is determined by the Trust's Board of Trustees to comply with the requirements of Rule 17j-1 and to be sufficient to effectuate the purpose and objectives of Rule 17j-1.

                         STATEMENT OF GENERAL PRINCIPLES

      This Code is based on the principle that the officers, trustees and employees of the Trust and the officers, directors and employees of the Trust's investment advisor(s) owe a fiduciary duty to the shareholders of the Trust and, therefore, the Trust's and investment advisors' personnel must place the shareholders' interests ahead of their own. The Trust's and investment advisors' personnel must also avoid any conduct which could create a potential conflict of interest, and must ensure that their personal securities transactions do not in any way interfere with the Trust's portfolio transactions and that they do not take inappropriate advantage of their positions. All persons covered by this Code must adhere to these general principles as well as the Code's specific provisions, procedures and restrictions.

                                   DEFINITIONS
      For purposes of this Code:

      "Access Person" means any trustee, officer, employee or advisory person of the Trust, or those persons who have an active part in the management, portfolio selection or underwriting functions of the Trust, or who, in the course of their normal duties, obtain prior information about the Trust's purchases or sales of securities (i.e. traders and analysts).

      "Advisory Person". With respect to an Investment Advisor, an Advisory Person means any director, officer, general partner or employee who, in connection with his or her regular functions or duties, makes, participates in or obtains current information regarding the purchase or sale of a security by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales, including any natural person in a control relationship to the Trust who obtains current information concerning recommendations made with regard to the purchase or sale of a security by the Trust.

      "Disinterested Trustee" means each trustee of the Trust who is not an "interested person" of the Trust, as that term is defined in the Act. A Disinterested Trustee is an Access Person under this Code.

      "Immediate Family" of an Access Person means any of the following persons who reside in the same household as the Access Person:

                child          grandparent     son-in-law

                stepchild      spouse          daughter-in-law

                grandchild     sibling         brother-in-law

                parent         mother-in-law   sister-in-law

                stepparent     father-in-law

Immediate Family includes a status arising from an adoptive relationship.

      "Investment Personnel" shall mean any securities analyst, Portfolio Manager or a member of an investment committee who is directly involved in the decision making process as to whether or not to purchase or sell a portfolio security and those persons who provide information and advice to a Portfolio Manager or who help execute a Portfolio Manager's decisions.

      "Fund Personnel" shall mean an Access Person, Advisory Person, and/or Investment Personnel.

      "Portfolio Manager" shall mean an employee of an Investment Advisor entrusted with the direct responsibility and authority to make investment decisions affecting the Trust.

      "Beneficial Ownership" shall be as defined in Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, which, generally speaking, encompass those situations where the beneficial owner has the right to enjoy some economic benefits which are substantially equivalent to ownership regardless of who is the registered owner. This would include:

        (i) securities which a person holds for his or her own benefit either in bearer form, registered in his or her own name or otherwise, regardless of whether the securities are owned individually or jointly;

      (ii) securities held in the name of a member of his or her Immediate Family sharing the same household;

      (iii) securities   held  by  a  trustee,   executor,   administrator,
            custodian or broker;

      (iv) securities owned by a general partnership of which the person is a member or a limited partnership of which such person is a general partner;

      (v) securities held by a corporation which can be regarded as a personal holding company of a person; and

      (vi) securities recently purchased by a person and awaiting transfer into his or her name.

      "Covered Security" means a security as defined in Section 2(a)(36) of the Act, except that it shall not include:

      (i)  direct obligation of the Government of United States;

      (ii) bankers' acceptances, bank certificates of deposit, commercial paper and highest quality short term debt instruments (i.e., any instrument having a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization) including repurchase agreements; and

      (iii)shares of registered open-end investment companies.

A future or an option on a future will be deemed to be a Covered Security subject to this Code.

      "Initial Public Offering" is an offering of securities registered under the Securities Act of 1933 by an issuer that, immediately before the registration of such securities, is not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

      "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) or pursuant to Rule 504, Rule 505 or Rule 506 under the Securities Act of 1933.

      A Covered Security is "held or to be acquired" if within the most recent 15 days its:

      (i)  is or has been held by the Trust;

      (ii) is being or has been considered by the Trust or it's Investment Advisor for purchase by the Trust.

A purchase or sale includes the writing of an option to purchase or sell, and any security that is exchangeable for or convertible into, a Covered Security that is being held or is to be acquired by the Trust.

      Solely for purposes of this Code, any agent of the Trust charged with arranging the execution of a transaction shall be subject to the reporting requirements of this Code as to any such Covered Security as and from the time the security is identified to such agent as though such agent was an Investment Advisor hereunder.

      NOTE: An officer or employee of the Trust or an Investment Advisor whose duties do not include the advisory functions described above, who does not have access to the advisory information contemplated above, and whose assigned place of employment is at a location where no investment advisory services are performed for the Trust, is not an "Advisory Person" or an "Access Person" unless actual advance knowledge of a covered transaction is furnished to such person.

                             PROHIBITED TRANSACTIONS

      Fund Personnel shall not engage in any act, practice or course of conduct which would violate the provisions of Rule 17j-1 set forth above. No Access Person or Advisory Person shall purchase or sell, directly or indirectly any Covered Security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which, to his or her actual knowledge, at the time of such purchase or sale (i) is being considered for purchase or sale by the Trust; or (ii) is being purchased or sold by the Trust; except that the prohibitions of this section shall not apply to:


      (i) purchases or sales affected in any account over which the Access Person or Advisory Person has no direct or indirect influence or control;

      (ii) purchases or sales which are non-volitional on the part of either the Access Person, the Advisory Person or the Trust;

      (iii)purchases which are part of an automatic dividend reinvestment or other plan established by Fund Personnel prior to the time the security involved came within the purview of this Code; and

      (iv) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.


                PROHIBITED TRANSACTIONS BY INVESTMENT PERSONNEL

No Investment Personnel shall:

      (i)  acquire any securities in an initial public offering; or

      (ii) acquire securities in a private placement without prior written approval of the Trust's compliance officer or other officer designated by the Board of Trustees.


      In considering a request to invest in a private placement, the Trust's compliance officer will take into account, among other factors, whether the investment opportunity should be reserved for the Trust, and whether the opportunity is being offered to the Investment Personnel by virtue of their/his/her position with the Trust. Should Investment Personnel be authorized to acquire securities through a private placement, they/he/she shall, in addition to reporting the transaction on the quarterly report to the Trust, disclose the interest in that investment to other Investment Personnel participating in that investment decision if and when they/he/she plays a part in the Trust's subsequent consideration of an investment in that issuer. In such a case, the Trust's decision to purchase securities of that issuer will be subject to an independent review by Investment Personnel who have no personal interest in the issuer.


                                BLACKOUT PERIODS

      No Investment Personnel or Advisory Person shall execute a transaction in a Covered Security on a day during which the Trust has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn. In addition, a Portfolio Manager is expressly prohibited from purchasing or selling a Covered Security within seven (7) calendar days before or after the Trust that he or she manages trades in that security.

      The foregoing prohibition of personal transactions during the seven day period following the execution of a transaction for the Trust shall not apply with respect to a Covered Security when the Portfolio Manager certifies in writing to the compliance officer that the Trust's trading program in that security is complete. Each transaction authorized by the compliance officer pursuant to this provision shall be reported to the Board by the compliance officer at the Board's next regular meeting.

      Should Investment Personnel trade within the proscribed period, such trade should be canceled if possible. If it is not possible to cancel the trade, all profits from the trade must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the officers of the Trust.

      The prohibitions of this section shall not apply to:

      (i) purchases or sales affected in any account over which the Investment Personnel or Advisory Person has no direct or indirect influence or control if the person making the investment decision with respect to such account has no actual knowledge about the Trust's pending "buy" or "sell" order;

      (ii) purchases or sales which are non-volitional on the part of either the Investment Personnel, the Advisory Person, or the Trust;

      (iii)purchases which are part of an automatic dividend reinvestment or other plan established by Investment Personnel prior to the time the security involved came within the purview of this Code; and

      (iv) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

                               SHORT-TERM TRADING

      No Investment Personnel shall profit from the purchase and sale, or sale and purchase, of the same (or equivalent) Covered Securities which are owned by the Trust or which are of a type suitable for purchase by the Trust, within sixty (60) calendar days. Any profits realized on such short-term trades must be disgorged and the profits will be paid to a charity selected by the Investment Personnel and approved by the officers of the Trust. The compliance officer or other officer designated by the Board of Trustees may permit in writing exemptions to the prohibition of this section, on a case-by-case basis, when no abuse is involved and the equities of the circumstances support an exemption.

                                      GIFTS

      No Investment Personnel shall accept a gift or other thing of more than de minimis value ("gift") from any person or entity that does business with or on behalf of the Trust if such gift is in relation to the business of the employer of the recipient of the gift. In addition, any Investment Personnel who receives an unsolicited gift or a gift with an unclear status under this section shall promptly notify the compliance officer and accept the gift only upon written approval of the compliance officer.

                              SERVICE AS A DIRECTOR

      No Investment Personnel shall serve as a director of a publicly traded company absent prior written authorization from the Board of Trustees based upon a determination that such board service would not be inconsistent with the interests of the Trust and its shareholders.


                              COMPLIANCE PROCEDURES


1. The compliance officer of the Trust shall identify all Fund Personnel who are subject to the pre-clearance requirements or who have a duty to make the reports required hereunder and shall inform each such person of such duty, and shall receive all reports required hereunder.

2. All Investment Personnel shall pre-clear their personal securities transactions prior to executing an order. A written request must be submitted to the Trust's compliance officer, and the compliance officer must give his or her written authorization prior to Investment Personnel placing a purchase or sell order with a broker. Should the compliance officer deny the request, he or she will give a reason for the denial. An approved request will remain valid for two (2) business days from the date of the approval. Investment Personnel will be required to renew clearance for the transaction if the trade is not completed before the authorization expires. An example of such pre-clearance form is attached to this Code as Exhibit A.

3. Fund Personnel, other than the Disinterested Trustees, must disclose all Covered Securities holdings to the compliance officer no later than ten
      (10) days after becoming Fund Personnel. An example of such initial holdings report is attached to this Code as Exhibit B.

4. Fund Personnel, other than the Disinterested Trustees, must report, within 30 days after the end of each calendar year, all Covered Securities holdings as of a date not more than 30 days before the report is submitted. An example of such annual holdings report is attached to this Code as Exhibit C.

5. Fund Personnel, other than the Disinterested Trustees, must report, within ten (10) days after the end of each calendar quarter, all transactions in Covered Securities in which the person has, or through such transaction acquires, any direct or indirect Beneficial Interest. In addition, such report must contain a list of all accounts opened during the quarter with any brokers, dealers and/or banks in which any securities were held for the direct or indirect Beneficial Interest of the Fund Personnel. An example of such quarterly transactions report is attached to this Code as Exhibit D.

      Fund Personnel need not file the quarterly transaction report described above if the account statements required to be filed pursuant to paragraph 6 below contain the necessary information and are received by the compliance officer within ten (10) days after the calendar quarter end, and duplicate brokerage confirmations are furnished by all accounts at the time of each transaction.

      PLEASE NOTE: A Disinterested Trustee shall be required to file the quarterly report described above for any quarter during which the Disinterested Trustee has a transaction in a Covered Security if he or she knew, or in the ordinary course of fulfilling his or her official duties as a trustee or officer should have known, that during the seven (7) day period immediately preceding or after the date of the transaction, such Covered Security is or was purchased or sold, or considered for purchase or sale, by the Trust.

6. Fund Personnel, other than the Disinterested Trustees, shall instruct his or her broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts. Fund Personnel, other than the Disinterested Trustees, shall report the opening of any brokerage account controlled by such person or in which such person has a Beneficial Interest within ten (10) days of any such opening. In addition, Fund Personnel, other than the Disinterested Trustees, shall provide the compliance officer, on an annual basis, with a listing of all brokerage accounts controlled by such person or in which such person has a Beneficial Interest.

7. The compliance officer shall review such reports, including the initial holdings reports, the annual holdings reports and the quarterly transaction reports, to detect conflicts of interest and abusive practices.

8. The compliance officer shall promptly report to the Trust's Board of Trustees at its next regularly scheduled quarterly meeting : (a) any transactions that appear to be apparent violations of the prohibitions contained in this Code or the code of ethics of the investment advisor(s) and principal underwriter; (b) any apparent violations of the reporting requirements contained in this Code or a code of ethics of the investment advisor(s) or principal underwriter; and (c) any procedures or sanctions imposed in response to a violation of either code, including but not limited to a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of the profits.

9. The Trust's Board of Trustees shall review the operation of this Code of Ethics at least once a year.

10. The Trust's investment advisor(s) and principal underwriter shall adopt, maintain and enforce this Code or a separate code of ethics with respect to their personnel in compliance with Rule 17j-1 and Rule 204-2(a)(12) of the Investment Advisers Act of 1940, as amended, and shall forward to the Trust a copy of such code of ethics and all future amendments and modifications thereto. The Board of Trustees shall review and approve such code of ethics at least once each year. Any material changes to the investment advisor(s) and principal underwriter's code of ethics shall be approved by the Board of Trustees of the Trust at its next regularly scheduled quarterly meeting, and in no case more than six months after such change.

11. At least once a year, the compliance officer shall prepare a written report to the Trust's Board of Trustees with respect to both this Code and the code of ethics of the investment advisor(s) and principal underwriter. Such report shall: (a) include a copy of each code; (b) summarize existing procedures concerning personal investing and any changes in either code's policies or procedures during the past year;
      (c) describe any issues arising under such codes of ethics or procedures since the last report, including but not limited to information about material violations of such codes or procedures, and sanctions imposed in response to material violations; (d) furnish an evaluation of current compliance procedures and a report on any recommended changes in existing restrictions, policies or procedures based upon the compliance officer's experience under such codes, evolving industry practices, or developments in applicable laws or regulations; and (e) certify that the Trust, the investment advisor(s) and the principal underwriter have each adopted procedures reasonably necessary to prevent Fund Personnel from violating their respective codes of ethics.

12. This Code and the code of ethics of the investment advisor(s) and principal underwriter (including any code that has been in effect during the preceding five years), a list of all persons required to make reports under this Code, a copy of each report made by Fund Personnel, a copy of each report made by the compliance officer (including supporting reports of compliance officers of the investment advisor(s) and principal underwriter), a record of any decision (and the reasons supporting that decision) to allow any Investment Personnel to purchase securities in an Initial Public Offering or Limited Offering, and a record of any violation of this Code and the code of ethics of the investment advisor(s) and principal underwriter (including any action taken as a result of such violation), shall be maintained by the Trust (as to its Access Persons) or by the investment advisor(s) or the principal underwriter (as to their Access Persons) as required under Rule 17j-1.

13. At least annually, all Fund Personnel will be required to certify that they: (a) have read and understand the Code; (b) recognize that they are subject to the requirements outlined in the Code; (c) have complied with the requirements of the Code; (d) have disclosed and reported all personal securities transactions required to be disclosed; (e) have disclosed all personal securities holdings and/or accounts (if required); and (f) have immediately notified the compliance officer of any personal conflict of interest relationship involving the Trust, such as the existence of any economic relationship between their personal transactions and securities held or to be acquired by the Trust.

                                                                      APPENDIX A

                          STATEMENT ON INSIDER TRADING

      The Insider Trading and Securities Fraud Enforcement Act of 1988 ("ITSFEA") requires that all investment advisors and broker-dealers establish, maintain, and enforce written policies and procedures designed to detect and prevent the misuse of material non-public information by such investment advisor and/or broker-dealer, or any person associated with the investment advisor and/or broker-dealer.

      Section 204A of the Investment Advisers Act of 1940 (the "Advisers Act") states that an investment advisor must adopt and disseminate written policies with respect to ITSFEA, and an investment advisor must also vigilantly review, update, and enforce them. Section 204A provides that every person subject to
Section 204 of the Advisers Act shall be required to establish procedures to prevent insider trading.

      Each investment advisor who acts as such for any series of The World Insurance Trust (the "Trust") and each broker-dealer which acts as principal underwriter to any series of the Trust has adopted the following policy, procedures, and supervisory procedures in addition to the Trust's Code of Ethics. Throughout this document the investment advisor(s) and principal underwriter(s) shall collectively be called the "Providers".

                               SECTION I - POLICY

      The purpose of this Section 1 is to familiarize the officers, directors, and employees of the Providers with issues concerning insider trading and to assist them in putting into context the policy and procedures on insider trading.

Policy Statement.

      No person to whom this Statement on Insider Trading applies, including officers, directors, and employees, may trade, either personally or on behalf of others (such as mutual funds and private accounts managed by a Provider) while in possession of material, non-public information; nor may any officer, director, or employee of a Provider communicate material, non-public information to others in violation of the law. This conduct is frequently referred to as "insider trading." This policy applies to every officer, director, and employee of a Provider and extends to activities within and outside their duties as a Provider. It covers not only personal transactions of covered persons, but indirect trading by family, friends and others, or the non-public distribution of inside information from you to others. Every officer, director, and employee must read and retain this policy statement. Any questions regarding the policy and procedures should be referred to the compliance officer.

      The term "insider trading" is not defined in the Federal securities laws, but generally is used to refer to the use of material non-public information to trade in securities (whether or not one is an "insider") or the communications of material nonpublic information to others who may then seek to benefit from such information.

      While the law concerning insider trading is not static, it is generally understood that the law prohibits:

      (a) trading by an insider, while in possession of material non-public information, or

      (b) trading by a non-insider, while in possession of material non-public information, where the information either was disclosed to the non-insider in violation of an insider's duty to keep it confidential or was misappropriated, or

      (c)  communicating material non-public information to others.

      The elements of insider trading and the penalties for such unlawful conduct are discussed below.

1.    Who is an Insider?

      The concept of "insider" is broad. It includes officers, directors, and employees of a company. In addition, a person can be a "temporary insider" if he or she enters into a special confidential relationship in the conduct of a company's affairs and as a result is given access to information solely for the company's purposes. A temporary insider can include, among others, a company's attorneys, accountants, consultants, bank lending officers, and the employees of such organizations. In addition, an investment advisor may become a temporary insider of a company it advises or for which it performs other services. According to the Supreme Court, the company must expect the outsider to keep the disclosed non-public information confidential and the relationship must at least imply such a duty before the outsider will be considered an insider.

2.     What is Material Information?

      Trading on inside information can be the basis for liability when the information is material. In general, information is "material" when there is a substantial likelihood that a reasonable investor would consider it important in making his or her investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company's securities. Information that officers, directors, and employees should consider material includes, but is not limited to: dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidation problems, and extraordinary management developments.

3.    What is Non-Public Information?

      Information is non-public until it has been effectively communicated to the market place. One must be able to point to some fact to show that the information is generally public. For example, information found in a report filed with the SEC, or appearing in Dow Jones, Reuters Economic Services, the Wall Street Journal or other publications of general circulation would be considered public. (Depending on the nature of the information, and the type and timing of the filing or other public release, it may be appropriate to allow for adequate time for the information to be "effectively" disseminated.)

4.    Reason for Liability.

      (a) Fiduciary duty theory - in 1980 the Supreme Court found that there is no general duty to disclose before trading on material non-public information, but that such a duty arises only where there is a direct or indirect fiduciary relationship with the issuer or its agents. That is, there must be a relationship between the parties to the transaction such that one party has a right to expect that the other party will disclose any material non-public information or refrain from trading. (b) Misappropriation theory - another basis for insider trading liability is the ,'misappropriation" theory, where liability is established when trading occurs on material non-public information that was stolen or misappropriated from any other person.

5.    Penalties for Insider Trading.

      Penalties for trading on or communicating material non-public information are severe, both for individuals and their employers. A person can be subject to some or all of the penalties below even if he or she does not personally benefit from the violation. Penalties include:

        o     civil injunctions
        o     treble damages
        o     disgorgement of profits
        o     jail sentences
        o fines for the person who committed the violation of up to three times the profit gained or loss avoided, whether or not the person actually benefited, and
        o fines for the employer or other controlling person of up to the greater of $1 million or three times the amount of the profit gained or loss avoided.

      In addition, any violation of this policy statement can be expected to result in serious sanctions by a Provider, including dismissal of the persons involved.

                             SECTION II - PROCEDURES

      The following procedures have been established to aid the officers, directors, and employees of a Provider in avoiding insider trading, and to aid in preventing, detecting, and imposing sanctions against insider trading. Every officer, director, and employee of a Provider must follow these procedures or risk serious sanctions, including dismissal, substantial personal liability, and/or criminal penalties. If you have any questions about these procedures you should consult the compliance officer.

1.    Identifying Inside Information.

      Before trading for yourself or others, including investment companies or private accounts managed by a Provider, in the securities of a company about which you may have potential inside information, ask yourself the following questions:

           (a) Is the information material? Is this information that an investor would consider important in making his or her investment decisions? Is this information that would substantially affect the market price of the securities if generally disclosed?

           (b) Is the information non-public? To whom has this information been provided? Has the information been effectively communicated to the marketplace by being published in Reuters, The Wall Street Journal or other publications of general circulation?

           If, after consideration of the above, you believe that the information is material and non-public, or if you have questions as to whether the information is material and non-public, you should take the following steps:

           (a)  Report the matter immediately to the compliance officer.

           (b) Do not purchase or sell the security on behalf of yourself or others, including investment companies or private accounts managed by a Provider.

           (c) Do not communicate the information to anybody, other than to the compliance official.

           (d) After the compliance official has reviewed the issue, you will be instructed to either continue the prohibitions against trading and communication, or you will be allowed to communicate the information and then trade.

2.    Personal Security Trading.

      All officers, directors, and employees of a Provider (other than officers, directors and employees who are required to report their securities transactions to a registered investment company in accordance with a Code of Ethics) shall submit to the compliance officer, on a quarterly basis, a report of every securities transaction in which they, their families (including the spouse, minor children, and adults living in the same household as the officer, director, or employee), and trusts of which they are trustees or in which they have a beneficial interest have participated, or at such lesser intervals as may be required from time to time. The report shall include the name of the security, date of the transaction, quantity, price, and broker-dealer through which the transaction was effected. All officers, directors and employees must also instruct their broker(s) to supply the compliance officer, on a timely basis, with duplicate copies of confirmations of all personal securities transactions and copies of all periodic statements for all securities accounts.

3.    Restricting Access to Material Non-public Information.
      -----------------------------------------------------

      Any information in your possession that you identify as material and non-public may not be communicated other than in the course of performing your duties to anyone, including persons within your company, except as provided in paragraph I above. In addition, care should be taken so that such information is secure. For example, files containing material non-public information should be sealed; access to computer files containing material non-public information should be restricted.

4.    Resolving  Issues Concerning Insider Trading.
      --------------------------------------------

      If, after consideration of the items set forth in paragraph 1, doubt remains as to whether information is material or non-public, or if there is any unresolved question as to the applicability or interpretation of the foregoing procedures, or as to the propriety of any action, it must be discussed with the compliance officer before trading or communicating the information to anyone.


                              SECTION III - SUPERVISION

      The role of the compliance officer is critical to the implementation and maintenance of this Statement on Insider Trading. These supervisory procedures can be divided into two classifications, (1) the prevention of insider trading, and (2) the detection of insider trading.

1.    Prevention of Insider Trading.

      To prevent insider trading the compliance official should:

      (a) answer promptly any questions regarding the Statement on Insider Trading;
      (b) resolve issues of whether information received by an officer, director, or employee is material and nonpublic;
      (c) review and ensure that officers, directors, and employees review, at least annually, and update as necessary, the Statement on Insider Trading; and
      (d) when it has been determined that an officer, director, or employee has material non-public information, (i) implement measures to prevent dissemination of such information, and (ii) if necessary, restrict officers, directors, and employees from trading the securities.

2.    Detection of Insider Trading:

To detect insider trading, the Compliance Officer should:

      (a) review the trading activity reports filed by each officer, director, and employee, to ensure no trading took place in securities in which the Provider has material non-public information;
      (b) review the trading activity of the mutual funds managed by the investment advisor and the mutual funds which the broker-dealer acts as principal underwriter;
      (c) coordinate, if necessary, the review of such reports with other appropriate officers, directors, or employees of a Provider and The World Insurance Trust

3.    Special Reports to Management.

      Promptly, upon learning of a potential violation of the Statement on Insider Trading, the Compliance Officer must prepare a written report to management of the Provider, and provide a copy of such report to the Board of Trustees of The World Insurance Trust, providing full details and recommendations for further action.

4.    Annual Reports.

      On an annual basis, the Compliance Officer of each Provider will prepare a written report to the management of the Provider, and provide a copy of such report to the Board of Trustees of The World Insurance Trust, setting forth the following:

      (a) a summary of the existing procedures to detect and prevent insider trading;
      (b)  full  details  of  any  investigation,   either  internal  or  by  a
           regulatory agency, of any suspected insider trading and the results of such investigation;
      (c) an evaluation of the current procedures and any recommendations for improvement.

                                                                       EXHIBIT A

                            THE WORLD INSURANCE TRUST
                                  (the "Trust")

                                 Code of Ethics

                               Pre-Clearance Form


REQUEST:

Date:_____________



To the Compliance Officer:

I request authorization for the following transaction:

      Name of Security              Number of Shares



I am not trading on inside information. This request is being made in advance of order placement with a broker.

Signature:
           ------------------------------------

Print Name:
            -----------------------------------



AUTHORIZATION:

This trade is authorized on ____________ and is valid for two (2) business days from the date of the authorization.

                                   Signature:

                                                                       EXHIBIT B

                            THE WORLD INSURANCE TRUST
                                  (the "Trust")

                                 Code of Ethics

                                 Initial Report


To the Compliance Officer:

      1. I hereby acknowledged receipt of a copy of the Code of Ethics for the Trust.

      2. I have read and understand the Code and recognize that I am subject thereto in the capacity of "Fund Personnel."

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Trust, such as any economic relationship between my transactions and securities held or to be acquired by the Trust.

      4. As of the date below I had a direct or indirect beneficial ownership in the following Covered Securities:

                                                          Type of Interest
Name of Security         Number of Shares               (Direct or Indirect)
----------------         -----------------              --------------------







      5. I have direct or indirect ownership of brokerage account(s) maintained at

________________________________________________________________________________
(insert name(s) of brokerage firm).

I understand that I must have copies of my brokerage trade confirmations and periodic statements sent to the Compliance Officer.






Date:                          Signature:
      --------------------                ------------------------------

                               Print Name:
                                          -----------------------------

                                                                       EXHIBIT C

                            THE WORLD INSURANCE TRUST
                                  (the "Trust")

                                 Code of Ethics

                                  Annual Report


To the Compliance Officer:

      1. I have read and understand the Code of Ethics and recognize that I am subject thereto in the capacity of "Fund Personnel."

      2. I hereby certify that, during the year ended December 31, 20__, I have complied with the requirements of the Code of Ethics and I have reported all Covered Securities transactions required to be reported pursuant to the Code.

      3. Except as noted below, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Trust, such as any economic relationship between my transactions and securities held or to be acquired by the Trust.

      4. As of December 31, 20__, I had a direct or indirect beneficial ownership in the following Covered Securities:

                                                  Type of Interest
Name of Security            Number of Shares    (Direct or Indirect)
-----------------           -----------------   --------------------






      5. I have direct or indirect ownership of brokerage account(s) maintained at___________________________________________________________________
                    (insert name(s) of brokerage firm).

I understand that I must have copies of my brokerage trade confirmations and periodic statements sent to the Compliance Officer.





Date:                     Signature:
      ---------------                -----------------------------------

                          Print Name:
                                      ----------------------------------

                                                                       EXHIBIT D

                            THE WORLD INSURANCE TRUST
                                  (the "Trust")

                         Securities Transactions Report

                   For the Calendar Quarter Ended: _________


To the Compliance Officer:

      During the quarter referred to above, the following transactions were effected in Covered Securities of which I had, or by reason of such transaction acquired, direct or indirect beneficial ownership, and which are required to be reported pursuant to the Code of Ethics adopted by the Trust.


===============================================================================
                                                     Nature of     Broker/Dealer
                                          Interest   Transaction   or Bank
           Date of     No. of   Principal and        (Purchase,    Through
 Security  Transaction Shares    Amount   Maturity    Price, Sale, Whom
                                          Date (if    Other)       Effected
                                          applicable)

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

===============================================================================

      This report (i) excludes transactions with respect to which I had no direct or indirect influence or control, (ii) other transactions not required to be reported, and (iii) is not an admission that I have or had any direct or indirect beneficial ownership in the securities listed above.

      Except as noted on the reverse side of this report, I hereby certify that I have no knowledge of the existence of any personal conflict of interest relationship which may involve the Trust, such as the existence of any economic relationship between my transactions and securities held or to be acquired by the Trust.

Date:                          Signature:
      --------------------                ------------------------------
                               Print Name:
                                          ------------------------------

                                                               EXHIBIT(23)(q)(1)

                            THE WORLD INSURANCE TRUST


                             SECRETARY'S CERTIFICATE



       The undersigned Secretary of The World Insurance Trust (the "Trust"), does hereby certify that the Board of Trustees of the Trust, at a meeting held on February 21, 2002, approved the following resolution:

               RESOLVED, that the officers of the Trust are authorized to file with the SEC a Power of Attorney, substantially in the form of the Power of Attorney attached hereto appointing John Pasco, III as attorney-in-fact for the purpose of filing documents with the SEC, upon the due execution by each Trustee and designated officer of such Power of Attorney.

       IN WITNESS WHEREOF, I have set my hand this 1st day of April, 2002.




                                        /s/ F. Byron Parker, Jr.
                                        ------------------------
                                        F. Byron Parker, Jr.
                                        Secretary

                            THE WORLD INSURANCE TRUST

                                Power of Attorney



       KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or trustee of The World Insurance Trust hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of said Trust's shares of beneficial interest, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

       IN WITNESS WHEREOF, the undersigned has executed this instrument this 28th day of March, 2002.





                                        /s/ Joseph Mastoloni
                                        --------------------
                                        Joseph Mastoloni
                                        Trustee

                            THE WORLD INSURANCE TRUST

                                Power of Attorney



       KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or trustee of The World Insurance Trust hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of said Trust's shares of beneficial interest, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

       IN WITNESS WHEREOF, the undersigned has executed this instrument this 28th day of March, 2002.



                                        /s/ William Poist
                                        -------------------------------
                                        William Poist
                                        Trustee

                            THE WORLD INSURANCE TRUST

                                Power of Attorney



       KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or trustee of The World Insurance Trust hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of said Trust's shares of beneficial interest, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

       IN WITNESS WHEREOF, the undersigned has executed this instrument this 28th day of March, 2002.





                                        /s/ Samuel Boyd, Jr.
                                        --------------------
                                        Samuel Boyd, Jr.
                                        Trustee

                            THE WORLD INSURANCE TRUST

                                Power of Attorney



       KNOW ALL MEN BY THESE PRESENTS that the undersigned officer and/or trustee of The World Insurance Trust hereby appoints John Pasco, III, his true and lawful attorney to execute in his name, place and stead and on his behalf a registration statement on Form N-1A for the registration pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, of said Trust's shares of beneficial interest, and any and all amendments to said Registration Statement (including post-effective amendments), and all instruments necessary or incidental in connection therewith and to file the same with the U.S. Securities and Exchange Commission. Said attorney shall have full power and authority to do and perform in the name and on behalf of the undersigned every act whatsoever requisite or desirable to be done in the premises, as fully and to all intents and purposes as the undersigned might or could do, the undersigned hereby ratifying and approving all such acts of said attorney.

       IN WITNESS WHEREOF, the undersigned has executed this instrument this 28th day of March, 2002.





                                        /s/ Paul M. Dickinson
                                        ----------------------
                                        Paul M. Dickinson
                                        Trustee